Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	HST
Entity Registrant Name	HOST HOTELS & RESORTS, INC.
Entity Central Index Key	0001070750

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Property and equipment, net	$ 11,383		$ 10,514
Investments in affiliates	197		148
Debt
Senior notes, including $902 million and $1,156 million, respectively, net of discount, of Exchangeable Senior Debentures	4,543		4,249
Credit facility	117		58
Mortgage debt	1,006	[1]	1,025	[1]
Other	87		145
Total debt	5,753		5,477
Host Hotels & Resorts, Inc. stockholders' equity:
Accumulated other comprehensive income (loss)	(1)		25
Host Hotels & Resorts, L.P. capital:
Accumulated other comprehensive income (loss)	(1)		25
Non-controlling interests-other consolidated partnerships	36		29
HOST HOTELS & RESORTS, INC.
ASSETS
Property and equipment, net	11,383		10,514
Due from managers	37		45
Investments in affiliates	197		148
Deferred financing costs, net	55		44
Furniture, fixtures and equipment replacement fund	166		152
Other	368		354
Restricted cash	36		41
Cash and cash equivalents	826		1,113
Total assets	13,068		12,411
Debt
Senior notes, including $902 million and $1,156 million, respectively, net of discount, of Exchangeable Senior Debentures	4,543		4,249
Credit facility	117		58
Mortgage debt	1,006		1,025
Other	87		145
Total debt	5,753		5,477
Accounts payable and accrued expenses	175		161
Other	269		250
Total liabilities	6,197		5,888
Non-controlling interests - Host Hotels & Resorts, L.P.	158		191
Host Hotels & Resorts, Inc. stockholders' equity:
Common stock, par value $.01, 1,050 million shares authorized; 705.1 million and 675.6 million shares issued and outstanding, respectively	7		7
Additional paid-in capital	7,750		7,236
Accumulated other comprehensive income (loss)	(1)		25
Deficit	(1,079)		(965)
Total equity of Host Hotels & Resorts, Inc. stockholders	6,677		6,303
Host Hotels & Resorts, L.P. capital:
Accumulated other comprehensive income (loss)	(1)		25
Non-controlling interests-other consolidated partnerships	36		29
Total equity	6,713		6,332
Total liabilities, limited partnership interest of third parties and capital	13,068		12,411
HOST HOTELS & RESORTS L.P.
ASSETS
Property and equipment, net	11,383		10,514
Due from managers	37		45
Investments in affiliates	197		148
Deferred financing costs, net	55		44
Furniture, fixtures and equipment replacement fund	166		152
Other	368		353
Restricted cash	36		41
Cash and cash equivalents	826		1,113
Total assets	13,068		12,410
Debt
Senior notes, including $902 million and $1,156 million, respectively, net of discount, of Exchangeable Senior Debentures	4,543		4,249
Credit facility	117		58
Mortgage debt	1,006		1,025
Other	87		145
Total debt	5,753		5,477
Accounts payable and accrued expenses	175		161
Other	269		250
Total liabilities	6,197		5,888
Non-controlling interests - Host Hotels & Resorts, L.P.	158	[2]	191	[2]
Host Hotels & Resorts, Inc. stockholders' equity:
Accumulated other comprehensive income (loss)	(1)		25
Host Hotels & Resorts, L.P. capital:
General partner	1		1
Limited partner	6,677		6,276
Accumulated other comprehensive income (loss)	(1)		25
Total Host Hotels & Resorts, L.P. capital	6,677		6,302
Non-controlling interests-consolidated partnerships	36		29
Total capital	6,713		6,331
Total liabilities, limited partnership interest of third parties and capital	$ 13,068		$ 12,410

[1]	The amount of the assets stated above securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.
[2]	The book value recorded is equal to the greater of the redemption value or the historical cost.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.01
Common stock, shares authorized	1,050
Common stock, shares outstanding	705.1	675.6
Senior Notes	$ 4,543	$ 4,249
Exchangeable Debentures
Senior Notes	902
HOST HOTELS & RESORTS, INC.
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,050	1,050
Common stock, shares issued	705.1	675.6
Common stock, shares outstanding	705.1	675.6
Senior Notes	4,543	4,249
HOST HOTELS & RESORTS, INC. | Exchangeable Debentures
Senior Notes	902	1,156
HOST HOTELS & RESORTS L.P.
Senior Notes	4,543	4,249
HOST HOTELS & RESORTS L.P. | Exchangeable Debentures
Senior Notes	$ 902	$ 1,156

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
REVENUES
Total revenues	$ 4,957		$ 4,393		$ 4,103
EXPENSES
Interest expense	371	[1]	384	[1]	379	[2]
LOSS BEFORE INCOME TAXES	(17)		(159)		(236)
Less: Net loss attributable to non-controlling interests			2		5
HOST HOTELS & RESORTS, INC.
REVENUES
Rooms	2,995		2,639		2,463
Food and beverage	1,416		1,281		1,225
Other	293		274		308
Owned hotel revenues	4,704		4,194		3,996
Other revenues	253		199		107
Total revenues	4,957		4,393		4,103
EXPENSES
Rooms	823		726		674
Food and beverage	1,053		957		926
Other departmental and support expenses	1,250		1,140		1,089
Management fees	188		170		157
Other property-level expenses	567		486		384
Depreciation and amortization	647		586		608
Corporate and other expenses	111		108		116
Gain on insurance settlement	(2)		(3)
Total operating costs and expenses	4,637		4,170		3,954
OPERATING PROFIT	320		223		149
Interest income	20		8		7
Interest expense	(371)		(384)		(379)
Net gains on property transactions and other	7		1		14
Gain (loss) on foreign currency transactions and derivatives	3		(6)		5
Equity in earnings (losses) of affiliates	4		(1)		(32)
LOSS BEFORE INCOME TAXES	(17)		(159)		(236)
Benefit for income taxes	1		31		39
LOSS FROM CONTINUING OPERATIONS	(16)		(128)		(197)
Loss from discontinued operations, net of tax			(4)		(61)
NET LOSS	(16)		(132)		(258)
Less: Net loss attributable to non-controlling interests	1		2		6
NET LOSS ATTRIBUTABLE TO REPORTING ENTITY	(15)		(130)		(252)
Less: Dividends on preferred stock			(4)		(9)
Issuance costs of redeemed preferred stock			(4)	[3]
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	(15)		(138)		(261)
Basic loss per common share:
Continuing operations	$ (0.02)		$ (0.2)		$ (0.34)
Discontinued operations			$ (0.01)		$ (0.11)
Basic loss per common share	$ (0.02)		$ (0.21)		$ (0.45)
Diluted loss per common share:
Continuing operations	$ (0.02)		$ (0.2)		$ (0.34)
Discontinued operations			$ (0.01)		$ (0.11)
Diluted loss per common share	$ (0.02)		$ (0.21)		$ (0.45)
HOST HOTELS & RESORTS L.P.
REVENUES
Rooms	2,995		2,639		2,463
Food and beverage	1,416		1,281		1,225
Other	293		274		308
Owned hotel revenues	4,704		4,194		3,996
Other revenues	253		199		107
Total revenues	4,957		4,393		4,103
EXPENSES
Rooms	823		726		674
Food and beverage	1,053		957		926
Other departmental and support expenses	1,250		1,140		1,089
Management fees	188		170		157
Other property-level expenses	567		486		384
Depreciation and amortization	647		586		608
Corporate and other expenses	111		108		116
Gain on insurance settlement	(2)		(3)
Total operating costs and expenses	4,637		4,170		3,954
OPERATING PROFIT	320		223		149
Interest income	20		8		7
Interest expense	(371)		(384)		(379)
Net gains on property transactions and other	7		1		14
Gain (loss) on foreign currency transactions and derivatives	3		(6)		5
Equity in earnings (losses) of affiliates	4		(1)		(32)
LOSS BEFORE INCOME TAXES	(17)		(159)		(236)
Benefit for income taxes	1		31		39
LOSS FROM CONTINUING OPERATIONS	(16)		(128)		(197)
Loss from discontinued operations, net of tax			(4)		(61)
NET LOSS	(16)		(132)		(258)
Less: Net loss attributable to non-controlling interests	1				1
NET LOSS ATTRIBUTABLE TO REPORTING ENTITY	(15)		(132)		(257)
Less: Distributions on preferred units			(4)		(9)
Issuance costs of redeemed preferred units			(4)	[4]
NET LOSS AVAILABLE TO COMMON UNITHOLDERS	$ (15)		$ (140)		$ (266)
Basic loss per common unit:
Continuing operations	(0.02)		(0.21)		(0.34)
Discontinued operations					(0.1)
Basic loss per common unit	(0.02)		(0.21)		(0.44)
Diluted loss per common unit:
Continuing operations	(0.02)		(0.21)		(0.35)
Discontinued operations					(0.1)
Diluted loss per common unit	(0.02)		(0.21)		(0.45)

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.
[3]	Represents the original issuance costs associated with the Class E preferred stock, which stock was redeemed during 2010.
[4]	Represents the original issuance costs associated with the Class E preferred OP units, which units were redeemed during 2010.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
HOST HOTELS & RESORTS, INC.
NET LOSS	$ (16)	$ (132)	$ (258)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
Unrealized loss on common stock			(4)
Foreign currency translation and other comprehensive income (loss) of unconsolidated affiliates	(27)	8	15
Change in fair value of derivative instruments	1	5	(4)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX	(26)	13	7
COMPREHENSIVE LOSS	(42)	(119)	(251)
Less: Comprehensive loss attributable to non-controlling interests	1	2	6
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE REPORTING ENTITY	(41)	(117)	(245)
HOST HOTELS & RESORTS L.P.
NET LOSS	(16)	(132)	(258)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
Unrealized loss on common stock			(4)
Foreign currency translation and other comprehensive income (loss) of unconsolidated affiliates	(27)	8	15
Change in fair value of derivative instruments	1	5	(4)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX	(26)	13	7
COMPREHENSIVE LOSS	(42)	(119)	(251)
Less: Comprehensive loss attributable to non-controlling interests	1		1
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE REPORTING ENTITY	$ (41)	$ (119)	$ (250)

CONSOLIDATED STATEMENTS OF EQUITY (HOST HOTELS & RESORTS, INC., USD $) In Millions	HOST HOTELS & RESORTS, INC. USD ($)	HOST HOTELS & RESORTS, INC. Preferred Stock USD ($)	HOST HOTELS & RESORTS, INC. Common Stock USD ($)	HOST HOTELS & RESORTS, INC. Additional Paid-in Capital USD ($)	HOST HOTELS & RESORTS, INC. Retained Earnings (Deficit) USD ($)	HOST HOTELS & RESORTS, INC. Accumulated Other Comprehensive Income (Loss) USD ($)	HOST HOTELS & RESORTS, INC. Non-controlling Interests of Consolidated Partnerships USD ($)	HOST HOTELS & RESORTS, INC. Non-controlling Interests of Host Hotels & Resorts, L.P USD ($)
Beginning Balance at Dec. 31, 2008		$ 97	$ 5	$ 5,868	$ (385)	$ 5	$ 24	$ 158
Beginning Balance at Dec. 31, 2008		4	525.3
NET LOSS	(258)				(252)		(1)	(5)
Unrealized loss on common stock	(4)					(4)
Other changes in ownership				(19)				19
Foreign currency translation and other comprehensive income of unconsolidated affiliates	15					15
Change in fair value of derivative instruments	(4)					(4)
Common stock issuances			1	766
Common stock issuances (shares)			103.8
Comprehensive stock and employee stock purchase plans				6
Comprehensive stock and employee stock purchase plans (shares)			0.4
Common stock dividends - cash					(16)
Common stock dividends - shares				139	(139)
Common stock dividends - shares			13.4
Dividends on preferred stock	(9)				(9)
Issuance of 2009 Exchangeable Senior Debentures				82
Redemptions of limited partner interests for common stock				33				(33)
Redemptions of limited partner interests for common stock			3.4
Contributions from non- controlling interests of consolidated partnerships							1
Distributions to non-controlling interests							(2)
Ending Balance at Dec. 31, 2009		97	6	6,875	(801)	12	22	139
Ending Balance at Dec. 31, 2009		4	646.3
NET LOSS	(132)				(130)			(2)
Other changes in ownership				(69)				69
Foreign currency translation and other comprehensive income of unconsolidated affiliates	8					8
Change in fair value of derivative instruments	5					5
Common stock issuances			1	405
Common stock issuances (shares)			26.9
Comprehensive stock and employee stock purchase plans				10
Comprehensive stock and employee stock purchase plans (shares)			1.2
Common stock dividends - cash					(26)
Dividends on preferred stock	(4)				(4)
Redemption of preferred stock		(97)			(4)
Redemption of preferred stock (shares)		(4)
Redemptions of limited partner interests for common stock				15				(15)
Redemptions of limited partner interests for common stock			1.2
Contributions from non- controlling interests of consolidated partnerships							11
Distributions to non-controlling interests							(4)
Ending Balance at Dec. 31, 2010	6,332		7	7,236	(965)	25	29	191
Ending Balance at Dec. 31, 2010			675.6
Beginning Balance at Sep. 10, 2010
NET LOSS	(6)
Ending Balance at Dec. 31, 2010	6,332
NET LOSS	(60)
Ending Balance at Mar. 25, 2011
Beginning Balance at Dec. 31, 2010	6,332		7	7,236	(965)	25	29	191
Beginning Balance at Dec. 31, 2010			675.6
NET LOSS	(16)				(15)		(1)
Other changes in ownership				33				(33)
Foreign currency translation and other comprehensive income of unconsolidated affiliates	(27)					(27)
Change in fair value of derivative instruments	1					1
Common stock issuances				459
Common stock issuances (shares)			27.9
Common OP unit issuances								6
Comprehensive stock and employee stock purchase plans				17
Comprehensive stock and employee stock purchase plans (shares)			1.3
Common stock dividends - cash					(99)
Redemptions of limited partner interests for common stock				5				(5)
Redemptions of limited partner interests for common stock			0.3
Contributions from non- controlling interests of consolidated partnerships							12
Distributions to non-controlling interests							(4)	(1)
Ending Balance at Dec. 31, 2011	6,713		7	7,750	(1,079)	(1)	36	158
Ending Balance at Dec. 31, 2011			705.1
Beginning Balance at Sep. 09, 2011
NET LOSS	16
Ending Balance at Dec. 31, 2011	$ 6,713

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 HOST HOTELS & RESORTS, INC.	Dec. 31, 2010 HOST HOTELS & RESORTS, INC.	Dec. 31, 2009 HOST HOTELS & RESORTS, INC.	Dec. 31, 2011 HOST HOTELS & RESORTS L.P.	Dec. 31, 2010 HOST HOTELS & RESORTS L.P.	Dec. 31, 2009 HOST HOTELS & RESORTS L.P.
OPERATING ACTIVITIES
NET LOSS	$ (16)	$ (132)	$ (258)	$ (16)	$ (132)	$ (258)
Discontinued operations:
(Gain) loss on dispositions		2	(26)		2	(26)
Depreciation	8	7	95	8	7	95
Depreciation and amortization	647	586	608	647	586	608
Amortization of deferred financing costs	11	12	14	11	12	14
Amortization of debt premiums/discounts, net	19	31	31	19	31	31
Deferred income taxes	(11)	(36)	(38)	(11)	(36)	(38)
Net gains on property transactions and other	(7)	(1)	(14)	(7)	(1)	(14)
(Gain) loss on foreign currency transactions and derivatives	(3)	6	(5)	(3)	6	(5)
Non-cash loss (gain) on extinguishment of debt	4	1	(5)	4	1	(5)
Equity in (earnings) losses of affiliates	(4)	1	32	(4)	1	32
Distributions from equity investments		2	1		2	1
Change in due from managers		(9)	34		(9)	34
Change in cash restricted for operating activities		(25)			(25)
Changes in other assets	(9)	44	(12)	(9)	44	(12)
Changes in other liabilities	22	31	95	22	31	95
Cash provided by operating activities	661	520	552	661	520	552
INVESTING ACTIVITIES
Proceeds from sales of assets, net	6	12	199	6	12	199
Acquisitions	(1,047)	(342)		(1,047)	(342)
Deposits for acquisitions		(38)			(38)
Proceeds from transfer of Le Méridien Piccadilly to the Euro JV Fund II	40			40
Proceeds from sale of interest in CBM Joint Venture LLC			13			13
Deferred sale proceeds received from HPT		17			17
Investment in affiliates	(49)	(1)	(7)	(49)	(1)	(7)
Return of capital from investments	1		39	1		39
Purchase of mortgage note on a portfolio of hotels		(53)			(53)
Capital expenditures:
Renewals and replacements	(327)	(195)	(164)	(327)	(195)	(164)
Redevelopment and other investments	(215)	(114)	(176)	(215)	(114)	(176)
Change in furniture, fixtures & equipment (FF&E) replacement fund	4	(17)	(6)	4	(17)	(6)
Change in FF&E replacement funds designated as restricted cash		22	(14)		22	(14)
Property insurance proceeds	11	3		11	3
Cash used in investing activities	(1,576)	(706)	(116)	(1,576)	(706)	(116)
FINANCING ACTIVITIES
Financing costs	(23)	(10)	(20)	(23)	(10)	(20)
Issuances of debt	955	500	906	955	500	906
Draws on credit facility	153	56		153	56
Repayment on credit facility	(90)		(410)	(90)		(410)
Repurchase/redemption of senior notes, including exchangeable debentures	(404)	(821)	(139)	(404)	(821)	(139)
Mortgage debt prepayments and scheduled maturities	(210)	(364)	(342)	(210)	(364)	(342)
Scheduled principal repayments	(5)	(13)	(14)	(5)	(13)	(14)
Common OP unit issuance				323	406	767
Common stock issuance	323	406	767
Redemption of preferred OP units					(101)
Redemption of preferred stock		(101)
Distributions on common OP units				(71)	(20)	(43)
Dividends on common stock	(70)	(20)	(42)
Distributions on preferred OP units					(6)	(9)
Dividends on preferred stock		(6)	(9)
Distributions to non-controlling interests				(4)	(4)	(2)
Distributions to non-controlling interests	(5)	(4)	(3)
Contributions from non-controlling interests				1	11
Contributions from non-controlling interests	1	11
Change in cash restricted for financing activities	3	23	4	3	23	4
Cash provided by (used in) financing activities	628	(343)	698	628	(343)	698
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(287)	(529)	1,134	(287)	(529)	1,134
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,113	1,642	508	1,113	1,642	508
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 826	$ 1,113	$ 1,642	$ 826	$ 1,113	$ 1,642

Statement Of Partners Capital (HOST HOTELS & RESORTS L.P., USD $) In Millions	HOST HOTELS & RESORTS L.P. USD ($)	HOST HOTELS & RESORTS L.P. Preferred Limited Partner USD ($)	HOST HOTELS & RESORTS L.P. General Partner USD ($)	HOST HOTELS & RESORTS L.P. Limited Partner USD ($)	HOST HOTELS & RESORTS L.P. Accumulated Other Comprehensive Income (Loss) USD ($)	HOST HOTELS & RESORTS L.P. Non-controlling Interests of Consolidated Partnerships USD ($)	HOST HOTELS & RESORTS L.P. Limited Partnership Interests of Third Parties USD ($)
Beginning Balance at Dec. 31, 2008		$ 97	$ 1	$ 5,485	$ 5	$ 24	$ 158
Beginning Balance at Dec. 31, 2008		4	525.3
NET LOSS	(258)			(252)		(1)	(5)
Unrealized loss on HMS Host common stock	(4)				(4)
Other changes in ownership				(19)			19
Foreign currency translation and other comprehensive income of unconsolidated affiliates	15				15
Change in fair value of derivative instruments	(4)				(4)
Common OP unit issuances				767
Common OP unit issuances (units)			103.6
Units issued to Host Inc. for the comprehensive stock and employee stock purchase plans				6
Units issued to Host Inc for the comprehensive stock and employee stock purchase plans(units)			0.4
Distribution on common OP unit				(16)
Distribution on preferred OP unit				(9)
Issuance of 2009 Exchangeable Senior Debentures				82
Redemptions of limited partnership interests of third parties				33			(33)
Redemptions of limited partnership interests of third parties			3.4
Contributions from non- controlling interests of consolidated partnerships						1
Distributions to non-controlling interests						(2)
Ending Balance at Dec. 31, 2009		97	1	6,077	12	22	139
Ending Balance at Dec. 31, 2009		4	632.7
NET LOSS	(132)			(130)			(2)
Other changes in ownership				(69)			69
Foreign currency translation and other comprehensive income of unconsolidated affiliates	8				8
Change in fair value of derivative instruments	5				5
Common OP unit issuances				407
Common OP unit issuances (units)			26.4
Units issued to Host Inc. for the comprehensive stock and employee stock purchase plans				10
Units issued to Host Inc for the comprehensive stock and employee stock purchase plans(units)			1.1
Distribution on common OP unit				(26)
Distribution on preferred OP unit				(4)
Redemption of preferred units		(97)		(4)
Redemption of preferred units		(4)
Redemptions of limited partnership interests of third parties				15			(15)
Redemptions of limited partnership interests of third parties			1.2
Contributions from non- controlling interests of consolidated partnerships						11
Distributions to non-controlling interests						(4)
Ending Balance at Dec. 31, 2010	6,331		1	6,276	25	29	191
Ending Balance at Dec. 31, 2010			661.4
NET LOSS	(16)			(15)		(1)
Other changes in ownership				33			(33)
Foreign currency translation and other comprehensive income of unconsolidated affiliates	(27)				(27)
Change in fair value of derivative instruments	1				1
Common OP unit issuances				460			6
Common OP unit issuances (units)			27.3
Units issued to Host Inc. for the comprehensive stock and employee stock purchase plans				17
Units issued to Host Inc for the comprehensive stock and employee stock purchase plans(units)			1.3
Distribution on common OP unit				(99)
Redemptions of limited partnership interests of third parties				5			(5)
Redemptions of limited partnership interests of third parties			0.3
Contributions from non- controlling interests of consolidated partnerships						12
Distributions to non-controlling interests						(4)	(1)
Ending Balance at Dec. 31, 2011	$ 6,713		$ 1	$ 6,677	$ (1)	$ 36	$ 158
Ending Balance at Dec. 31, 2011			690.3

Supplemental schedule of noncash investing and financing activities	12 Months Ended
Dec. 31, 2011
HOST HOTELS & RESORTS, INC.
Supplemental schedule of noncash investing and financing activities

Supplemental schedule of noncash investing and financing activities:

During 2011, 2010 and 2009, Host Inc. issued approximately 0.3 million, 1.2 million and 3.4 million shares of common stock, respectively, upon the conversion of Host L.P. units, or OP units, held by non-controlling interests valued at $5 million, $15 million and $18 million, respectively.

In June 2011, holders of approximately $134 million of the 3.25% Exchangeable Debentures elected to exchange their debentures for approximately 8.8 million shares of Host Inc. common stock.

On June 28, 2011, we transferred the Le Méridien Piccadilly to the Euro JV Fund II at a price of £64 million ($102 million), including the assumption of the associated £32 million ($52 million) mortgage. We also transferred the capital lease asset and corresponding liability associated with the building, each valued at £38 million ($61 million), to the Euro JV Fund II. We retained a 33.4% interest in the property through our general and limited partner interests in the Euro JV Fund II and received cash proceeds on the transfer of £25 million ($40 million). We acquired a leasehold interest in the property in July 2010, at which time we assumed the mortgage loan and recorded the capital lease obligation.

On April 29, 2011, we acquired a 75% controlling interest in the Hilton Melbourne South Wharf. In connection with the acquisition, we assumed A$80 million ($86 million) of mortgage debt and recorded such mortgage debt at its fair value at the acquisition date.

On March 17, 2011, we acquired the Manchester Grand Hyatt San Diego, and certain related rights. In connection with the acquisition, Host Hotels & Resorts, L.P. issued approximately 0.3 million OP units valued at approximately $6 million.

On September 2, 2010, we acquired a 90% controlling interest in the W New York, Union Square hotel. In connection with the acquisition, we assumed a $115 million mortgage debt with a fair value of $119 million, and other liabilities of $8.5 million.

On December 18, 2009, Host Inc. issued 13.4 million shares of common stock valued at $140 million to its stockholders as part of a special common dividend.

HOST HOTELS & RESORTS L.P.
Supplemental schedule of noncash investing and financing activities

Supplemental schedule of noncash investing and financing activities:

During 2011, 2010 and 2009, non-controlling partners converted common operating partnership units (“OP units”) valued at $5 million, $15 million and $18 million, respectively, in exchange for 0.3 million, 1.2 million and 3.4 million shares, respectively, of Host Inc. common stock.

In June 2011, holders of approximately $134 million of the 3.25% Exchangeable Debentures elected to exchange their debentures for approximately 8.8 million shares of Host Inc. common stock.

On June 28, 2011, we transferred the Le Méridien Piccadilly to the Euro JV Fund II at a price of £64 million ($102 million), including the assumption of the associated £32 million ($52 million) mortgage. We also transferred the capital lease asset and corresponding liability associated with the building, each valued at £38 million ($61 million), to the Euro JV Fund II. We retained a 33.4% interest in the property through our general and limited partner interests in the Euro JV Fund II and received cash proceeds on the transfer of £25 million ($40 million). We acquired a leasehold interest in the property in July 2010, at which time we assumed the mortgage loan and recorded the capital lease obligation.

On April 29, 2011, we acquired a 75% controlling interest in the Hilton Melbourne South Wharf. In connection with the acquisition, we assumed A$80 million ($86 million) of mortgage debt and recorded such mortgage debt at its fair value at the acquisition date.

On March 17, 2011, we acquired the Manchester Grand Hyatt San Diego, and certain related rights. In connection with the acquisition, Host Hotels & Resorts, L.P. issued approximately 0.3 million OP units valued at approximately $6 million.

On September 2, 2010, we acquired a 90% controlling interest in the W New York, Union Square hotel. In connection with the acquisition, we assumed a $115 million mortgage debt with a fair value of $119 million, and other liabilities of $8.5 million.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Description of Business

Host Hotels & Resorts Inc. operates as a self-managed and self-administered real estate investment trust, or REIT, with its operations conducted solely through Host Hotels & Resorts L.P. and its subsidiaries. Host Hotels & Resorts, L.P., a Delaware limited partnership, operates through an umbrella partnership structure, with Host Hotels & Resorts, Inc., a Maryland corporation, as its sole general partner. In the notes to the financial statements, we use the terms “we” or “our” to refer to Host Hotels & Resorts, Inc. and Host Hotels & Resorts, L.P. together, unless the context indicates otherwise. We also use the term “Host Inc.” to refer specifically to Host Hotels & Resorts, Inc. and the term “Host L.P.” to refer specifically to Host Hotels & Resorts, L.P. (and its consolidated subsidiaries) in cases where it is important to distinguish between Host Inc. and Host L.P. Host Inc. holds approximately 98.5% of Host L.P.’s partnership interests, or OP units.

As of December 31, 2011, our lodging portfolio in the United States consisted of 105 hotels with approximately 60,700 rooms. Our U.S. portfolio is geographically diverse, with hotels in cities in 25 states and in Washington, D.C. We also own 16 hotels with approximately 4,300 rooms in Australia, Brazil, Canada, Chile, Mexico and New Zealand. Additionally, we own an approximate one-third interest in a European joint venture that owns 13 hotels with approximately 4,200 rooms located in Belgium, France, Italy, Poland, The Netherlands, Spain and the United Kingdom. We are the general partner of the joint venture and act as asset manager for these hotels. We also own a 25% interest in an Asian joint venture that has acquired a 36% interest in a joint venture to develop seven properties in India by 2014.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the consolidated accounts of Host Inc., Host L.P. and their subsidiaries and controlled affiliates, including joint ventures and partnerships. We consolidate subsidiaries when we have the ability to direct the activities that most significantly impact the economic performance of the entity. For those partnerships and joint ventures where we are the general partner, we review the rights of the limited partners to determine if those rights would overcome the assumption of control as the general partner. Limited partner rights which would overcome presumption of control by the general partner include the substantive ability to dissolve (liquidate) the limited partnership or otherwise remove the general partners without cause and substantive participating rights over activities considered most significant to the business of the partnership or joint venture, primarily voting rights.

We also evaluate our subsidiaries to determine if they should be considered variable interest entities (“VIEs”). Typically, the entity that has the power to direct the activities that most significantly impact economic performance would consolidate the VIE. We consider an entity a VIE if equity investors own an interest therein that does not have the characteristics of a controlling financial interest or if such investors do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. In accordance with ASC 810, we reviewed our subsidiaries to determine if (i) they should be considered VIEs, and (ii) whether we should change our consolidation determination based on changes in the characteristics of these entities.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles, or GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of 90 days or less at the date of purchase to be cash equivalents.

Restricted Cash

Restricted cash includes reserves for debt service, real estate taxes, insurance, furniture, fixtures and equipment replacement, as well as cash collateral and excess cash flow deposits due to mortgage debt agreement restrictions and provisions, and a reserve required for potential legal damages. For purposes of the statements of cash flows, changes in restricted cash caused by changes in required legal reserves are shown as operating activities. Changes in restricted cash caused by using such funds for furniture, fixtures and equipment replacement are shown as investing activities. The remaining changes in restricted cash are the direct result of restrictions under our loan agreements, and, as such, are reflected in cash flows from financing activities.

Property and Equipment

Generally, property and equipment is recorded at cost. For properties we develop, cost includes interest and real estate taxes incurred during construction. For property and equipment acquired in a business combination, we record the assets based on their fair value as of the acquisition date. Replacements and improvements and capital leases are capitalized, while repairs and maintenance are expensed as incurred. We depreciate our property and equipment using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the lease term or the useful lives of the related assets.

We capitalize certain inventory (such as china, glass, silver, linen) at the time of a hotel opening or acquisition, or when significant inventory is purchased (in conjunction with a major rooms renovation or when the number of rooms or meeting space at a hotel is expanded). These amounts are then amortized over the estimated useful life of three years. Subsequent replacement purchases are expensed when placed in service.

We maintain a furniture, fixtures and equipment replacement fund for renewal and replacement capital expenditures at certain hotels, which generally is funded with 5% of property revenues.

We analyze our assets for impairment when events or circumstances occur that indicate the carrying value may not be recoverable. We consider a property to be impaired when the sum of the future undiscounted cash flows over our remaining estimated holding period is less than the carrying value of the asset. We test for impairment in several situations, including when a property has a current or projected loss from operations, when it becomes more likely than not that a hotel will be sold before the end of its previously estimated useful life, or when other events, trends, contingencies or changes in circumstances indicate that a triggering event has occurred and the carrying value of an asset may not be recoverable. For impaired assets, we record an impairment charge equal to the excess of the asset’s carrying value over its fair value. In the evaluation of the impairment of our assets, we make many assumptions and estimates, including assumptions of the projected cash flows, both from operations and the eventual disposition, the expected useful life and holding period of the asset, the future required capital expenditures and fair values, including consideration of capitalization rates, discount rates and comparable selling prices. During 2011, we recognized impairment charges of $8 million on two properties based on a change in estimated hold period. One of the properties was disposed of in 2011.

We will classify a hotel as held for sale when the sale of the asset is probable, will be completed within one year and actions to complete the sale are unlikely to change or that the sale will not occur. Accordingly, we typically classify assets as held for sale when Host Inc.’s Board of Directors has approved the sale, a binding agreement to purchase the property has been signed under which the buyer has committed a significant amount of nonrefundable cash, and no significant financing contingencies exist which could prevent the transaction from being completed in a timely manner. If these criteria are met, we will cease recording depreciation and will record an impairment loss if the fair value less costs to sell is less than the carrying amount of the hotel. We will classify the loss, together with the related operating results, including interest expense on debt assumed by the buyer or that is required to be repaid as a result of the sale, as discontinued operations on our consolidated statements of operations and classify the assets and related liabilities as held for sale on the balance sheet. Gains on sales of properties are recognized at the time of sale or deferred and recognized as income in subsequent periods as conditions requiring deferral are satisfied or expire without further cost to us.

We recognize the fair value of any liability for conditional asset retirement obligations, including environmental remediation liabilities, when incurred, which generally is upon acquisition, construction, or development and/or through the normal operation of the asset, if sufficient information exists with which to reasonably estimate the fair value of the obligation.

Intangible Assets

In conjunction with our acquisitions, we may identify intangible assets. Identifiable intangible assets typically include contracts, including ground and retail leases and management and franchise agreements, which are recorded at fair value. These contract values are based on the present value of the difference between contractual amounts to be paid pursuant to the contracts acquired and our estimate of the fair value of contract rates for corresponding contracts measured over the period equal to the remaining non-cancelable term of the contract. Intangible assets are amortized using the straight-line method over the remaining non-cancelable term of the related agreements.

Non-Controlling Interests

Other Consolidated Partnerships. As of December 31, 2011, we consolidate five majority-owned partnerships that have third-party, non-controlling ownership interests. The third-party partnership interests are included in non-controlling interest-other consolidated partnerships on the consolidated balance sheets and totaled $36 million and $29 million as of December 31, 2011 and 2010, respectively. Three of the partnerships have finite lives ranging from 99 to 100 years that terminate between 2081 and 2095, and the associated non-controlling interests are mandatorily redeemable at the end of, but not prior to, the finite life. At December 31, 2011 and 2010, the fair values of the non-controlling interests in the partnerships with finite lives were approximately $67 million and $65 million, respectively.

Net income (loss) attributable to non-controlling interests of consolidated partnerships is included in our determination of net income (loss). Net income (loss) attributable to non-controlling interests of third parties of $(1) million, $0.4 million and $(1) million for the years ended December 31, 2011, 2010 and 2009, respectively, is included in the determination of net income (loss) attributable to Host Inc. and Host L.P.

Host Inc.’s treatment of the non-controlling interests of Host L.P. Host Inc. adjusts the non-controlling interests of Host L.P. each period so that the amount presented equals the greater of its carrying value based on the historical cost or its redemption value. The historical cost is based on the proportional relationship between the historical cost of equity held by our common stockholders relative to that of the unitholders of Host L.P. The redemption value is based on the amount of cash or Host Inc. stock, at our option, that would be paid to the non-controlling interests of Host L.P. if it were terminated. Therefore, we have assumed that the redemption value is equivalent to the number of shares issuable upon conversion of the outside OP units valued at the market price of Host Inc. common stock at the balance sheet date. Subsequent to the stock dividend issued in 2009 (see Note 5 “Equity of Host Inc. and Capital of Host L.P.”), one OP unit now may be exchanged into 1.021494 shares of Host Inc. common stock. Non-controlling interests of Host L.P. are classified in the mezzanine section of the balance sheet as they do not meet the requirements for equity classification because the redemption feature requires the delivery of registered shares. The table below details the historical cost and redemption values for the non-controlling interests (in millions):

	As of December 31,
	2011	2010
OP units outstanding (millions)	10.5	10.5
Market price per Host Inc. common share	$14.77	$17.87
Shares issuable upon conversion of one OP unit	1.021494	1.021494
Redemption value (millions)	$158	$191
Historical cost (millions)	$102	$101
Book value (millions) (1)	$158	$191

(1)	The book value recorded is equal to the greater of the redemption value or the historical cost.

Net income (loss) is allocated to the non-controlling interests of Host L.P. based on their weighted average ownership percentage during the period. Net loss attributable to Host Inc. has been reduced by the amount attributable to non-controlling interests in Host L.P., which totaled $2 million and $5 million for 2010 and 2009, respectively.

Distributions from Investments in Affiliates

We classify the distributions from our equity investments in the statements of cash flows based upon an evaluation of the specific facts and circumstances of each distribution. For example, distributions from cash generated by property operations are classified as cash flows from operating activities. However, distributions received as a result of property sales are classified as cash flows from investing activities.

Other-than-Temporary Impairments

We review our equity method investments for impairment based on the occurrence of any triggering events that would indicate that the carrying amount of the investment exceeds its fair value on an other-than-temporary basis. Triggering events can include a decline in distributable cash flows from the investment, a change in the expected useful life or other significant events which would decrease the value of the investment. Our investments primarily consist of joint ventures which own hotel properties; therefore, we generally will have few observable inputs and will determine fair value based on a discounted cash flow analysis of the investment, as well as consideration of the impact of other elements (i.e. control premiums, etc.). We use certain inputs such as available third-party appraisals and forecast net operating income for the hotel properties in order to estimate the expected cash flows. If an equity method investment is impaired, a loss is recorded for the difference between the fair value and the carrying value of the investment.

Income Taxes

Host Inc. has elected to be treated as a REIT under the provisions of the Internal Revenue Code and, as such, is not subject to federal income tax, provided that it distributes all of its taxable income, including net capital gains, annually to its stockholders and complies with certain other requirements. In addition to paying federal and state income tax on any retained income, one of our subsidiary REITs is subject to a tax on “built-in-gains” on sales of certain assets. As a partnership for federal income tax purposes, Host L.P. is not subject to federal income tax. Host L.P. is, however, subject to state, local and foreign income and franchise tax in certain jurisdictions. In addition, each of the Host L.P. taxable REIT subsidiaries is taxable as a regular C corporation and is subject to federal, state and foreign income tax. Our consolidated income tax provision or benefit includes the income tax provision or benefit related to the operations of our taxable REIT subsidiaries, state income and franchise taxes incurred by Host Inc. and Host L.P., and foreign income taxes incurred by Host L.P., as well as each of their respective subsidiaries.

Under the partnership agreement, Host L.P. generally is required to reimburse Host Inc. for any tax payments it is required to make. Accordingly, the tax information included herein represents disclosures regarding Host Inc. and its subsidiaries. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in earnings in the period when the new rate is enacted. However, deferred tax assets are recognized only to the extent that it is more likely than not that they will be realized based on consideration of available evidence, including future reversals of existing taxable temporary differences, future projected taxable income and tax planning strategies.

Deferred Charges

Financing costs related to long-term debt are deferred and amortized over the remaining life of the debt using the effective interest method.

Foreign Currency Translation

As of December 31, 2011, our foreign operations consist of hotels located in Australia, Brazil, Chile, Canada, Mexico, and New Zealand, as well as an investment in joint ventures in Europe and Asia. The financial statements of these properties and our investments therein are maintained in their functional currency, which generally is the local currency, and are translated to U.S. dollars using the average exchange rates for the period. The assets and liabilities of the properties and the investments are translated to U.S. dollars using the exchange rate in effect at the balance sheet date. The resulting translation adjustments are reflected in other comprehensive income (loss).

Foreign currency transactions are recorded in the functional currency for each entity using the exchange rates prevailing at the dates of the transactions. Assets and liabilities denominated in foreign currencies are remeasured at period end exchange rates. The resulting exchange differences are recorded in gain (loss) on foreign currency transactions and derivatives on the accompanying consolidated statements of operations, except when deferred in accumulated other comprehensive income (loss) as qualifying net investment hedges.

Derivative Instruments

We are subject to market exposures in several aspects of our business and may enter into derivative instruments in order to hedge the effect of these market exposures on our operations. Potential market exposures for which we may use derivative instruments to hedge include: (i) changes in the fair value of our foreign investments due to fluctuations in currency exchange rates, (ii) changes in the fair value of our fixed-rate debt due to changes in the underlying interest rates, and (iii) variability in interest payments due to changes in the underlying interest rate for our floating-rate debt. Prior to entering into the derivative instrument, we evaluate whether the transaction will qualify for hedge accounting and continue to evaluate hedge effectiveness through the life of the instrument. Derivative instruments that meet the requirements for hedge accounting are recorded on the balance sheet at fair value, with offsetting changes recorded to net income (loss) or accumulated other comprehensive income (loss), based on the applicable hedge accounting guidance. We incorporate credit valuation adjustments to reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of our derivative instruments for the effect of nonperformance risk, we have considered the impact of netting any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and accumulated guarantees.

Accumulated Other Comprehensive Income (Loss)

The components of total accumulated other comprehensive income (loss) in the balance sheets are as follows (in millions):

	As of December 31,
	2011	2010
Gain on forward currency contracts	$11	$7
Loss on interest rate swap cash flow hedges	(3)	—
Foreign currency translation	(9)	18

Total accumulated other comprehensive income (loss)	$(1)	$25

Revenues

Our results of operations include revenues and expenses of our hotels. Revenues are recognized when the services are provided. Additionally, we collect sales, use, occupancy and similar taxes at our hotels, which we present on a net basis (excluded from revenues) on our statements of operations.

Host Inc. Earnings (Loss) Per Common Share

Basic earnings (loss) per common share is computed by dividing net income (loss) available to common stockholders by the weighted average number of shares of Host Inc. common stock outstanding. Diluted earnings (loss) per common share is computed by dividing net income (loss) available to common stockholders, as adjusted for potentially dilutive securities, by the weighted average number of shares of Host Inc. common stock outstanding plus other potentially dilutive securities. Dilutive securities may include shares granted under comprehensive stock plans, other non-controlling interests that have the option to convert their limited partnership interests to common OP units and convertible debt securities. No effect is shown for any securities that are anti-dilutive.

	Year ended December 31,
	2011	2010	2009
	(in millions, except per share amounts)
Net loss	$(16)	$(132)	$(258)
Net loss attributable to non-controlling interests	1	2	6
Dividends on preferred stock	—	(4)	(9)
Issuance costs of redeemed preferred stock (1)	—	(4)	—

Loss available to common stockholders	(15)	(138)	(261)
Assuming deduction of gain recognized for the repurchase of 2004 Debentures (2)	—	—	(2)

Diluted loss available to common stockholders	$(15)	$(138)	$(263)

Basic weighted average shares outstanding	693.0	656.1	586.3
Assuming weighted average shares for the repurchased 2004 Debentures	—	—	.9

Diluted weighted average shares outstanding (3)	693.0	656.1	587.2

Basic loss per share	$(.02)	$(.21)	$(.45)
Diluted loss per share	$(.02)	$(.21)	$(.45)

(1)	Represents the original issuance costs associated with the Class E preferred stock, which stock was redeemed during 2010.
(2)

During 2009, we repurchased $75 million face amount of our $500 million 3  1/4% exchangeable senior debentures (the “2004 Debentures”) with a carrying value of $72 million for approximately $69 million. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009. The 2004 Debentures repurchased during 2009 are treated as having been converted to Host Inc. common stock equivalents at the start of the period. Accordingly, the 2009 adjustments to net income related to the repurchased 2004 Debentures include a $3 million gain, net of interest expense on the repurchased debentures.

(3)	There are 47 million, 53 million and 51 million potentially dilutive shares for our exchangeable senior debentures and shares granted under comprehensive stock plans which were not included in the computation of diluted EPS as of December 31, 2011, 2010 and 2009, respectively, because to do so would have been anti-dilutive for the period. See Note 4 “Debt” for the terms and conditions of our exchangeable senior debentures and Note 8 “Employee Stock Plans” for the terms and conditions of our comprehensive stock plans.

Host L.P. Earnings (Loss) Per Common Unit

Basic earnings (loss) per common unit is computed by dividing net income (loss) available to common unitholders by the weighted average number of common units outstanding. Diluted earnings (loss) per common unit is computed by dividing net income (loss) available to common unitholders, as adjusted for potentially dilutive securities, by the weighted average number of common units outstanding plus other potentially dilutive securities. Dilutive securities may include units distributed to Host Inc. to support Host Inc. common shares granted under comprehensive stock plans, other non-controlling interests that have the option to convert their limited partnership interests to common OP units and convertible debt securities. No effect is shown for any securities that are anti-dilutive.

	Year ended December 31,
	2011	2010	2009
	(in millions, except per unit amounts)
Net loss	$(16)	$(132)	$(258)
Net loss attributable to non-controlling interests	1	—	1
Distributions on preferred units	—	(4)	(9)
Issuance costs of redeemed preferred units (1)	—	(4)	—

Loss available to common unitholders	(15)	(140)	(266)
Assuming deduction of gain recognized for the repurchase of 2004 Debentures (2)	—	—	(2)

Diluted loss available to common unitholders	$(15)	$(140)	$(268)

Basic weighted average units outstanding	688.9	653.0	598.3
Assuming weighted average units for the repurchased 2004 Debentures	—	—	.9

Diluted weighted average units outstanding (3)	688.9	653.0	599.2

Basic loss per unit	$(.02)	$(.21)	$(.44)
Diluted loss per unit	$(.02)	$(.21)	$(.45)

(1)	Represents the original issuance costs associated with the Class E preferred OP units, which units were redeemed during 2010.
(2)

During 2009, we repurchased $75 million face amount of our $500 million 3  1/4% exchangeable senior debentures (the “2004 Debentures”) with a carrying value of $72 million for approximately $69 million. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009. The 2004 Debentures repurchased during 2009 are treated as having been converted to common unit equivalents at the start of the period. Accordingly, the 2009 adjustment to net income related to the repurchased 2004 Debentures include a $3 million gain, net of interest expense on the repurchased debentures.

(3)	There are 46 million, 51 million and 50 million potentially dilutive units for our exchangeable senior debentures and for units distributable to Host Inc. for Host Inc. shares granted under comprehensive stock plans which were not included in the computation of diluted earnings per unit as of December 31, 2011, 2010 and 2009, respectively, because to do so would have been anti-dilutive for the period. See Note 4 “Debt” for the terms and conditions of our Exchangeable Senior Debentures and Note 8 “Employee Stock Plans” for the terms and conditions of Host Inc.’s comprehensive stock plans.

Share-Based Payments

At December 31, 2011, Host Inc. maintained two stock-based employee compensation plans. Additionally, in connection with Host Inc.’s conversion to a REIT, Host L.P. assumed the employee obligations of Host Inc. Therefore, upon the issuance of Host’s common stock under the compensation plans, Host L.P. will issue to Host Inc. common OP units of an equivalent value. Accordingly, these liabilities and related disclosures are included in the consolidated financial statements for Host Inc. and Host L.P., respectively.

Concentrations of Credit Risk

Financial instruments that potentially subject us to significant concentrations of credit risk consist principally of cash and cash equivalents. We are exposed to credit risk with respect to cash held at various financial institutions, access to our credit facility, and amounts due or payable under our derivative contracts. At December 31, 2011, our exposure risk related to our derivative instruments totaled $22 million and the counterparties to such instruments are investment grade financial institutions. Our credit risk exposure with regard to our cash and the $883 million available under our credit facility is spread among a diversified group of investment grade financial institutions.

Business Combinations

We recognize identifiable assets acquired, liabilities (both specific and contingent) assumed, and non-controlling interests in a business combination at their fair values at the acquisition date based on the exit price (i.e. the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date). Furthermore, acquisition-related costs, such as due diligence, legal and accounting fees, are not capitalized or applied in determining the fair value of the acquired assets. Classification of a lease does not change if it is part of a business combination. Capital lease obligations that are assumed as part of the acquisition of a leasehold interest are fair valued and included as debt on the accompanying balance sheet and we will record the corresponding right-to-use assets. In certain situations, a deferred tax liability is created due to the difference between the fair value and the tax basis of the acquired asset at the acquisition date, which also may result in a goodwill asset being recorded.

Reclassifications

Certain prior year financial statement amounts have been reclassified to conform with the current year presentation. We have changed the presentation for comprehensive income (loss) and have presented it in the consolidated statements of comprehensive income (loss).

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment
2.	Property and Equipment

Property and equipment consists of the following (in millions):

	As of December 31,
	2011	2010
Land and land improvements	$1,852	$1,669
Buildings and leasehold improvements	13,168	12,080
Furniture and equipment	2,079	1,895
Construction in progress	196	168

	17,295	15,812
Less accumulated depreciation and amortization	(5,912)	(5,298)

	$11,383	$10,514

The aggregate cost of real estate for federal income tax purposes is approximately $10,570 million at December 31, 2011.

Investments in Affiliates	12 Months Ended
Dec. 31, 2011
Investments in Affiliates
3.	Investments in Affiliates

We own investments in joint ventures which we do not consolidate. These investments are accounted for under the equity method of accounting. The debt of these joint ventures is non-recourse to, and not guaranteed by, us. Investments in affiliates consist of the following (in millions):

	As of December 31, 2011
	Ownership Interests	Our Investment	Debt	Assets
Asia Pacific Hospitality Venture Pte. Ltd.	25.0%	$15	$—	36% interest in the development of seven hotels in India
HHR Euro CV Fund I	32.1%	141	899	Eleven hotels in Europe
HHR Euro CV Fund II	33.4%	41	119	Two hotels in Europe

Total		$197	$1,018

	As of December 31, 2010
	Ownership Interests	Our Investment	Debt	Assets
Asia Pacific Hospitality Venture Pte. Ltd.	25.0%	$(1)	$—	None
HHR Euro CV	32.1%	135	945	Eleven hotels located in Europe
Tiburon Golf Ventures, L.P.	49.0%	14	—	36-hole golf club

Total		$148	$945

European Joint Venture

We have general and limited partner interests in a joint venture in Europe (HHR Euro CV, or the “Euro JV”) that consists of two separate funds with APG Strategic Real Estate Pool NV, an affiliate of a Dutch Pension Fund, and Jasmine Hotels Pte Ltd, an affiliate of the real estate investment company of the Government of Singapore Investment Corporation Pte Ltd (“GIC RE”).We serve as the general partner for the joint venture and have a combined 32.1% ownership interest in Euro JV Fund I and a combined 33.4% interest in Euro JV Fund II. Due to the ownership structure and substantive participating rights of the non-Host limited partners, including approval over financing, acquisitions and dispositions, and annual operating and capital expenditure budgets, the Euro JV is not consolidated in our financial statements. As of December 31, 2011, the aggregate size of the Euro JV is approximately €1.3 billion ($1.7 billion). Our aggregate investment is approximately €140 million ($182 million), of which approximately €109 million ($141 million) is attributable to Euro JV Fund I and approximately €31 million ($41 million) is attributable to Euro JV Fund II. As general partner, we earn a management fee based on the amount of equity commitments and equity investments. In 2011, 2010 and 2009, we recorded approximately $11 million, $5 million and $6 million of management fees, respectively.

As of December 31, 2011, the partners have funded approximately €487 million, or 90%, of the total equity commitment for Euro JV Fund I and expect to utilize the remaining commitment amount for capital expenditures and financing needs. On June 27, 2011, we expanded the Euro JV through the creation of Euro JV Fund II, in which each of the partners holds a 33.3% limited partner interest and we hold the 0.1% general partner interest. The Euro JV Fund II has a target size of approximately €450 million of new equity and a target investment of approximately €1 billion, after taking into account anticipated debt. As part of the expansion, we transferred the Le Méridien Piccadilly to Euro JV Fund II at a price of £64 million ($102 million), including the assumption of the associated £32 million ($52 million) mortgage. In addition to the expansion of the capacity of the Euro JV, we have extended its term from 2016 to 2021, subject to two one-year extensions.

On September 30, 2011, the Euro JV Fund II acquired the 396-room Pullman Bercy, Paris, for approximately €96 million, including certain acquisition costs of €6 million and a €52.6 million mortgage loan. We contributed €15 million ($20 million) to the Euro JV to finance our portion of the acquisition. The Euro JV will invest an additional €9 million in order to renovate the rooms and public space at the hotel.

The Euro JV has €786 million of mortgage debt, all of which is non-recourse to us and a default under this mortgage debt does not trigger a default under any of our debt. In 2010, the Euro JV negotiated various agreements with the lenders of a significant portion of this debt in order to cure actual or potential covenant defaults, cash sweeps, or non-payment defaults that expire throughout 2012. The €341 million mortgage secured by a portfolio of six hotels located in Spain, Italy, Poland and the United Kingdom and the £32 million mortgage secured by Le Méridien Piccadilly mature in 2013. Additionally, the €53 million mortgage secured by the Amsterdam hotel matures in 2013, but has two one-year extension options, subject to small fees and certain financial covenants. Due to the difficult economic climate in Europe, we expect that lenders may require more stringent financial covenants, higher rates of interest and lower loan-to-value ratios in connection with making new loans, which would require an equity contribution or debt paydowns with the proceeds from asset sales to reduce the current loan principal balance.

We have entered into five foreign currency forward sale contracts in order to hedge the foreign currency exposure resulting from the eventual repatriation of our net investment in the Euro JV. We have hedged €100 million (approximately $140 million) of our investment and the forward purchases will occur between October 2012 and August 2015. During 2011 and 2010, we recorded approximately $2 million and $5 million, respectively, related to the change in fair value of the forward sale contracts in other comprehensive income (loss). The current value of the forward contracts of $9 million is included in other assets in the accompanying balance sheet. The derivatives are considered a hedge of the foreign currency exposure of a net investment in a foreign operation, and, in accordance with applicable hedge accounting guidance, are marked-to-market with changes in fair value recorded in other comprehensive income (loss).

Asian Joint Venture

We own a 25% interest in a joint venture in Asia (the “Asian JV”) with RECO Hotels JV Private Limited, an affiliate of GIC RE. The initial term of the Asian JV is for a period of seven years. Due to the ownership structure and the substantive participating rights of the non-Host limited partner, including approval over financing, acquisitions and dispositions, and annual operating and capital expenditure budgets, the Asian JV is not consolidated in our financial statements. The commitment period for the equity contributions to the joint venture expires in March of 2012.

During 2011, the Asian JV invested approximately $53 million (of which our share was $13.3 million) of its $65 million commitment to acquire a 36% interest of a joint venture in India with Accor S.A. and InterGlobe Enterprises Limited. This joint venture is developing seven properties, totaling approximately 1,750 rooms in three major cities in India, Bengaluru, Chennai and Delhi, which properties will be managed by Accor under the Pullman, Novotel and ibis brands. The first two hotels are expected to be fully opened by March of 2012.

Other Investments

On September 1, 2011, we acquired the remaining 51% of the Tiburon Golf Ventures, L.P., which owns the golf club surrounding The Ritz-Carlton, Naples Golf Resort, for $11 million. We now own a 100% general and limited partner interest in Tiburon Golf Ventures, L.P. and consolidate its operations.

Combined Financial Information of Unconsolidated Investees

Combined summarized balance sheet information for our affiliates follows (in millions):

	As of December 31,
	2011	2010
Property and equipment, net	$1,506	$1,376
Other assets	205	132

Total assets	$1,711	$1,508

Debt	$1,018	$945
Other liabilities	109	142
Equity	584	421

Total liabilities and equity	$1,711	$1,508

Combined summarized operating results for our affiliates follows (in millions):

	Year ended December 31,
	2011	2010	2009
Total revenues	$381	$291	$360
Operating expenses
Expenses	(294)	(218)	(274)
Depreciation and amortization	(46)	(41)	(39)

Operating profit	41	32	47
Interest income	—	—	3
Interest expense	(43)	(44)	(53)

Net loss	$(2)	$(12)	$(3)

Debt	12 Months Ended
Dec. 31, 2011
Debt
4.	Debt

Debt consists of the following (in millions):

	As of December 31,
	2011	2010
Series K senior notes, with a rate of 7 1/8% due November 2013	$—	$250
Series O senior notes, with a rate of 6 3/8% due March 2015	650	650
Series Q senior notes, with a rate of 6 3/4% due June 2016	800	800
Series S senior notes, with a rate of 6 7/8% due November 2014	498	498
Series T senior notes, with a rate of 9% due May 2017	390	388
Series V senior notes, with a rate of 6% due November 2020	500	500
Series W senior notes, with a rate of 5 7/8% due June 2019	496	—
Series Y senior notes, with a rate of 6% due October 2021	300	—
2004 Exchangeable Senior Debentures, with a rate of 3 1/4% due April 2024	175	325
2007 Exchangeable Senior Debentures, with a rate of 2 5/8% due April 2027	385	502
2009 Exchangeable Senior Debentures, with a rate of 2 1/2% due October 2029	342	329
Senior notes, with rate of 10.0% due May 2012	7	7

Total senior notes	4,543	4,249
Credit facility	117	58
Mortgage debt (non-recourse) secured by $1.0 billion and $1.1 billion of real estate assets, with an average interest rate of 5.0% and 4.7% at December 31, 2011 and 2010, maturing through December 2023 (1)	1,006	1,025
Other	87	145

Total debt	$5,753	$5,477

(1)	The amount of the assets stated above securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.

In addition to the transactions described below, during 2012, we completed several significant debt transactions, including debt issuances and repayments. See Note 21 – “Subsequent Events” for a description of the significant 2012 transactions.

Senior Notes

General. Under the terms of our senior notes indenture, which includes our Exchangeable Senior Debentures, our senior notes are equal in right of payment with all of our unsubordinated indebtedness and senior to all of our subordinated obligations. The face amount of our senior notes as of December 31, 2011 and 2010 was $4.6 billion and $4.4 billion, respectively. The senior notes balance as of December 31, 2011 and 2010 includes discounts of approximately $77 million and $109 million, respectively. We pay interest on each series of our senior notes semi-annually in arrears at the respective annual rates indicated in the table above.

Under the terms of the senior notes indenture, our ability to incur indebtedness and pay dividends is subject to restrictions and the satisfaction of various conditions. As of December 31, 2011, we are in compliance with all of these covenants.

We completed the following senior notes transactions during 2011 and 2010:

•

in November of 2011, we issued $300 million of 6% Series Y senior notes due October of 2021. We received proceeds from the issuance of approximately $295 million, net of underwriting fees and expenses. Interest on the Series Y senior notes is payable semi-annually in arrears on April 1 and October 1, beginning April 1, 2012.

•

in December and August of 2011, we repurchased a total of $138 million face amount of our 2 5/8% exchangeable senior debentures (the “2007 Debentures”), with a carrying value of $134 million, and recorded a loss of approximately $5 million on the transaction. Following these repurchases, we have approximately $388 million face amount of the 2007 Debentures outstanding.

•

in June of 2011, we redeemed $150 million of our 3.25% exchangeable senior debentures (the “2004 Debentures”). Approximately $134 million face amount was exchanged for 8.8 million shares of Host Inc. common stock and $16 million face amount was redeemed for cash.

•

on May 11 and May 25, 2011, we issued $425 million and $75 million, respectively, of 5 7/8% Series W senior notes due June 15, 2019. We received proceeds from these issuances of approximately $489 million, net of discounts, underwriting fees and expenses. Interest on the Series W senior notes is payable semi-annually in arrears on June 15 and December 15, beginning December 15, 2011. A portion of the proceeds were used to redeem the remaining $250 million of the 7 1/8% Series K senior notes due November of 2013, plus $3 million premium on the redemption. The Series W senior notes were exchanged for Series X senior notes in January of 2012. The terms are substantially identical in all respects, except that the new series are registered under the Securities Act of 1933 and are, therefore, freely transferable by the holders.

•

on October 25, 2010, we issued $500 million of 6% Series U senior notes due November 1, 2020 and received proceeds of approximately $492 million, net of underwriting fees and expenses. Interest on the Series U senior notes is payable semi-annually in arrears on February 1 and August 1, beginning on February 1, 2011. The Series U senior notes were exchanged for Series V senior notes in February of 2011. The terms are substantially identical in all respects, except that the new series are registered under the Securities Act of 1933 and are, therefore, freely transferable by the holders.

•

in November and August of 2010, we redeemed a total of $475 million of the then outstanding $725 million, 7 1/8% Series K senior notes that were due in November 2013. As a result of these redemptions, we recorded a $12 million loss on debt extinguishment, which loss is included in interest expense.

•

on January 20, 2010, we redeemed the remaining $346 million outstanding of our 7% Series M senior notes that were due in August 2012. As a result of the repurchase, we recorded an $8 million loss on debt extinguishments, which loss is included in interest expense.

Exchangeable Debentures

As of December 31, 2011, we have three issuances of exchangeable senior debentures outstanding: $400 million of 2 1/2% debentures that were issued on December 22, 2009, $388 million of 2 5/8% debentures that were issued on March 23, 2007, and $175 million of 3 1/4% debentures that were issued on March 16, 2004, collectively, the “Debentures.” The Debentures are equal in right of payment with all of our other senior notes. Holders have the right to require us to purchase the Debentures at a price equal to 100% of the principal amount outstanding, plus accrued interest (the “put option”), on certain dates subsequent to their respective issuances. Holders of the Debentures also have the right to exchange the Debentures prior to maturity under certain conditions, including at any time at which the closing price of Host Inc.’s common stock is more than 120% (for the 2004 Debentures) or 130% (for the 2007 and 2009 Debentures) of the exchange price per share for at least 20 of 30 consecutive trading days during certain periods or at any time up to two days prior to the date on which the Debentures have been called for redemption. We can redeem for cash all, or a portion, of any of the Debentures at any time subsequent to each of their respective redemption dates at a redemption price of 100% of the principal amount plus accrued interest. If, at any time, we elect to redeem the Debentures and the exchange value exceeds the cash redemption price, we would expect the holders to elect to exchange the Debentures at the respective exchange value rather than receive the cash redemption price. The exchange value is equal to the applicable exchange rate multiplied by the price of Host Inc.’s common stock. Upon exchange, the 2004 Debentures would be exchanged for Host Inc.’s common stock, the 2007 Debentures would be exchanged for a combination of cash (for the principal balance of the debentures) and Host Inc.’s common stock (for the remainder of the exchange value, if any) and the 2009 Debentures would be exchanged for Host Inc.’s common stock, cash or a combination thereof, at our option. Based on Host Inc.’s stock price at December 31, 2011, the 2009 Debentures’ if-converted value would exceed the outstanding principal amount by $25 million. Currently, none of the Debentures are exchangeable by holders.

The following chart details our outstanding Debentures:

	As of December 31, 2011
	Maturity date	Next put option date	Redemption date	Outstanding principal amount	Current exchange rate for each $1,000 of principal	Current equivalent exchange price	Exchangeable share equivalents
				(in millions)	(in shares)		(in shares)
2009 Debentures	10/15/2029	10/15/2015	10/20/2015	$400	71.9264	$13.90	28.8 million
2007 Debentures	4/15/2027	4/15/2012	4/20/2012	388	32.0239	$31.23	12.4 million
2004 Debentures	4/15/2024	4/15/2014	4/19/2009	175	65.5744	$15.25	11.5 million

Total				$963

We account separately for the liability and equity components of our Debentures in order to reflect the fair value of the liability component based on our non-convertible borrowing cost at the issuance date. Accordingly, for the Debentures, we record the liability components thereof at fair value as of the date of issuance and amortize the resulting discount as an increase to interest expense over the expected life of the debt; however, there is no effect of this discount on our cash interest payments. We measured the fair value of the debt components of the 2009 Debentures, the 2007 Debentures and the 2004 Debentures at issuance based on effective interest rates of 6.9%, 6.5% and 6.8%, respectively. As a result, we attributed $247 million of the aggregate proceeds received to the conversion feature of the Debentures. This amount represents the excess proceeds received over the fair value of the debt at the date of issuance and is included in Host Inc.’s additional paid-in capital and Host L.P.’s capital on the consolidated balance sheets. The following chart details the initial allocations between the debt and equity components of the Debentures, net of the original issue discounts, based on the effective interest rate at the time of issuance, as well as the debt balances (in millions):

				As of December 31, 2011
	Initial Face Amount	Initial Debt Value	Initial Equity Value	Face Amount Outstanding	Debt Carrying Value	Unamortized Discount
2009 Debentures	$400	$316	$82	$400	$342	$58
2007 Debentures	600	502	89	388	385	3
2004 Debentures	500	413	76	175	175	—

Total	$1,500	$1,231	$247	$963	$902	$61

Interest expense recorded for the Debentures consists of the following (in millions):

	Year ended December 31,
	2011	2010	2009
Contractual interest expense (cash)	$31	$34	$26
Non-cash interest expense due to discount amortization	31	32	27

Total interest expense	$62	$66	$53

Losses on the repurchased debentures are recorded in interest expense in the consolidated financial statements. We evaluated the fair value of the repurchased debenture based on the fair value of the cash flows at the date of the repurchase, discounted at risk adjusted rates. Based on this calculation, the fair value of our repurchased debentures generally has been greater than the conversion price; therefore, substantially all of the repurchase price was allocated to the debt portion of the debentures.

Authorization for Senior Notes and Exchangeable Senior Debentures Repurchase

In February 2012, Host Inc.’s Board of Directors authorized repurchases of up to $500 million of senior notes, exchangeable debentures and mortgage debt (other than in accordance with its terms) and terminated the previous authorization. Any further redemption of the 2004 Debentures will not reduce the $500 million of Board authority noted above to repurchase other debt securities.

Credit Facility

On November 22, 2011, we entered into a new senior revolving credit facility with Bank of America, N.A., as administrative agent, JPMorgan Chase Bank, N.A., as syndication agent, Wells Fargo Bank, N.A., Deutsche Bank AG New York Branch and The Bank of Nova Scotia as co-documentation agents, and certain other agents and lenders. The new credit facility replaces the prior senior revolving credit facility which would have expired in September of 2012. The new credit facility allows for revolving borrowings in an aggregate principal amount of up to $1 billion, including a foreign currency subfacility for Canadian dollars, Australian dollars, New Zealand dollars, Japanese Yen, Euros and British Pounds Sterling of up to the foreign currency equivalent of $500 million, subject to a lower amount in the case of New Zealand dollar borrowings. The credit facility also provides a subfacility of up to $100 million for swingline borrowings and a subfacility of up to $100 million for issuances of letters of credit. Host L.P. also has the option to increase the aggregate principal amount of the credit facility by up to $500 million, subject to obtaining additional loan commitments and satisfaction of certain conditions. The credit facility has an initial scheduled maturity date of November 2015, with an option for Host L.P. to extend the term for one additional year, subject to certain conditions, including the payment of an extension fee.

Under the previous senior revolving credit facility, we had the following transactions during 2011 and 2010:

•	On June 28, 2011, we used the proceeds received from the transfer of the Le Méridien Piccadilly to the Euro JV Fund II to repay £25 million ($40 million) under the credit facility.

•	On April 26, 2011, to facilitate the acquisition of the Hilton Melbourne South Wharf, we drew $50 million on our credit facility, which draw subsequently was repaid on May 12, 2011.

•

On March 1, 2011, we repaid the C$129 million ($132 million) mortgage debt on our portfolio of four hotels in Canada. We drew C$100 million ($103 million) from our credit facility in the form of bankers’ acceptances in order to fund a portion of this repayment. The bankers’ acceptances had an initial average interest rate of 2.18%, based on the 30-day Canadian bankers’ acceptances rate, plus 90 basis points.

•	On July 20, 2010, we drew £37 million ($56 million) from our credit facility in order to fund the cash portion of the acquisition of Le Méridien Piccadilly in London.

The amounts outstanding at the time we entered into the new credit facility were transferred over to the new credit facility and remain outstanding. Based on our draws at December 31, 2011, we have $883 million of remaining available capacity under our credit facility.

Collateral and Guarantees. The credit facility initially does not include any subsidiary guarantees or pledges of equity interests in our subsidiaries, and the guarantees and pledges are required only in the event that Host L.P.’s leverage ratio exceeds 6.0x for two consecutive fiscal quarters at a time that Host L.P. does not have an investment grade long-term unsecured debt rating. In the event that such guarantee and pledge requirement is triggered, the guarantees and pledges ratably would benefit the credit facility, as well as the notes outstanding under Host L.P.’s senior notes indenture, interest rate and currency hedges and certain other hedging and bank product arrangements with lenders that are parties to the credit facility. Even when triggered, the guarantees and pledges only would be required by certain U.S. and Canadian subsidiaries of Host L.P. and a substantial portion of our subsidiaries would provide neither guarantees nor pledges of equity interests. As of December 31, 2011, our leverage ratio was 4.8x.

Financial Covenants. The credit facility contains covenants concerning allowable leverage, fixed charge coverage and unsecured interest coverage. Currently, we are permitted to borrow and maintain amounts outstanding under the credit facility so long as our leverage ratio is not in excess of 7.25x, our unsecured coverage ratio is not less than 1.75x and our fixed charge coverage ratio is not less than 1.25x. The financial covenants for the credit facility do not apply when there are no borrowings under the credit facility. Therefore, so long as there are no amounts outstanding, we would not be in default if we do not satisfy the financial covenants and we do not lose the potential to draw under the credit facility in the future if we were to regain compliance with the financial covenants. These calculations are performed based on pro forma results for the prior four fiscal quarters, giving effect to transactions such as acquisitions, dispositions and financings as if they had occurred at the beginning of the period. Under the terms of the credit facility, interest expense excludes items such as gains and losses on the extinguishment of debt, deferred financing charges related to the senior notes or the credit facility, amortization of debt premiums or discounts that were recorded at acquisition of a loan in order to establish the debt at fair value and non-cash interest expense due to the implementation in 2009 of accounting standards related to our exchangeable debentures, all of which are included in interest expense on our consolidated statement of operations. Additionally, total debt used in the calculation of our leverage ratio is based on a “net debt” concept, under which cash and cash equivalents in excess of $100 million are deducted from our total debt balance. As of December 31, 2011, we are in compliance with the financial covenants under our credit facility.

Interest and Fees. We pay interest on revolver borrowings under the credit facility at floating rates equal to LIBOR plus a margin (i) ranging from 175 to 275 basis points (depending on Host L.P.’s consolidated leverage ratio), or (ii) following the date on which Host L.P.’s long-term unsecured debt rating is investment grade and Host L.P. elects ratings-based pricing, ranging from 100 to 160 basis points (depending on Host LP’s unsecured long-term debt rating). Based on our leverage ratio at December 31, 2011 of 4.8x, we would be able to borrow at a rate of LIBOR plus 200 basis points. While we are using leverage-based pricing, to the extent that amounts under the credit facility remain unused, we pay a quarterly commitment fee on the unused portion of the loan commitment of 25 to 35 basis points, depending on our average revolver usage during the applicable period. Upon attainment of an investment grade unsecured debt rating and election of ratings-based pricing, in lieu of paying an unused commitment fee, we would instead pay a facility fee ranging from 15 basis points to 40 basis points, depending on our rating and regardless of usage.

Other Covenants and Events of Default. The credit facility contains restrictive covenants on customary matters. Certain covenants become less restrictive at any time that our leverage ratio falls below 6.0x. In particular, at any time that our leverage ratio is below 6.0x, we will not be subject to limitations on capital expenditures, and the limitations on acquisitions, investments and dividends contained in the credit facility will be superseded by the generally less restrictive corresponding covenants in our senior notes indenture. Additionally, the credit facility’s restrictions on the incurrence of debt and the payment of dividends generally are consistent with our senior notes indenture. These provisions, under certain circumstances, limit debt incurrence to debt incurred under the credit facility or in connection with a refinancing, and limit dividend payments to those necessary to maintain Host Inc.’s tax status as a REIT. The credit facility also includes usual and customary events of default for facilities of this nature, and provides that, upon the occurrence and continuance of an event of default, payment of all amounts owed under the credit facility may be accelerated, and the lenders’ commitments may be terminated. In addition, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts owed under the credit facility will become due and payable and the lenders’ commitments will terminate.

Mortgage Debt

All of our mortgage debt is recourse solely to specific assets, except for environmental liabilities, fraud, misapplication of funds and other customary recourse provisions. As of December 31, 2011, we have 14 assets that are secured by mortgage debt, with an average interest rate of 5.0%, that mature between 2013 and 2023. As of December 31, 2011, we are in compliance with the covenants under all of our mortgage debt obligations.

We had the following mortgage debt issuances and repayments since January 2010. Interest for our mortgage debt is payable on a monthly basis:

Transaction Date	Property	Rate	Maturity Date	Amount
				(in millions)
Issuances/Assumptions
November 2011	Hilton Melbourne South Wharf (1)	6.77%	11/23/2016	$79
February 2011	New Zealand Hotel Portfolio (2)	5.49%	2/18/2016	80
Repayments/Defeasance/Transfer
June 2011	Le Méridien Piccadilly (3)	1.99%	1/20/2012	(52)
March 2011	Four Canadian properties	5.2%	3/1/2011	(132)
December 2010	Partial repayment of Orlando World Center mortgage (4)	3.76%	12/30/2010	(54)
December 2010	JW Marriott, Desert Springs	9.8%	12/11/2022	(71)
October 2010	W New York, Union Square (5)	6.39%	10/11/2011	(119)
February 2010	Atlanta Marriott Marquis	7.4%	2/11/2023	(124)

(1)	The floating interest rate is equal to the 3-month BBSY plus 230 basis points. In addition, we entered into separate swap agreements that fix 75% of the loan at an all-in rate of 6.7% and cap the remaining 25% at an all-in interest rate of 9.9%. The rate shown reflects the rate in effect at December 31, 2011. In connection with the acquisition of the property in April 2011, we assumed an $86 million mortgage loan. The issuance represents the refinancing of this mortgage loan.
(2)	The floating interest rate is equal to the 3-month New Zealand Bank Bill Rate plus 120 basis points plus an additional commitment fee of 120 basis points per annum. In addition, we entered into a swap agreement that fixes 75% of the loan at an all-in rate of 7.15%. The rate shown reflects the rate in effect at December 31, 2011.
(3)	This floating rate mortgage is based on LIBOR plus 118 basis points. The rate shown reflects the rate in effect at the time of transfer. In connection with the transfer of Le Méridien Piccadilly to the Euro JV Fund II, we transferred the associated mortgage. The mortgage loan had been assumed at acquisition of the property in June 2010.
(4)	On December 17, 2010, we entered into an amendment under the $300 million mortgage loan secured by the Orlando World Center Marriott. As a result of the amendment, we repaid $54 million of the outstanding principal on December 30, 2010 and extended the maturity of the loan to July 1, 2013. We have a fixed annual interest rate of 4.75% on the remaining $246 million outstanding.
(5)	The amount shown reflects our recorded book value of the mortgage debt on the date defeasance. We defeased this loan on October 19, 2010, which released us from obligations under the mortgage. In connection with the acquisition of the property in September 2010, we assumed the $115 million mortgage loan.

Interest Rate Derivative Instruments

We have entered into several derivative instruments in order to manage our exposures to risks associated with changes in interest rates. None of our derivative instruments has been entered into for trading purposes.

Aggregate Debt Maturities

Aggregate debt maturities are as follows (in millions):

As of December 31, 2011
2012	$400
2013	359
2014	1,142
2015	1,179
2016	965
Thereafter	1,769

5,814
Unamortized (discounts) premiums, net	(75)
Fair value hedge adjustment	12
Capital lease obligations	2

$5,753

Interest

The following items are included in interest expense (in millions):

	Year ended December 31,
	2011(1)	2010(1)	2009(2)
Interest expense	$371	$384	$379
Amortization of debt premiums/discounts, net (3)	(32)	(34)	(31)
Amortization of deferred financing costs	(11)	(12)	(12)
Non-cash gains/(losses) on debt extinguishments	(4)	(1)	2
Change in accrued interest	(4)	10	(11)

Interest paid (4)	$320	$347	$327

(1)	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
(2)	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.
(3)	Primarily represents the amortization of the debt discount on our Debentures, which is non-cash interest expense.
(4)	Does not include capitalized interest of $4 million, $3 million and $5 million during 2011, 2010 and 2009, respectively.

Amortization of property and equipment under capital leases totaled $3 million, $1 million and $1 million for 2011, 2010 and 2009, respectively, and is included in depreciation and amortization on the accompanying consolidated statements of operations.

Equity of Host Inc. and Capital of Host L.P.	12 Months Ended
Dec. 31, 2011
Equity of Host Inc. and Capital of Host L.P.
5.	Equity of Host Inc. and Capital of Host L.P.

In addition to the transactions described below, we issued the remaining shares under the 2011 program. See Note 21 – “Subsequent Events” for a description of this transaction.

Equity of Host Inc.

Host Inc. has authorized 1,050 million shares of common stock, with a par value of $0.01 per share, of which 705.1 million and 675.6 million were outstanding as of December 31, 2011 and 2010, respectively. Fifty million shares of no par value preferred stock are authorized; none of such preferred shares were outstanding as of December 31, 2011 and 2010.

Capital of Host L.P.

As of December 31, 2011, Host Inc. is the owner of approximately 98.5% of Host L.P.’s OP units. The remaining 1.5% of the OP units are held by various third party limited partners. Each OP unit may be redeemed for cash or, at the election of Host Inc., Host Inc. common stock, based on the conversion ratio of 1.021494 shares of Host Inc. common stock for each OP unit.

As of December 31, 2011 and 2010, Host L.P. has 700.7 million and 671.8 million OP units outstanding, respectively, of which Host Inc. held 690.3 million and 661.4 million, respectively.

In exchange for any shares issued by Host Inc., Host L.P. will issue OP units based on the applicable conversion ratio. Following a 2009 Host Inc. stock dividend distribution, in which OP unitholders did not receive an equivalent per unit distribution for the dividend paid with Host Inc. common stock, the conversion factor used to convert OP units into shares of Host Inc. common stock was adjusted from 1.0 to 1.021494. Funds used by Host Inc. to pay dividends on its common stock are provided through distributions from Host L.P.

Issuances of Common Stock

During 2011, Host Inc. issued 19.1 million shares of common stock, at an average price of $17.09 per share, for net proceeds of approximately $323 million. These issuances were made in “at-the-market” offerings pursuant to Sales Agency Financing Agreements with BNY Mellon Capital Markets, LLC. There is approximately $174 million of issuance capacity remaining under the current agreement.

In 2010, Host Inc. issued 26.9 million shares of common stock, at an average price of $15.25 per share, for net proceeds of approximately $406 million under the same “at-the-market” programs.

During June 2011, $134 million of the 2004 Debentures were exchanged for shares of Host Inc. common stock, totaling approximately 8.8 million shares.

Dividends/Distributions

Host Inc. is required to distribute at least 90% of its annual taxable income, excluding net capital gains, to its stockholders in order to maintain its qualification as a REIT, including taxable income recognized for federal income tax purposes but with regard to which we do not receive cash. Funds used by Host Inc. to pay dividends on its common stock are provided through distributions from Host L.P. The amount of any future dividends will be determined by Host Inc.’s Board of Directors.

All common and preferred cash and stock dividends that were taxable to our stockholders in 2011 and 2010 were considered 100% ordinary income. None of such dividends was considered qualified dividends subject to a reduced tax rate. The table below presents the amount of common and preferred dividends declared per share and common and preferred distributions per unit as follows:

	Year ended December 31,
	2011	2010	2009
Common stock	$.14	$.04	$.25
Class E preferred stock 8 7/8%	—	.555	2.22
Common OP units	.143	.041	.025
Class E preferred OP units 8 7/8%	—	.555	2.22

Preferred Stock Redemption

On June 18, 2010, Host Inc. redeemed 4,034,300 shares of its 8 7/8% Class E cumulative redeemable preferred stock at a redemption price of $25.00 per share, plus accrued dividends. The original issuance costs for the Class E preferred stock are treated as a deemed dividend in Host Inc.’s consolidated statement of operations and have been reflected as a deduction to net income (loss) available to common stockholders for the purpose of calculating Host Inc.’s basic and diluted earnings (loss) per share. Similarly, the issuance costs have been treated as a deemed distribution in Host L.P.’s consolidated statement of operations and have been reflected as a reduction to Host L.P.’s earnings per diluted unit.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
6.	Income Taxes

Host Inc. elected to be taxed as a REIT effective January 1, 1999 pursuant to the U.S. Internal Revenue Code of 1986, as amended. In general, a corporation that elects REIT status and meets certain tax law requirements regarding the distribution of its taxable income to its stockholders as prescribed by applicable tax laws and complies with certain other requirements (relating primarily to the composition of its assets and the sources of its revenues) generally is not subject to federal and state income taxation on its operating income that is distributed to its stockholders. As a partnership for federal income tax purposes, Host L.P. is not subject to federal income tax. It is, however, subject to state, local and foreign income and franchise tax in certain jurisdictions. In addition to paying federal and state income taxes on any retained income, one of our subsidiary REITs is subject to taxes on “built-in-gains” that result from sales of certain assets. Additionally, each of our taxable REIT subsidiaries is taxable as a regular C corporation, subject to federal, state and foreign income tax. Our consolidated income tax provision or benefit includes the income tax provision or benefit related to the operations of our taxable REIT subsidiaries, state income taxes incurred by Host Inc. and Host L.P., and foreign income taxes incurred by Host L.P., as well as each of their respective subsidiaries.

Where required, deferred income taxes are accounted for using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting bases of assets and liabilities and their respective tax bases and for operating loss, capital loss and tax credit carryovers based on enacted tax rates expected to be in effect when such amounts are realized or settled. However, deferred tax assets are recognized only to the extent that it is more likely than not that they will be realized based on consideration of available evidence, including future reversals of existing taxable temporary differences, future projected taxable income and tax planning strategies.

Total deferred tax assets and liabilities are as follows (in millions):

	As of December 31,
	2011	2010
Deferred tax assets	$172	$161
Less: Valuation allowance	(47)	(44)

Subtotal	125	117
Deferred tax liabilities	(24)	(40)

Net deferred tax asset	$101	$77

We have recorded a 100% valuation allowance of approximately $37.4 million against the deferred tax asset related to the net operating loss and asset tax credit carryovers as of December 31, 2011 with respect to our hotel in Mexico. There is a $2.2 million valuation allowance against the deferred tax asset related to the net operating loss and capital loss carryovers as of December 31, 2011 with respect to our hotels in Canada. Finally, there is a $7.4 million valuation allowance against the deferred tax asset related to the net operating loss carryovers as of December 31, 2011 with respect to certain of our U.S. taxable REIT subsidiaries that act as lessee pursuant to the HPT leases. We expect that the remaining net operating loss and alternative minimum tax credit carryovers for U.S. federal income tax purposes will be realized. The net increase in the valuation allowance for the year ending December 31, 2011 and December 31, 2010 is approximately $3 million and $7 million, respectively. The primary components of our net deferred tax asset are as follows (in millions):

	As of December 31,
	2011	2010
Accrued related party interest	$16	$12
Net operating loss and capital loss carryovers	99	74
Alternative minimum tax credits	4	4
Property and equipment	(18)	(18)
Investments in domestic and foreign affiliates	(3)	(2)
Derivatives	1	—
Deferred revenue and other	49	51

Subtotal	148	121
Less: Valuation allowance	(47)	(44)

Net deferred tax asset	$101	$77

At December 31, 2011, we have aggregate gross domestic and foreign net operating loss, capital loss and tax credit carryovers of approximately $276 million. We have deferred tax assets related to these loss and tax credit carryovers of approximately $99 million, with a valuation allowance of approximately $47 million. Our net operating loss carryovers expire through 2031, and our foreign capital loss carryovers have no expiration period. Our domestic alternative minimum tax credits have no expiration period and our foreign asset tax credits expire through 2017.

Our U.S. and foreign income (loss) from continuing operations before income taxes was as follows (in millions):

	Year ended December 31,
	2011	2010	2009
U.S. loss	$(45)	$(170)	$(208)
Foreign income (loss)	28	11	(28)

Total	$(17)	$(159)	$(236)

The benefit for income taxes for continuing operations consists of (in millions):

		Year ended December 31,
		2011	2010	2009
Current	— Federal	$1	$—	$(7)
	— State	1	1	2
	— Foreign	8	4	4

		10	5	(1)

Deferred	— Federal	(11)	(31)	(33)
	— State	(2)	(6)	(7)
	— Foreign	2	1	2

		(11)	(36)	(38)

Income tax benefit – continuing operations		$(1)	$(31)	$(39)

The total benefit for income taxes, including the amounts associated with discontinued operations, was $2 million, $32 million and $40 million in 2011, 2010 and 2009, respectively.

The differences between the income tax benefit calculated at the statutory U.S. federal income tax rate of 35% and the actual income tax benefit recorded for continuing operations are as follows (in millions):

	Year ended December 31,
	2011	2010	2009
Statutory federal income tax benefit – continuing operations	$(5)	$(56)	$(83)
Adjustment for nontaxable (income) loss of Host Inc. – continuing operations	(5)	25	43
State income tax provision, net	(1)	(5)	(3)
Uncertain tax positions benefit	—	—	(7)
Foreign income tax provision	10	5	11

Income tax benefit – continuing operations	$(1)	$(31)	$(39)

Cash paid for income taxes, net of refunds received, was $8 million, $4 million and $5 million in 2011, 2010 and 2009, respectively.

GAAP prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. We must determine whether it is “more-likely-than-not” that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Once it is determined that a position meets the more-likely-than-not recognition threshold, the position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement in order to determine the amount of benefit to recognize in the financial statements. This accounting standard applies to all tax positions related to income taxes. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	2011	2010
Balance at January 1	$5	$5
Reductions due to expiration of certain statutes of limitation	—	—
Other increases (decreases)	—	—

Balance at December 31	$5	$5

All of such amount, if recognized, would impact our reconciliation between the income tax provision (benefit) calculated at the statutory federal income tax rate of 35% and the actual income tax provision (benefit) recorded each year.

It is reasonably possible that the total amount of unrecognized tax benefits will decrease within 12 months of the reporting date due to the expiration of certain statutes of limitation. An estimate of such decrease is approximately $4 million. As of December 31, 2011, the tax years that remain subject to examination by major tax jurisdictions generally include 2008-2011.

We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the years ended December 31, 2011, 2010 and 2009, we recognized approximately $0.2 million, $0.1 million and $0.1 million, respectively of interest expense related to the unrecognized tax benefits. We had approximately $0.4 million and $0.6 million of interest accrued at December 31, 2011 and 2010, respectively.

Leases	12 Months Ended
Dec. 31, 2011
Leases
7.	Leases

Taxable REIT Subsidiaries Leases

We lease substantially all of our hotels to a wholly owned subsidiary that qualifies as a taxable REIT subsidiary due to federal income tax restrictions on a REIT’s ability to derive revenue directly from the operation and management of a hotel.

Hospitality Properties Trust

We own a leasehold interest in 53 Courtyard by Marriott properties, which properties were sold to Hospitality Properties Trust (“HPT”) and leased back to us in 1995 and 1996. In connection with our conversion to a REIT, we entered into subleases with Barceló Crestline Corporation (“Barceló”) for these 53 properties, as well as 18 Residence Inn by Marriott properties. In June 2010, HPT sent notices of default because the subtenants failed to meet certain net worth covenants, which failure would have triggered an event of default by us under the leases between us and HPT. As a result, we terminated the subleases effective July 6, 2010 and resumed acting as owner under the management agreements. Effective upon termination of the subleases, we recorded the operations of the hotels as opposed to rental income for 2010 and 2011. On December 30, 2011, we entered into a settlement with Barceló, who had guaranteed rent payments to HPT as part of the sublease, related to the termination of the subleases, which resulted in an additional $7 million of income being recorded in 2011 to compensate us for a portion of our operating losses subsequent to the sublease termination.

We terminated the master lease with HPT on the 18 Residence Inn properties effective December 31, 2010 and received $17.2 million of deferred proceeds related to the initial sale and additional amounts held in the tenant collection account. On November 23, 2010, we gave notice that we will not extend the lease on the 53 Courtyard by Marriott properties, which will result in termination of the lease effective December 31, 2012. At the expiration of the lease, HPT is obligated to pay us deferred proceeds related to the initial sale of approximately $51 million, plus additional amounts held in a tenant collection account.

The chart below details the other revenue and other property-level expenses related to the HPT properties (in millions):

	Year ended December 31,
	2011	2010
Hotel sales revenue	$214	$123
Rental revenue	7	44

Total HPT revenue	$221	$167

Property-level expenses	$159	$96
Rental expense	68	84

Total HPT expenses	$227	$180

Ground Leases

As of December 31, 2011, all or a portion of 38 of our hotels are subject to ground leases, generally with multiple renewal options, all of which are accounted for as operating leases. For lease agreements with scheduled rent increases, we recognize the lease expense ratably over the term of the lease. Certain of these leases contain provisions for the payment of contingent rentals based on a percentage of sales in excess of stipulated amounts. Additionally, the rental payments under one lease are based on real estate tax assessments.

Other Lease Information

We also have leases on facilities used in our former restaurant business, all of which we subsequently subleased. These leases and subleases contain one or more renewal options, generally for five or ten-year periods. The restaurant leases are accounted for as operating leases. Our leasing activities also include leases entered into by our hotels for various types of equipment, such as computer equipment, vehicles and telephone systems. Equipment leases are accounted for either as operating or capital leases, depending on the characteristics of the particular lease arrangement. Equipment leases that are characterized as capital leases are classified as furniture and equipment and are depreciated over the life of the lease. The amortization charge applicable to capitalized leases is included in depreciation expense.

The following table presents the future minimum annual rental commitments required under non-cancelable leases for which we are the lessee (in millions):

	As of December 31, 2011
	Capital Leases	Operating Leases
2012	$1	$113
2013	1	45
2014	—	43
2015	—	41
2016	—	39
Thereafter	—	1,379

Total minimum lease payments	$2	$1,660

Minimum payments for the operating leases have not been reduced by aggregate minimum sublease rentals from restaurants of approximately $4 million that are payable to us under non-cancelable subleases.

We remain contingently liable on certain leases relating to our former restaurant business. Such contingent liabilities aggregated $14 million as of December 31, 2011. However, management considers the likelihood of any material funding related to these leases to be remote.

Rent expense is included in the other property-level expenses line item and consists of (in millions):

	Year ended December 31,
	2011	2010	2009
Minimum rentals on operating leases	$114	$128	$122
Additional rentals based on sales	26	19	23
Rental payments based on real estate tax assessments	22	21	19
Less: sublease rentals	(3)	(44)	(83)

	$159	$124	$81

Employee Stock Plans	12 Months Ended
Dec. 31, 2011
Employee Stock Plans
8.	Employee Stock Plans

In connection with Host Inc.’s conversion to a REIT, Host L.P. assumed the employee obligations of Host Inc. Upon the issuance of Host Inc.’s common stock under either of the two stock-based compensation plans described below, Host L.P. will issue to Host Inc. common OP units of an equivalent value. Accordingly, these liabilities and related disclosures are included in both Host Inc.’s and Host L.P.’s consolidated financial statements.

Host Inc. maintains two stock-based compensation plans, the Comprehensive Stock and Cash Incentive Plan (the “2009 Comprehensive Plan”), under which Host Inc. may award to participating employees (i) restricted shares of Host Inc.’s common stock, (ii) options to purchase our common stock, and (iii) deferred shares of our common stock, and the employee stock purchase plan (“ESPP”). At December 31, 2011, there were approximately 19 million shares of Host Inc.’s common stock reserved and available for issuance under the 2009 Comprehensive Plan.

We recognize costs resulting from share-based payment transactions in our financial statements over their vesting periods. We classify share-based payment awards granted in exchange for employee services as either equity awards or as liability awards. The classification of restricted stock awards either as an equity award or a liability award is based upon cash settlement options. Equity awards are measured based on their fair value on the date of grant. Liability classified awards are re-measured to fair value each reporting period. The value of all restricted stock awards, less estimated forfeitures, is recognized over the period during which an employee is required to provide services in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for awards for which employees do not render the requisite services. The senior executive restricted stock awards have been classified as liability awards, primarily due to settlement features that allow the recipient to have a percentage of the restricted stock awards withheld to meet tax requirements in excess of the statutory minimum withholding requirements. Other stock awards have been classified as equity awards, as these awards do not contain this optional tax withholding feature.

On May 14, 2009, our stockholders approved the 2009 Comprehensive Plan. The 2009 Comprehensive Plan currently has 25.5 million shares authorized, which includes incremental shares approved on May 7, 2010 to reflect our 2009 stock dividend, that can be issued for stock-based compensation to employees and directors. Shares described below that were granted after May 14, 2009 were issued under this plan. We granted 5.1 million restricted shares to senior executives that vest in 2010 and 2011 and 1.0 million stock options under this plan. We also granted 0.2 million restricted shares to other employees at a per share price of $10.40.

During 2011, 2010 and 2009, we recorded compensation expense of approximately $19 million, $40 million and $21 million, respectively. Shares granted in 2011, 2010 and 2009 totaled 0.2 million, 0.4 million and 9.0 million, respectively, while 1.5 million, 2.6 million and 2.2 million, respectively, vested during those years.

Senior Executive Restricted Stock

During 2009, Host Inc. granted shares to senior executives that vested through year end 2011 in three annual installments (the “2009 – 2011 Plan”). No awards were outstanding as of December 31, 2011. Vesting for these shares was determined based on (1) personal performance based on the achievement of specific management business objectives, and (2) market performance based on the achievement of total shareholder return on a relative basis. These awards were considered liability awards; therefore, we recognized compensation expense over the requisite period based on the fair value of the award at the balance sheet date. The fair value was based on the number of shares earned during the year at the December 31, 2011 stock price.

Under the 2009-2011 Plan, we granted a total of 7.6 million shares (0.1 million in 2011, 0.3 million in 2010 and 7.2 million in 2009). The grants in 2010 and 2011 primarily related to new hires or promotions. Of the 7.6 million shares granted, vesting for approximately 48% of the shares was based on the satisfaction of personal performance goals set by each executive, approximately 26% was based on the achievement of total shareholder return on a relative basis compared to the NAREIT index and approximately 26% was based on the achievement of total shareholder return in comparison to eight other lodging companies.

During 2011, 2010 and 2009, we recorded compensation expense of approximately $15 million, $36 million and $19 million, respectively, related to the restricted stock awards to senior executives. The following table is a summary of the status of our senior executive plans for the three years ended December 31, 2011. The fair values for the awards below are based on the fair value at the respective transaction dates, as the awards are classified as liability awards.

	Year ended December 31,
	2011		2010		2009
	Shares (in millions)	Fair Value (per share)	Shares (in millions)	Fair Value (per share)	Shares (in millions)	Fair Value (per share)
Balance, at beginning of year	3.7	$11	5.6	$7	0.1	$7
Granted	0.1	17	0.3	17	7.2	9
Vested (1)	(1.3)	15	(1.9)	18	(1.6)	11
Forfeited/expired	(2.5)	15	(0.3)	11	(0.1)	7

Balance, at end of year	—	—	3.7	11	5.6	7

Issued in calendar year (1)	1.1	15	0.8	11	0.1	7

(1)	Shares that vest at December 31 of each year are issued to the employees in the first quarter of the following year, although the requisite service period is complete. Accordingly, the 1.1 million shares issued in 2011 include shares vested at December 31, 2010, after adjusting for shares withheld to meet employee tax requirements. The shares withheld for employee tax requirements were valued at $15.4 million, $6.9 million and $0.6 million, for 2011, 2010 and 2009, respectively.

Employee Stock Options

As of December 31, 2011, 1.3 million stock options were outstanding and exercisable with a weighted average remaining life of 7 years and a weighted average exercise price of $7.68. During 2011, 2010 and 2009, stock option grants totaled 22,000, 54,000 and 1.4 million, respectively. Stock compensation expense was $1.8 million during 2011 and 2010, respectively, and $0.8 million during 2009 and all stock options outstanding as of December 31, 2011 are fully vested. We expense stock options over the vesting period based on the estimated fair value of the options grant date using the simulation/Monte Carlo method. To calculate the fair value of options granted from 2009 to 2011, we assumed (i) a weighted average volatility of 56.1%, (ii) a weighted average risk free rate of 2.3%, and (iii) a weighted average dividend yield of 4.9%.

Other Stock Plans

In addition to the stock plans described above, we maintain an upper-middle management plan, an employee stock purchase plan and, in 2009, granted stock awards to all employees. These awards are all time-based equity awards that vest within three years of the grant date and expense is based on the grant date fair value. During 2011, 2010 and 2009 we granted 93,000 shares, 120,000 shares and 331,000 shares, respectively, under these programs and recorded expenses of $1.9 million, $2.2 million and $1.4 million, respectively.

Profit Sharing and Postemployment Benefit Plans	12 Months Ended
Dec. 31, 2011
Profit Sharing and Postemployment Benefit Plans
9.	Profit Sharing and Postemployment Benefit Plans

We contribute to defined contribution plans for the benefit of employees who meet certain eligibility requirements and who elect participation in the plans. The discretionary amount to be matched by us is determined annually by Host Inc.’s Board of Directors. Our recorded liability for this obligation is not material. Payments for these items were not material for the three years ended December 31, 2011.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
10.	Discontinued Operations

We disposed of one hotel in 2012, one hotel in 2011, two hotels in 2010 and six hotels in 2009. The operations for these hotels are included in discontinued operations. The following table summarizes the revenues, loss before taxes, and the gain (loss) on dispositions, net of tax, of the hotels which have been reclassified to discontinued operations, which includes assets held for sale and the results of sold hotels prior to their disposition for the periods presented (in millions):

	Year ended December 31,
	2011	2010	2009
Revenues	$46	$50	$113
Loss before taxes	—	(3)	(88)
Gain (loss) on disposals, net of tax	—	(2)	26

Net loss attributable to Host Inc. is allocated between continuing and discontinued operations as follows (in millions):

	Year ended December 31,
	2011	2010	2009
Loss from continuing operations, net of tax	$(15)	$(126)	$(192)
Discontinued operations, net of tax	—	(4)	(60)

Net loss attributable to Host Hotels & Resorts, Inc.	$(15)	$(130)	$(252)

Net loss attributable to Host L.P. is allocated between continuing and discontinued operations as follows (in millions):

	Year ended December 31,
	2011	2010	2009
Loss from continuing operations, net of tax	$(15)	$(128)	$(196)
Discontinued operations, net of tax	—	(4)	(61)

Net loss attributable to Host Hotels & Resorts, L.P.	$(15)	$(132)	$(257)

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
11.	Acquisitions

We record the assets acquired, liabilities assumed and any non-controlling interests at the estimated fair value as of the acquisition date. Furthermore, acquisition-related costs, such as broker fees, transfer taxes, due diligence costs and legal and accounting fees, are expensed in the period incurred and are not capitalized or applied in determining the fair value of the acquired assets. We acquired 10 hotels during 2011 and recorded $5 million of acquisition-related expenses and acquired four hotels during 2010 and recorded $8 million of acquisition-related expenses. For 2011 and 2010, our acquisitions were as follows:

•	On September 1, 2011, we acquired the remaining 51% partnership interest in the Tiburon Golf Ventures, L.P., which owns the golf club surrounding The Ritz-Carlton, Naples Golf Resort, for $11 million.

•

On April 29, 2011, we acquired a 75% common voting interest and a preferred interest in the joint venture that owns the 364-room Hilton Melbourne South Wharf, Australia. The total transaction value, including the 25% voting interest retained by the previous owners, was A$142 million ($152 million) and included the assumption of an existing A$80 million ($86 million) mortgage loan. We are entitled to receive a cumulative priority return of 12% based on our initial investment of A$45 million ($48 million), plus 75% of the distributable cash after our partner’s subordinated preferred interest.

•	On March 23, 2011, we acquired the 775-room New York Helmsley Hotel for $313.5 million. The hotel is managed by Starwood and will be converted to the Westin brand in 2012.

•

On March 17, 2011, we acquired the 1,625-room Manchester Grand Hyatt San Diego for $572 million (which includes the payment of $19 million for the existing FF&E replacement fund). The transaction was comprised of cash consideration of $566 million, including the repayment of $403 million of existing loans, and the issuance of approximately 0.3 million OP units valued at $6 million. We also issued approximately 4 million Class F preferred units with a per unit liquidation preference of $25, for an aggregate amount of $99.5 million. We received a note from the seller equal in value to the preferred units issued. The interest rate on the note receivable is 25 basis points less than the dividend rate on the preferred units. In accordance with ASC 505, a right of setoff exists between the note receivable and the preferred units, as the proceeds from the redemption of the preferred units must be used to repay the note receivable. Therefore, these two instruments are recorded net on our consolidated balance sheet.

•

On February 18, 2011, we acquired a portfolio of hotels in New Zealand for approximately NZ$190 million ($145 million), at which time we entered into an NZ$105 million ($80 million) mortgage. The properties are operated by Accor under the ibis and Novotel brands. The portfolio is comprised of the following hotels:

•	The 273-room Hotel Novotel Queenstown Lakeside;

•	The 193-room Hotel Novotel Christchurch Cathedral Square;

•	The 147-room Hotel Novotel Auckland Ellerslie;

•	The 139-room Hotel Novotel Wellington;

•	The 200-room Hotel ibis Wellington;

•	The 155-room Hotel ibis Christchurch; and

•	The 100-room Hotel ibis Ellerslie.

•	On September 30, 2010, we acquired the 245-room JW Marriott, Rio de Janeiro for approximately R$80 million ($47 million).

•

On September 2, 2010, we formed a joint venture to purchase the 270-room W New York, Union Square. We have a 90% interest and serve as the managing member of the joint venture. The joint venture purchased the hotel for $188 million, which, in addition to cash consideration, included the assumption of $115 million of mortgage debt, with a fair value of $119 million, and other liabilities valued at $8.5 million. Additionally, in conjunction with the acquisition, the joint venture purchased restricted cash and FF&E reserve funds at the hotel of $11 million.

•	On August 11, 2010, we acquired the 424-room Westin Chicago River North for approximately $165 million.

•

On July 22, 2010, we acquired the leasehold interest in the 266-room Le Méridien Piccadilly in London, England for £64 million ($98 million), including cash consideration of approximately £31 million ($47 million) and the assumption of a £33 million ($51 million) mortgage, which approximates fair value. As part of the purchase of the leasehold interest, we acquired restricted cash at the hotel of £4 million ($6 million). In connection with the acquisition, we assumed a capital lease obligation which we valued at £38 million ($58 million). We also recorded a deferred tax liability of £19 million ($30 million) and a deferred tax asset of £11 million ($17 million) and goodwill of £8 million ($13 million) related to the difference in the hotel valuation measured at fair value on the acquisition date and the tax basis of the assets acquired. We drew £37 million ($56 million) from our credit facility to fund the cash portion of the acquisition. On June 28, 2011, we transferred the Le Méridien Piccadilly to the Euro JV Fund II (see Note 3 “Investments in Affiliates”).

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed in our 2011 and 2010 acquisitions (in millions):

	As of December 31,
	2011	2010
Property and equipment	$1,174	$557
Goodwill	—	13
Intangible asset	7	—
Deferred tax asset	10	17
Restricted cash, FF&E reserve and other assets	20	24

Total assets	$1,211	$611

Mortgage debt	$(86)	$(168)
Capital lease obligation	—	(58)
Deferred tax liability	(13)	(30)
Other liabilities	(6)	(13)

Net assets acquired	$1,106	$342

Our summarized unaudited consolidated pro forma results of operations, assuming the 2011 and 2010 acquisitions occurred on January 1, 2010 and excluding the acquisition costs discussed above, are as follows (in millions, except per share and per unit amounts):

	Year ended December 31,
	2011	2010
Revenues	$5,021	$4,754
Income (loss) from continuing operations	2	(118)
Net income (loss)	2	(122)

Host Inc.:
Net income (loss) available to common shareholders	$3	$(128)
Basic earnings (loss) per common share:
Continuing operations	$—	$(.19)
Discontinued operations	—	(.01)

Basic earnings (loss) per common share	$—	$(.20)

Diluted earnings (loss) per common share:
Continuing operations	$—	$(.19)
Discontinued operations	—	(.01)

Diluted earnings (loss) per common share	$—	$(.20)

Host L.P.:
Net income (loss) available to common unitholders	$3	$(130)
Basic earnings (loss) per common unit:
Continuing operations	$—	$(.20)
Discontinued operations	—	—

Basic earnings (loss) per common unit	$—	$(.20)

Diluted earnings (loss) per common unit:
Continuing operations	$—	$(.20)
Discontinued operations	—	—

Diluted earnings (loss) per common unit	$—	$(.20)

For 2011 and 2010, we have included $355 million and $57 million of revenues, respectively, and $35 million and $3 million of net income, respectively, in our consolidated statements of operations related to the operations of the hotels and golf club acquired in 2011 and 2010.

Notes Receivable	12 Months Ended
Dec. 31, 2011
Notes Receivable
12.	Notes Receivable

On April 13, 2010, we acquired, at a discount, the two most junior tranches of a €427 million ($581 million) mortgage loan that is secured by six hotels located in Europe with a face value of €64 million ($87 million). Interest payments for the tranches are based on the 90-day EURIBOR rate plus 303 basis points, or approximately 4.6%. The borrower is current on amounts due under the notes. We record interest income on the loan based on the implicit interest rate required to accrete the book value of the receivable to an amount equal to the expected cash receipts for both the principal and interest through maturity. For 2011 and 2010, we recorded interest income of €13 million ($17 million) and €3 million ($4 million), respectively. The loan matures on October 18, 2012.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
13.	Fair Value Measurements

Overview

We have adopted the provisions under GAAP for both recurring and non-recurring fair value measurements. Our recurring fair value measurements consist of the valuation of our derivative instruments, the majority of which are designated as accounting hedges. Non-recurring fair value measurements during 2011 consisted of the impairment of two of our hotel properties, one of which was sold in 2011.

In evaluating the fair value of both financial and non-financial assets and liabilities, GAAP outlines a valuation framework and creates a fair value hierarchy that distinguishes between market assumptions based on market data (“observable inputs”) and a reporting entity’s own assumptions about market data (“unobservable inputs”). The requirements are intended to increase the consistency and comparability of fair value measurements and related disclosures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability at the measurement date in an orderly transaction (an “exit price”). Assets and liabilities are measured using inputs from three levels of the fair value hierarchy. The three levels are as follows:

Level 1 — Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access at the measurement date. An active market is defined as a market in which transactions occur with sufficient frequency and volume to provide pricing on an ongoing basis.

Level 2 — Inputs include quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active (markets with few transactions), inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data correlation or other means.

Level 3 — Unobservable inputs reflect our assumptions about the pricing of an asset or liability when observable inputs are not available.

The following table details the fair value of our financial assets and liabilities that are required to be measured at fair value on a recurring basis, as well as non-recurring fair value measurements that we completed during 2011 (there were none in 2010) due to the impairment of non-financial assets (in millions):

		Fair Value at Measurement Date Using
	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fair Value Measurements on a Recurring Basis:
Interest rate swap derivatives (1)	$6.7	$—	$6.7	$—
Forward currency sale contracts (1)	10.8	—	10.8	—
Fair Value Measurements on a Non- recurring Basis:
Impaired hotel properties held and used (2)	5	—	5	—
Impaired hotel properties sold (2)	—	—	6	—

		Fair Value at Measurement Date Using
	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fair Value Measurements on a Recurring Basis:
Interest rate swap derivatives (1)	$10.6	$—	$10.6	$—
Forward currency sale contracts (1)	6.9	—	6.9	—

(1)	These derivative contracts have been designated as hedging instruments.
(2)	The fair value measurements are as of the measurement date of the impairment and may not reflect the book value as of December 31, 2011 and 2010, respectively.

Derivatives and Hedging

Interest rate swap derivatives designated as cash flow hedges. We have designated our floating-to-fixed interest rate swap derivatives as cash flow hedges. The derivatives are valued based on the prevailing market yield curve on the date of measurement. We also evaluate counterparty credit risk when we calculate the fair value of the swaps. Changes in the fair value of the derivatives are recorded to other comprehensive income (loss) on the accompanying balance sheets. The hedges were fully effective as of December 31, 2011.

In connection with the acquisition of the Hilton Melbourne South Wharf on April 29, 2011, we assumed an interest rate swap agreement with a notional amount of A$80 million ($86 million) related to its mortgage debt. In November 2011, as part of the refinancing of this loan, we paid approximately $1 million to settle the original swap and entered into a new interest rate swap with a notional amount of A$61.5 million ($60 million) and a maturity date of November 23, 2016. The purpose of the interest rate swap is to hedge against changes in cash flows (interest payments) attributable to fluctuations in the Reuters BBSY. As a result, we will pay an all-in rate of 6.7% on the notional amount of the swap. We designated the derivative as a cash flow hedge. As a result of the change in fair value of this swap, a $0.3 million loss was recorded to other comprehensive income (loss), net of tax. As of December 31, 2011, we recorded a liability of $0.4 million related to the fair value of this swap.

On February 18, 2011, we entered into an interest rate swap agreement with a notional amount of NZ$79 million ($60 million) related to the mortgage debt on the seven properties acquired in New Zealand on February 18, 2011. We entered into the swap in order to hedge against changes in cash flows (interest payments) attributable to fluctuations in the 3-month NZ$ Bank Bill rate. As a result, we will pay an all-in rate of 7.15% on the notional amount of the swap. We have designated the derivative as a cash flow hedge. As a result of the change in fair value of this derivative, a $2.7 million loss was recorded to other comprehensive income (loss), net of tax. As of December 31, 2011, we recorded a liability of $3.8 million related to the fair value of this swap.

Interest rate swap derivatives designated as fair value hedges. We have designated our fixed-to-floating interest rate swap derivatives as fair value hedges. We enter into these derivative instruments to hedge changes in the fair value of fixed-rate debt that occur as a result of changes in market interest rates. The derivatives are valued based on the prevailing market yield curve on the date of measurement. We also evaluate counterparty credit risk in the calculation of the fair value of the swaps. The changes in the fair value of the derivatives are largely offset by corresponding changes in the fair value of the underlying debt due to changes in the 3-month LIBOR rate, which change is recorded as an adjustment to the carrying amount of the debt. Any difference between the change in the fair value of the swap and the change in the fair value in the underlying debt, which was not significant for the periods presented, is considered the ineffective portion of the hedging relationship and is recognized in net income (loss).

We have three fixed-to-floating interest rate swap agreements for an aggregate notional amount totaling $300 million related to The Ritz-Carlton, Naples and Newport Beach Marriott Hotel & Spa mortgage loan in the amount of $300 million. As of December 31, 2011 and December 31, 2010, we recorded assets of $10.9 million and $10.6 million, respectively, related to the fair value of the swaps. During 2011 and 2010, the fair value of the swaps increased $0.3 million and $11.6 million, respectively. As a result, we will pay a floating interest rate equal to the 3-month LIBOR plus a spread which ranges from 2.7% to 3.2%, as opposed to the fixed rate of 5.531%, on the notional amount of $300 million through March 1, 2014.

Foreign Currency Forward Sale Contracts. We have six foreign currency forward sale contracts that hedge a portion of the foreign currency exposure resulting from the eventual repatriation of our net investment in foreign operations. These derivatives are considered hedges of the foreign currency exposure of a net investment in a foreign operation and are marked-to-market with changes in fair value recorded to accumulated other comprehensive income (loss) within the equity portion of our balance sheet. The forward sale contracts are valued based on the forward yield curve of the foreign currency to U.S. Dollar forward exchange rate on the date of measurement. We also evaluate counterparty credit risk when we calculate the fair value of the derivatives. The following table summarizes our foreign currency sale contracts (in millions):

Transaction Date Range	Total Transaction Amount in Foreign Currency		Total Transaction Amount in Dollars	Forward Purchase Date Range	Fair Value As of December 31,		Change in Fair Value Year ended December 31,
					2011	2010	2011	2010
February 2008-July 2011		€100	$140	October 2012- August 2015	$8.8	$6.9	$1.9	$5.2
July 2011	NZ$	30	$25	August 2013	$1.9	$—	$1.9	$—

During 2011, we entered into the following forward sale contracts, all of which are reflected in the chart above:

•

On July 15, 2011, we entered into two forward sale contracts totaling €50 million ($69 million) in order to hedge a portion of the foreign currency exposure resulting from the eventual repatriation of our net investment in the Euro JV. Under the contract, we will sell the Euro amount and receive the U.S. dollar amount on the forward purchase dates of October 22, 2012 and August 18, 2015. Additionally, we entered into a forward purchase contract to net-settle the existing February 2008 €30 million foreign currency sale contract and received cash of $0.4 million on the settlement date of August 18, 2011. Following these transactions, we have hedged our foreign currency exposure related to €100 million ($140 million) of our net investment in the Euro JV.

•

On July 29, 2011, we entered into an NZ$30 million ($25 million) forward sale contract in order to hedge a portion of the foreign currency exposure resulting from the eventual repatriation of our net investment in HHR New Zealand Holdings Limited. Under the contract, we will sell the NZ dollar amount and receive the U.S. dollar amount on August 2, 2013.

Other Assets and Liabilities

Fair Value of Other Financial Assets and Liabilities. We did not elect the fair value measurement option for any of our other financial assets or liabilities. Notes receivable and other financial assets are valued based on the expected future cash flows discounted at risk-adjusted rates and are adjusted to reflect the effects of foreign currency translation. Valuations for secured debt and our credit facility are determined based on the expected future payments discounted at risk-adjusted rates. Senior Notes and the Exchangeable Senior Debentures are valued based on quoted market prices. The fair values of financial instruments not included in this table are estimated to be equal to their carrying amounts. The fair value of certain financial assets and liabilities and other financial instruments are shown below (in millions):

	As of December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Mortgage notes	$65	$76	$55	$77
Financial liabilities
Senior notes	3,641	3,772	3,093	3,200
Exchangeable Senior Debentures	902	1,076	1,156	1,471
Credit facility	117	117	58	58
Mortgage debt and other, net of capital leases	1,091	1,114	1,110	1,107

Gain on Insurance Settlement	12 Months Ended
Dec. 31, 2011
Gain on Insurance Settlement
14.	Gain on Insurance Settlement

On February 22, 2011, Christchurch, New Zealand experienced an earthquake that resulted in substantial damage to two of the hotels we purchased as part of the seven hotel New Zealand portfolio in the first quarter of 2011. These hotels included the Hotel Novotel Christchurch Cathedral Square and the Hotel ibis Christchurch. Repairs are in progress at both properties; however, the historic portion of the Novotel, the Warners building, has been demolished. The properties are expected to remain closed until at least the third quarter of 2012 and potentially longer. We believe we have sufficient coverage under the insurance policy of our property manager for both property and business interruption. We estimate that the economic loss will be capped at approximately $3 million based on the maximum deductible under our insurance policy and we accrued this loss in the second quarter of 2011. The city also experienced a second significant earthquake on June 13, 2011 and further aftershocks in December of 2011. While evaluations of the properties are ongoing, we do not believe the effects of these earthquakes and aftershocks were significant and have not accrued any additional losses.

During 2011, as a result of the earthquake, we estimate we incurred approximately $22 million of property damage, which amount represents the book value of the properties and equipment written off, and the related repairs and clean-up costs incurred. Gains on property insurance proceeds represent proceeds received in excess of the insurance receivable, which receivable represents the book value of the damaged assets that were written-off. Any gains resulting from insurance proceeds are not recognized until all contingencies are resolved. During 2011, we recognized a gain of $2 million for the receipt of business interruption insurance proceeds. As of December 31, 2011, we have received $8 million of cash and an outstanding insurance receivable of $13 million was included in other assets, representing claims for property damage and business interruption.

Relationship with Marriott International	12 Months Ended
Dec. 31, 2011
Relationship with Marriott International
15.	Relationship with Marriott International

We have entered into various agreements with Marriott, or one of their subsidiaries, including agreements for the management of approximately 61% of our owned hotels, the management of 53 hotels leased from HPT, financing for the JW Marriott, Mexico City, Mexico and certain limited administrative services.

In 2011, 2010 and 2009, we paid Marriott $119 million, $111 million and $105 million, respectively, of hotel management fees for our owned hotels and approximately $1 million in franchise fees for each of 2011, 2010 and 2009. Additionally, in 2011 and 2010, we paid $11 million and $7 million, respectively, of management fees for the hotels leased from HPT.

We enter into negotiations with Marriott from time to time in order to secure mutually beneficial modifications to the terms of management agreements on an individual or portfolio-wide basis, typically in connection with repositioning projects or substantial capital investments at our properties. We have negotiated amendments to various management agreements with Marriott and have agreed, among other matters, to waive performance termination tests, modify certain extension tests which condition the manager’s ability to renew the management agreements, and to extend certain contracts. As part of these negotiations, Marriott agreed to make cash payments to us, over time, to reduce an existing cap on the costs and expenses related to chain services that are provided on a centralized basis, as well as to establish a cap on certain other costs, to provide us with an incentive to increase our capital expenditures at the hotels, to waive certain deferred management fees and to modify the incentive management fee on certain contracts. We agreed to use a portion of Marriott’s cash payments for brand reinvestment projects at various hotels in our portfolio.

Hotel Management Agreements and Operating and License Agreements	12 Months Ended
Dec. 31, 2011
Hotel Management Agreements and Operating and License Agreements
16.	Hotel Management Agreements and Operating and License Agreements

All of our hotels are managed by third parties pursuant to management or operating agreements, with some of those hotels also being subject to separate license agreements addressing matters pertaining to operation under the designated brand. Under these agreements, the managers generally have sole responsibility for all activities necessary for the day-to-day operation of the hotels, including establishing room rates, processing reservations and promoting and publicizing the hotels. The managers also provide all employees for the hotels, prepare reports, budgets and projections, and provide other administrative and accounting support services to the hotels. For the majority of our properties, we have approval rights over budgets, capital expenditures, significant leases and contractual commitments, and various other matters.

The initial term of our agreements generally is 15 to 25 years, with one or more renewal terms at the option of the manager. The majority of our agreements condition the manager’s right to exercise options for renewal upon the satisfaction of specified economic performance criteria. The manager typically receives a base management fee, which is calculated as a percentage (generally 2-3%) of annual gross revenues, and an incentive management fee, which typically is calculated as a percentage (generally 10-20%) of operating profit after the owner has received a priority return on its investment. In the case of our Starwood-managed hotels, the base management fee is only 1% of annual gross revenues, but that amount is supplemented by license fees payable to Starwood under a separate license agreement pertaining to the designated brand, including rights to use trademarks, service marks and logos, matters relating to compliance with certain brand standards and policies, and the provision of certain system programs and centralized services. Under the license agreement Starwood generally receives 5% of gross revenues attributable to room sales and 2% of gross revenues attributable to food and beverage sales in addition to a base management fee.

As part of the agreements, the manager furnishes the hotels with certain chain services, which are generally provided on a central or regional basis to all hotels in the manager’s hotel system. Chain services include central training, advertising and promotion, national reservation systems, computerized payroll and accounting services, and such additional services as needed which may be more efficiently performed on a centralized basis. Costs and expenses incurred in providing such services are allocated among the hotels managed, owned or leased by the manager on a fair and equitable basis. In addition, our managers generally will sponsor a guest rewards program, the costs of which will be charged to all of the hotels that participate in such program.

We are obligated to provide the manager with sufficient funds, generally 5% of the revenue generated at the hotel, to cover the cost of (a) certain non-routine repairs and maintenance to the hotels which are normally capitalized, and (b) replacements and renewals to the hotels’ furniture, fixtures and equipment. Under certain circumstances, we will be required to establish escrow accounts for such purposes under terms outlined in the agreements.

We generally are limited in our ability to sell, lease or otherwise transfer the hotels unless the transferee assumes the related management agreement. However, most agreements include owner rights to terminate the agreements on the basis of the manager’s failure to meet certain performance-based metrics. Typically, these criteria are subject to the manager’s ability to ‘cure’ and avoid termination by payment to us of specified deficiency amounts (or, in some instances, waiver of the right to receive specified future management fees).

In addition to any performance-based or other termination rights, we have negotiated with Marriott and Starwood specific termination rights related to specific agreements. These termination rights can take a number of different forms, including termination of agreements upon sale that leave the property unencumbered by any agreement; termination upon sale provided that the property continues to be operated under a license or franchise agreement with continued brand affiliation; as well as termination without sale or other condition, which may require payment of a fee. These termination rights also may restrict the number of agreements that may be terminated over any annual or other period; impose limitations on the number of agreements terminated as measured by EBITDA; require that a certain number of properties continue to maintain the brand affiliation; or be restricted to a specific pool of assets.

Geographic and Business Segment Information	12 Months Ended
Dec. 31, 2011
Geographic and Business Segment Information
17.	Geographic and Business Segment Information

We consider each one of our hotels to be an operating segment, none of which meets the threshold for a reportable segment. We also allocate resources and assess operating performance based on individual hotels. All of our other real estate investment activities (primarily our office buildings) are immaterial and meet the aggregation criteria, and thus, we report one segment: hotel ownership. Our foreign operations consist of hotels in six countries. In June 2011, we transferred our hotel in the United Kingdom to the Euro JV Fund II. There were no intersegment sales during the periods presented. The following table presents revenues and long-lived assets for each of the geographical areas in which we operate (in millions):

	2011		2010		2009
	Revenues	Property and Equipment, net	Revenues	Property and Equipment, net	Revenues	Property and Equipment, net
United States	$4,681	$10,874	$4,209	$10,095	$3,965	$10,013
Australia	27	136	—	—	—	—
Brazil	33	42	8	48	—	—
Canada	115	126	109	131	96	135
Chile	28	58	29	56	25	53
Mexico	24	23	21	29	17	30
New Zealand	32	124	—	—	—	—
United Kingdom	17	—	17	155	—	—

Total	$4,957	$11,383	$4,393	$10,514	$4,103	$10,231

Guarantees and Contingencies	12 Months Ended
Dec. 31, 2011
Guarantees and Contingencies
18.	Guarantees and Contingencies

We have certain guarantees which consist of commitments made to third parties for leases or debt that are not recognized in our consolidated financial statements due to various dispositions, spin-offs and contractual arrangements, but that we have agreed to pay in the event of certain circumstances, including the default by an unrelated party. We consider the likelihood of any material payments under these guarantees to be remote. The guarantees are listed below:

•

We remain contingently liable for rental payments on certain divested non-lodging properties. These primarily represent certain restaurants that were sold subject to our guarantee of the future rental payments. The aggregate amount of these future rental payments is approximately $14 million as of December 31, 2011.

•

In 1997, we owned Leisure Park Venture Limited Partnership, which owns and operates a senior living facility. We spun-off the partnership to Barceló as part of the REIT conversion, but we remain obligated under a guarantee of interest and principal with respect to $14.7 million of municipal bonds issued by the New Jersey Economic Development Authority through their maturity in 2027. However, to the extent we are required to make any payments under the guarantee, we have been indemnified by Barceló, who, in turn, is indemnified by the current owner of the facility.

•

In connection with the sale of two hotels in January 2005, we remain contingently liable for the amounts due under the respective ground leases. The future minimum lease payments are approximately $13 million through the full term of the leases, including renewal options. We believe that the likelihood of any material payments related to these ground leases is remote, and in each case, we have been indemnified by the purchaser of the hotel.

•

We acquired two properties with environmental liabilities, primarily asbestos in non-public areas of the properties, for which we have recorded the present value of the liability, or approximately $3 million. The amount is based on management’s estimate of the timing and future costs to remediate the liability. We will record the accretion expense over the period we intend to hold the hotel or until the item is remediated.

Legal Proceedings	12 Months Ended
Dec. 31, 2011
Legal Proceedings
19.	Legal Proceedings

On April 27, 2005, we initiated a lawsuit against Keystone-Texas Property Holding Corporation (“Keystone”) seeking a declaration that a provision of the ground lease for the property under the San Antonio Marriott Rivercenter was valid and claiming that Keystone had breached that lease provision. On October 18, 2006, Keystone filed an amended counterclaim and later, a third party claim, alleging that we had tortuously interfered with Keystone’s attempted sale of the property and that we slandered Keystone’s title to the property.

On February 8, 2010, we received an adverse jury verdict in the 166th Judicial District Court of Bexar County, Texas. The jury found that we tortuously interfered with the attempted sale by Keystone of the land under the San Antonio Marriott Rivercenter and awarded Keystone $34.3 million in damages, plus statutory interest. In addition, the jury found that we slandered Keystone’s title to the property and awarded Keystone $39 million in damages, plus statutory interest. Keystone only will be entitled to receive one of these damage awards. On February 12, 2010, the jury awarded Keystone $7.5 million in exemplary damages with respect to the second claim. The trial court, however, subsequently granted our motion to disregard the jury’s exemplary damages award. On June 3, 2010, the trial court issued its final judgment, awarding Keystone: $39 million in damages for slander of title; alternatively, $34.3 million for tortuous interference of contract; as well as pre-judgment and post-judgment interest and attorneys’ fees, expenses, and costs.

On November 23, 2011, a three-judge panel of the San Antonio Court of Appeals issued its memorandum opinion denying our appeal of the trial court’s June 3, 2010 final judgment. In addition, the panel overturned the trial court’s decision to grant our motion to disregard the jury’s $7.5 million award of exemplary damages.

We believe that the memorandum opinion contains numerous legal errors and we intend to continue to vigorously pursue these issues on appeal. On January 17, 2012, we filed a motion seeking rehearing from the three-judge panel and a motion for rehearing by the entire seven-judge court of appeals. Based on the court decisions reached to date, we believe our maximum exposure for the Keystone litigation is $63 million. After consideration of the range of possible outcomes, we have accrued a potential litigation loss of approximately $56 million.

We are involved in various legal proceedings in the normal course of business regarding the operation of our hotels. To the extent not covered by insurance, these legal proceedings generally fall into the following broad categories: disputes involving hotel-level contracts, employment litigation, compliance with laws, such as the Americans with Disabilities Act, and other general matters. Under our management agreements, our operators have broad latitude to resolve individual hotel-level claims generally for amounts less than $150,000. However, for matters exceeding such threshold, our operators may not settle claims without our consent. Based on our analysis of legal proceedings with which we are currently involved or of which we are aware and our experience in resolving similar claims in the past, we have accrued approximately $5 million as of December 31, 2011 and estimate that, in the aggregate, our losses related to these proceedings could be as much as $12 million. We are not aware of any other matters with a reasonably possible negative outcome for which disclosure of a loss contingency is required. No assurances can be given as to the outcome of any pending legal proceedings.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data
20.	Quarterly Financial Data (unaudited)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share/unit amounts)
Host Hotels & Resorts, Inc.:
Revenues	$893	$1,286	$1,133	$1,645
Operating profit (loss)	(3)	152	54	117
Income (loss) from continuing operations	(60)	66	(36)	14
Loss from discontinued operations	—	(2)	1	2
Net income (loss)	(60)	64	(35)	16
Net income (loss) attributable to Host Hotels & Resorts, Inc.	(60)	62	(33)	17
Net income (loss) available to common stockholders	(60)	62	(33)	17
Basic income (loss) per common share:
Continuing operations	(.09)	.09	(.05)	.02
Discontinued operations	—	—	—	—
Net income (loss)	(.09)	.09	(.05)	.02
Diluted income (loss) per common share:
Continuing operations	(.09)	.09	(.05)	.02
Discontinued operations	—	—	—	—
Net income (loss)	(.09)	.09	(.05)	.02
Host Hotels & Resorts, L.P.(1):
Net income (loss) attributable to Host Hotels & Resorts, L.P.	(61)	63	(34)	17
Net income (loss) available to common unitholders	(61)	63	(34)	17
Basic income (loss) per common unit:
Continuing operations	(.09)	.09	(.05)	.02
Discontinued operations	—	—	—	—
Net income (loss)	(.09)	.09	(.05)	.02
Diluted income (loss) per common unit:
Continuing operations	(.09)	.09	(.05)	.02
Discontinued operations	—	—	—	—
Net income (loss)	(.09)	.09	(.05)	.02

	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share/unit amounts)
Host Hotels & Resorts, Inc.:
Revenues	$814	$1,104	$995	$1,480
Operating profit (loss)	(1)	110	23	91
Income (loss) from continuing operations	(82)	20	(61)	(5)
Loss from discontinued operations	(2)	(1)	—	(1)
Net income (loss)	(84)	19	(61)	(6)
Net income (loss) attributable to Host Hotels & Resorts, Inc.	(84)	18	(58)	(6)
Net income (loss) available to common stockholders	(86)	12	(58)	(6)
Basic income (loss) per common share:
Continuing operations	(.13)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.13)	.02	(.09)	(.01)
Diluted income (loss) per common share:
Continuing operations	(.13)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.13)	.02	(.09)	(.01)
Host Hotels & Resorts, L.P.(1):
Net income (loss) attributable to Host Hotels & Resorts, L.P.	(85)	18	(59)	(6)
Net income (loss) available to common unitholders	(87)	12	(59)	(6)
Basic income (loss) per common unit:
Continuing operations	(.14)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.14)	.02	(.09)	(.01)
Diluted income (loss) per common unit:
Continuing operations	(.14)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.14)	.02	(.09)	(.01)

(1)	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.

The sum of the basic and diluted earnings per common share and OP units for the four quarters in all years presented differs from the annual earnings per common share and OP units due to the required method of computing the weighted average number of shares and OP units in the respective periods.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

21.	Subsequent Events

Debt

On April 26, 2012, we notified holders of our intent to redeem the remaining $250 million of 6 7/8%. Series S senior notes.

On March 22, 2012, we issued $350 million 5 1/4% Series A senior notes due 2022. The net proceeds of the offering of approximately $344 million, and available cash, were used to repay the $113 million principal amount outstanding of the 7.5% mortgage secured by the JW Marriott, Washington, D.C., and to redeem $250 million of our 6 7/8% Series S senior notes due in 2014, resulting in a loss on extinguishment of $8 million.

On March 15, 2012, we notified holders of our outstanding 2.625% Exchangeable Senior Debentures due 2027 (the “2007 Debentures”) that they have an option, pursuant to the terms of the 2007 Debentures, to require us to purchase, on April 16, 2012, all or a portion of such holders’ debentures at a price equal to 100% of the aggregate principal amount of the debentures. On April 16, 2012 the holders of $386 million face amount of the 2007 Debentures exercised their option to require us to repurchase their debentures.

Capital Transactions

During the first quarter of 2012, we issued the remaining $174 million of capacity through the issuance of 11.1 million shares of common stock under the Sales Financing Agreement with BNY Mellon Capital Markets, LLC entered into on April 21, 2011, at an average price of $15.67 per share, for net proceeds of approximately $172 million net of $2 million of commissions.

REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2011
REAL ESTATE AND ACCUMULATED DEPRECIATION

HOST HOTELS & RESORTS, INC., HOST HOTELS & RESORTS, L.P., AND SUBSIDIARIES

REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2011

(in millions)

Description	Debt	Initial Costs		Subsequent Costs Capitalized	Gross Amount at December 31, 2011				Date of Completion of Construction	Date Acquired	Depreciation Life
		Land	Buildings & Improvements		Land	Buildings & Improvements	Total	Accumulated Depreciation
Hotels:
Arlington Pentagon City Residence Inn	$—	$6	$29	$6	$6	$35	$41	$15	—	1996	40
Atlanta Marriott Marquis	—	13	184	159	16	340	356	103	—	1998	40
Atlanta Marriott Perimeter Center	—	—	7	38	15	30	45	19	—	1976	40
Atlanta Marriott Suites Midtown	—	—	26	8	—	34	34	14	—	1996	40
Boston Marriott Copley Place	—	—	203	53	—	256	256	75	—	2002	40
Calgary Marriott	—	5	18	14	5	32	37	17	—	1996	40
Chicago Downtown Courtyard River North	—	7	27	12	7	39	46	19	—	1992	40
Chicago Marriott O’Hare	—	4	26	39	4	65	69	41	—	1998	40
Chicago Marriott Suites Downers Grove	—	2	14	5	2	19	21	9	—	1989	40
Chicago Marriott Suites O’Hare	—	5	36	8	5	44	49	16	—	1997	40
Coronado Island Marriott Resort	—	—	53	26	—	79	79	32	—	1997	40
Costa Mesa Marriott	—	3	18	6	3	24	27	11	—	1996	40
Courtyard Nashua	—	3	14	6	3	20	23	12	—	1989	40
Dallas/Addison Marriott Quorum by the Galleria	—	14	27	18	14	45	59	23	—	1994	40
Dayton Marriott	—	2	30	8	2	38	40	14	—	1998	40
Delta Meadowvale Resort & Conference Center	—	4	20	19	4	39	43	21	—	1996	40
Denver Marriott Tech Center Hotel	—	6	26	27	6	53	59	24	—	1994	40
Denver Marriott West	—	—	12	10	—	22	22	14	—	1983	40
Embassy Suites Chicago –Downtown/Lakefront	—	—	86	6	—	92	92	19	—	2004	40
Four Seasons Hotel Atlanta	—	5	48	18	6	65	71	24	—	1998	40
Four Seasons Hotel Philadelphia	—	26	60	20	27	79	106	31	—	1998	40
Gaithersburg Marriott Washingtonian Center	—	7	22	8	7	30	37	14	—	1993	40
Grand Hyatt Atlanta in Buckhead	—	8	88	21	8	109	117	39	—	1998	40
Greensboro-Highpoint Marriott Airport	—	—	19	8	—	27	27	14	—	1983	40
Harbor Beach Marriott Resort & Spa	134	—	62	99	—	161	161	71	—	1997	40
Hartford Marriott Rocky Hill	—	—	17	—	—	17	17	12	—	1991	40
Hilton Melbourne South Wharf	84	—	136	(7)	—	129	129	4	—	2011	31
Hilton Singer Island Oceanfront Resort	—	2	10	15	2	25	27	13	—	1986	40
Houston Airport Marriott	—	—	10	38	—	48	48	39	—	1984	40
Houston Marriott at the Texas Medical Center	—	—	19	17	—	36	36	19	—	1998	40
Hyatt Regency Cambridge	—	18	84	4	19	87	106	37	—	1998	40
Hyatt Regency Maui Resort & Spa on Kaanapali Beach	—	92	212	30	92	242	334	56	—	2003	40
Hyatt Regency Reston	—	11	78	18	12	95	107	34	—	1998	40
Hyatt Regency San Francisco, Burlingame	—	16	119	49	20	164	184	58	—	1998	40
Hyatt Regency Washington on Capitol Hill	—	40	230	21	40	251	291	43	—	2006	40
JW Marriott Desert Springs Resort & Spa	—	13	143	117	14	259	273	99	—	1997	40
JW Marriott Hotel Buckhead Atlanta	—	16	21	23	16	44	60	24	—	1990	40
JW Marriott Hotel Houston	—	4	26	22	6	46	52	26	—	1994	40
JW Marriott Mexico City	—	11	35	7	10	43	53	31	—	1996	40
JW Marriott Rio de Janeiro	—	13	29	(4)	12	26	38	1	—	2010	40
JW Marriott Washington, DC	114	26	98	42	26	140	166	52	—	2003	40
Kansas City Airport Marriott	—	—	8	24	—	32	32	26	—	1993	40
Key Bridge Marriott	—	—	38	31	—	69	69	56	—	1997	40
Manchester Grand Hyatt, San Diego	—	—	548	—	—	548	548	14	—	2011	35
Manhattan Beach Marriott	—	7	29	14	—	50	50	24	—	1997	40
Marina del Rey Marriott	—	—	13	23	—	36	36	17	—	1995	40
Marriott at Metro Center	—	20	24	19	20	43	63	21	—	1994	40
Memphis Marriott Downtown	—	—	16	35	—	51	51	22	—	1998	40
Miami Marriott Biscayne Bay	—	—	27	29	—	56	56	26	—	1998	40
Minneapolis Marriott City Center	—	—	27	39	—	66	66	42	—	1986	40
New Orleans Marriott	—	16	96	109	16	205	221	96	—	1996	40
New York Helmsley Hotel	—	155	152	—	155	152	307	4	—	2011	34
New York Marriott Downtown	—	19	79	39	19	118	137	52	—	1997	40
New York Marriott Marquis Times Square	—	—	552	152	—	704	704	436	—	1986	40
Newark Liberty International Airport Marriott	—	—	30	4	—	34	34	23	—	1984	40
Newport Beach Marriott Bayview	—	6	14	8	6	22	28	10	—	1975	40
Newport Beach Marriott Hotel & Spa	104	11	13	112	11	125	136	65	—	1975	40
New Zealand Hotel Portfolio	81	16	123	(18)	16	105	121	3	—	2011	35
Orlando World Center Marriott Resort & Convention Center	246	18	157	322	29	468	497	165	—	1997	40
Park Ridge Marriott	—	—	20	10	—	30	30	12	—	1987	40
Philadelphia Airport Marriott	—	—	42	8	—	50	50	21	—	1995	40
Philadelphia Marriott Downtown	—	3	144	104	11	240	251	87	—	1995	40
Portland Marriott Downtown Waterfront	—	6	40	20	6	60	66	29	—	1994	40
San Antonio Marriott Rivercenter	—	—	86	79	—	165	165	63	—	1996	40
San Antonio Marriott Riverwalk	—	—	45	17	—	62	62	27	—	1995	40
San Cristobal Tower, Santiago	—	7	15	1	7	16	23	2	—	2006	40
San Diego Marriott Marquis & Marina	—	—	202	253	—	455	455	156	—	1996	40
San Diego Marriott Mission Valley	—	4	23	10	4	33	37	15	—	1998	40
San Francisco Airport Marriott	—	11	48	37	12	84	96	41	—	1994	40
San Francisco Marriott Fisherman’s Wharf	—	6	20	20	6	40	46	20	—	1994	40
San Francisco Marriott Marquis	—	—	278	91	—	369	369	188	—	1989	40
San Ramon Marriott	—	—	22	17	—	39	39	16	—	1996	40
Santa Clara Marriott	—	—	39	54	—	93	93	67	—	1989	40
Scottsdale Marriott at McDowell Mountains	—	8	48	3	8	51	59	10	—	2004	40
Scottsdale Marriott Suites Old Town	—	3	20	9	3	29	32	11	—	1988	40
Seattle Airport Marriott	—	3	42	18	3	60	63	32	—	1998	40
Sheraton Boston Hotel	—	42	262	45	42	307	349	48	—	2006	40
Sheraton Indianapolis Hotel at Keystone Crossing	—	3	51	9	3	60	63	9	—	2006	40
Sheraton Needham Hotel	—	5	27	5	5	32	37	5	—	1986	40
Sheraton New York Hotel & Towers	—	346	409	120	346	529	875	79	—	2006	40
Sheraton Parsippany Hotel	—	8	30	8	8	38	46	7	—	2006	40
Sheraton San Diego Hotel & Marina	—	—	328	24	—	352	352	53	—	2006	40
Sheraton Santiago Hotel & Convention Center	—	19	11	(1)	19	10	29	2	—	2006	40
St. Regis Hotel, Houston	—	6	33	15	6	48	54	9	—	2006	40
Swissôtel Chicago	—	29	132	77	30	208	238	59	—	1998	40
Tampa Airport Marriott	—	—	9	20	—	29	29	22	—	2000	40
Tampa Marriott Waterside Hotel & Marina	—	—	—	106	11	95	106	31	2000	—	40
The Fairmont Kea Lani Maui	—	55	294	20	55	314	369	63	—	2003	40
The Ritz-Carlton, Amelia Island	—	25	115	58	25	173	198	60	—	1998	40
The Ritz-Carlton, Buckhead	—	14	81	58	15	138	153	59	—	1996	40
The Ritz-Carlton, Marina del Rey	—	—	52	24	—	76	76	36	—	1997	40
The Ritz-Carlton, Naples	208	19	126	97	21	221	242	105	—	1996	40
The Ritz-Carlton, Naples Golf Resort	—	6	—	92	22	76	98	18	2002	—	40
The Ritz-Carlton, Phoenix	—	10	63	7	10	70	80	27	—	1998	40
The Ritz-Carlton, San Francisco	—	31	123	23	31	146	177	54	—	1998	40
The Ritz-Carlton, Tysons Corner	—	—	89	15	—	104	104	40	—	1998	40
The Westin Buckhead Atlanta	—	5	84	21	6	104	110	37	—	1998	40
The Westin Chicago River North	—	33	116	1	33	117	150	4	—	2010	40
The Westin Cincinnati	—	—	54	11	—	65	65	12	—	2006	40
The Westin Denver Downtown	35	—	89	8	—	97	97	15	—	2006	40
The Westin Georgetown, Washington, D.C.	—	16	80	11	16	91	107	16	—	2006	40
The Westin Indianapolis	—	12	100	7	12	107	119	17	—	2006	40
The Westin Kierland Resort & Spa	—	100	280	16	100	296	396	40	—	2006	40
The Westin Los Angeles Airport	—	—	102	14	—	116	116	19	—	2006	40
The Westin Mission Hills Resort & Spa	—	40	47	12	38	61	99	12	—	2006	40
The Westin Seattle	—	39	175	3	39	178	217	26	—	2006	40
The Westin South Coast Plaza	—	—	46	9	—	55	55	18	—	2006	40
The Westin Waltham-Boston	—	9	59	8	9	67	76	12	—	2006	40
Toronto Marriott Airport	—	5	24	15	5	39	44	19	—	1996	40
Toronto Marriott Downtown Eaton Centre	—	—	27	17	—	44	44	20	—	1995	40
W New York	—	138	102	37	138	139	277	27	—	2006	40
W New York – Union Square	—	48	145	—	48	145	193	5	—	2010	40
W Seattle	—	11	125	1	11	126	137	18	—	2006	40
Washington Dulles Airport Marriott	—	—	3	36	—	39	39	30	—	1970	40
Westfields Marriott Washington Dulles	—	7	32	15	7	47	54	22	—	1994	40

Total hotels:	1,006	1,782	9,427	3,791	1,852	13,148	15,000	4,293
Other properties, each less than 5% of total	—	—	4	16	—	20	20	13	—	various	40

TOTAL	$1,006	$1,782	$9,431	$3,807	$1,852	$13,168	$15,020	$4,306

HOST HOTELS & RESORTS, INC., AND SUBSIDIARIES

HOST HOTELS & RESORTS, L.P., AND SUBSIDIARIES

REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2011

(in millions)

Notes:

(A)	The change in total cost of properties for the fiscal years ended December 31, 2011, 2010 and 2009 is as follows:

Balance at December 31, 2008	$13,115
Additions:
Acquisitions	2
Capital expenditures and transfers from construction-in-progress	326
Deductions:
Dispositions and other	(265)
Impairments	(94)
Assets held for sale	(8)

Balance at December 31, 2009	13,076
Additions:
Acquisitions	532
Capital expenditures and transfers from construction-in-progress	161
Deductions:
Dispositions and other	(20)

Balance at December 31, 2010	13,749
Additions:
Acquisitions	1,155
Capital expenditures and transfers from construction-in-progress	338
Deductions:
Dispositions and other	(214)
Impairments	(8)

Balance at December 31, 2011	$15,020

(B)	The change in accumulated depreciation and amortization of real estate assets for the fiscal years ended December 31, 2011, 2010 and 2009 is as follows:

Balance at December 31, 2008	$3,075
Depreciation and amortization	451
Dispositions and other	(121)
Depreciation on assets held for sale	(1)

Balance at December 31, 2009	3,404
Depreciation and amortization	450
Dispositions and other	(20)

Balance at December 31, 2010	3,834
Depreciation and amortization	496
Dispositions and other	(24)

Balance at December 31, 2011	$4,306

(C)	The aggregate cost of real estate for federal income tax purposes is approximately $10,570 million at December 31, 2011.

(D)	The total cost of properties excludes construction-in-progress properties.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the consolidated accounts of Host Inc., Host L.P. and their subsidiaries and controlled affiliates, including joint ventures and partnerships. We consolidate subsidiaries when we have the ability to direct the activities that most significantly impact the economic performance of the entity. For those partnerships and joint ventures where we are the general partner, we review the rights of the limited partners to determine if those rights would overcome the assumption of control as the general partner. Limited partner rights which would overcome presumption of control by the general partner include the substantive ability to dissolve (liquidate) the limited partnership or otherwise remove the general partners without cause and substantive participating rights over activities considered most significant to the business of the partnership or joint venture, primarily voting rights.

We also evaluate our subsidiaries to determine if they should be considered variable interest entities (“VIEs”). Typically, the entity that has the power to direct the activities that most significantly impact economic performance would consolidate the VIE. We consider an entity a VIE if equity investors own an interest therein that does not have the characteristics of a controlling financial interest or if such investors do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. In accordance with ASC 810, we reviewed our subsidiaries to determine if (i) they should be considered VIEs, and (ii) whether we should change our consolidation determination based on changes in the characteristics of these entities.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles, or GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents We consider all highly liquid investments with a maturity of 90 days or less at the date of purchase to be cash equivalents.
Restricted Cash

Restricted Cash

Restricted cash includes reserves for debt service, real estate taxes, insurance, furniture, fixtures and equipment replacement, as well as cash collateral and excess cash flow deposits due to mortgage debt agreement restrictions and provisions, and a reserve required for potential legal damages. For purposes of the statements of cash flows, changes in restricted cash caused by changes in required legal reserves are shown as operating activities. Changes in restricted cash caused by using such funds for furniture, fixtures and equipment replacement are shown as investing activities. The remaining changes in restricted cash are the direct result of restrictions under our loan agreements, and, as such, are reflected in cash flows from financing activities.

Property and Equipment

Property and Equipment

Generally, property and equipment is recorded at cost. For properties we develop, cost includes interest and real estate taxes incurred during construction. For property and equipment acquired in a business combination, we record the assets based on their fair value as of the acquisition date. Replacements and improvements and capital leases are capitalized, while repairs and maintenance are expensed as incurred. We depreciate our property and equipment using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the lease term or the useful lives of the related assets.

We capitalize certain inventory (such as china, glass, silver, linen) at the time of a hotel opening or acquisition, or when significant inventory is purchased (in conjunction with a major rooms renovation or when the number of rooms or meeting space at a hotel is expanded). These amounts are then amortized over the estimated useful life of three years. Subsequent replacement purchases are expensed when placed in service.

We maintain a furniture, fixtures and equipment replacement fund for renewal and replacement capital expenditures at certain hotels, which generally is funded with 5% of property revenues.

We analyze our assets for impairment when events or circumstances occur that indicate the carrying value may not be recoverable. We consider a property to be impaired when the sum of the future undiscounted cash flows over our remaining estimated holding period is less than the carrying value of the asset. We test for impairment in several situations, including when a property has a current or projected loss from operations, when it becomes more likely than not that a hotel will be sold before the end of its previously estimated useful life, or when other events, trends, contingencies or changes in circumstances indicate that a triggering event has occurred and the carrying value of an asset may not be recoverable. For impaired assets, we record an impairment charge equal to the excess of the asset’s carrying value over its fair value. In the evaluation of the impairment of our assets, we make many assumptions and estimates, including assumptions of the projected cash flows, both from operations and the eventual disposition, the expected useful life and holding period of the asset, the future required capital expenditures and fair values, including consideration of capitalization rates, discount rates and comparable selling prices. During 2011, we recognized impairment charges of $8 million on two properties based on a change in estimated hold period. One of the properties was disposed of in 2011.

We will classify a hotel as held for sale when the sale of the asset is probable, will be completed within one year and actions to complete the sale are unlikely to change or that the sale will not occur. Accordingly, we typically classify assets as held for sale when Host Inc.’s Board of Directors has approved the sale, a binding agreement to purchase the property has been signed under which the buyer has committed a significant amount of nonrefundable cash, and no significant financing contingencies exist which could prevent the transaction from being completed in a timely manner. If these criteria are met, we will cease recording depreciation and will record an impairment loss if the fair value less costs to sell is less than the carrying amount of the hotel. We will classify the loss, together with the related operating results, including interest expense on debt assumed by the buyer or that is required to be repaid as a result of the sale, as discontinued operations on our consolidated statements of operations and classify the assets and related liabilities as held for sale on the balance sheet. Gains on sales of properties are recognized at the time of sale or deferred and recognized as income in subsequent periods as conditions requiring deferral are satisfied or expire without further cost to us.

We recognize the fair value of any liability for conditional asset retirement obligations, including environmental remediation liabilities, when incurred, which generally is upon acquisition, construction, or development and/or through the normal operation of the asset, if sufficient information exists with which to reasonably estimate the fair value of the obligation.

Intangible Assets

Intangible Assets

In conjunction with our acquisitions, we may identify intangible assets. Identifiable intangible assets typically include contracts, including ground and retail leases and management and franchise agreements, which are recorded at fair value. These contract values are based on the present value of the difference between contractual amounts to be paid pursuant to the contracts acquired and our estimate of the fair value of contract rates for corresponding contracts measured over the period equal to the remaining non-cancelable term of the contract. Intangible assets are amortized using the straight-line method over the remaining non-cancelable term of the related agreements.

Non-Controlling Interests

Non-Controlling Interests

Other Consolidated Partnerships. As of December 31, 2011, we consolidate five majority-owned partnerships that have third-party, non-controlling ownership interests. The third-party partnership interests are included in non-controlling interest-other consolidated partnerships on the consolidated balance sheets and totaled $36 million and $29 million as of December 31, 2011 and 2010, respectively. Three of the partnerships have finite lives ranging from 99 to 100 years that terminate between 2081 and 2095, and the associated non-controlling interests are mandatorily redeemable at the end of, but not prior to, the finite life. At December 31, 2011 and 2010, the fair values of the non-controlling interests in the partnerships with finite lives were approximately $67 million and $65 million, respectively.

Net income (loss) attributable to non-controlling interests of consolidated partnerships is included in our determination of net income (loss). Net income (loss) attributable to non-controlling interests of third parties of $(1) million, $0.4 million and $(1) million for the years ended December 31, 2011, 2010 and 2009, respectively, is included in the determination of net income (loss) attributable to Host Inc. and Host L.P.

Host Inc.’s treatment of the non-controlling interests of Host L.P. Host Inc. adjusts the non-controlling interests of Host L.P. each period so that the amount presented equals the greater of its carrying value based on the historical cost or its redemption value. The historical cost is based on the proportional relationship between the historical cost of equity held by our common stockholders relative to that of the unitholders of Host L.P. The redemption value is based on the amount of cash or Host Inc. stock, at our option, that would be paid to the non-controlling interests of Host L.P. if it were terminated. Therefore, we have assumed that the redemption value is equivalent to the number of shares issuable upon conversion of the outside OP units valued at the market price of Host Inc. common stock at the balance sheet date. Subsequent to the stock dividend issued in 2009 (see Note 5 “Equity of Host Inc. and Capital of Host L.P.”), one OP unit now may be exchanged into 1.021494 shares of Host Inc. common stock. Non-controlling interests of Host L.P. are classified in the mezzanine section of the balance sheet as they do not meet the requirements for equity classification because the redemption feature requires the delivery of registered shares. The table below details the historical cost and redemption values for the non-controlling interests (in millions):

	As of December 31,
	2011	2010
OP units outstanding (millions)	10.5	10.5
Market price per Host Inc. common share	$14.77	$17.87
Shares issuable upon conversion of one OP unit	1.021494	1.021494
Redemption value (millions)	$158	$191
Historical cost (millions)	$102	$101
Book value (millions) (1)	$158	$191

(1)	The book value recorded is equal to the greater of the redemption value or the historical cost.

Net income (loss) is allocated to the non-controlling interests of Host L.P. based on their weighted average ownership percentage during the period. Net loss attributable to Host Inc. has been reduced by the amount attributable to non-controlling interests in Host L.P., which totaled $2 million and $5 million for 2010 and 2009, respectively.

Distributions from Investments in Affiliates

Distributions from Investments in Affiliates

We classify the distributions from our equity investments in the statements of cash flows based upon an evaluation of the specific facts and circumstances of each distribution. For example, distributions from cash generated by property operations are classified as cash flows from operating activities. However, distributions received as a result of property sales are classified as cash flows from investing activities.

Other-than-Temporary Impairments

Other-than-Temporary Impairments

We review our equity method investments for impairment based on the occurrence of any triggering events that would indicate that the carrying amount of the investment exceeds its fair value on an other-than-temporary basis. Triggering events can include a decline in distributable cash flows from the investment, a change in the expected useful life or other significant events which would decrease the value of the investment. Our investments primarily consist of joint ventures which own hotel properties; therefore, we generally will have few observable inputs and will determine fair value based on a discounted cash flow analysis of the investment, as well as consideration of the impact of other elements (i.e. control premiums, etc.). We use certain inputs such as available third-party appraisals and forecast net operating income for the hotel properties in order to estimate the expected cash flows. If an equity method investment is impaired, a loss is recorded for the difference between the fair value and the carrying value of the investment.

Income Taxes

Income Taxes

Host Inc. has elected to be treated as a REIT under the provisions of the Internal Revenue Code and, as such, is not subject to federal income tax, provided that it distributes all of its taxable income, including net capital gains, annually to its stockholders and complies with certain other requirements. In addition to paying federal and state income tax on any retained income, one of our subsidiary REITs is subject to a tax on “built-in-gains” on sales of certain assets. As a partnership for federal income tax purposes, Host L.P. is not subject to federal income tax. Host L.P. is, however, subject to state, local and foreign income and franchise tax in certain jurisdictions. In addition, each of the Host L.P. taxable REIT subsidiaries is taxable as a regular C corporation and is subject to federal, state and foreign income tax. Our consolidated income tax provision or benefit includes the income tax provision or benefit related to the operations of our taxable REIT subsidiaries, state income and franchise taxes incurred by Host Inc. and Host L.P., and foreign income taxes incurred by Host L.P., as well as each of their respective subsidiaries.

Under the partnership agreement, Host L.P. generally is required to reimburse Host Inc. for any tax payments it is required to make. Accordingly, the tax information included herein represents disclosures regarding Host Inc. and its subsidiaries. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in earnings in the period when the new rate is enacted. However, deferred tax assets are recognized only to the extent that it is more likely than not that they will be realized based on consideration of available evidence, including future reversals of existing taxable temporary differences, future projected taxable income and tax planning strategies.

Deferred Charges	Deferred Charges Financing costs related to long-term debt are deferred and amortized over the remaining life of the debt using the effective interest method.
Foreign Currency Translation

Foreign Currency Translation

As of December 31, 2011, our foreign operations consist of hotels located in Australia, Brazil, Chile, Canada, Mexico, and New Zealand, as well as an investment in joint ventures in Europe and Asia. The financial statements of these properties and our investments therein are maintained in their functional currency, which generally is the local currency, and are translated to U.S. dollars using the average exchange rates for the period. The assets and liabilities of the properties and the investments are translated to U.S. dollars using the exchange rate in effect at the balance sheet date. The resulting translation adjustments are reflected in other comprehensive income (loss).

Foreign currency transactions are recorded in the functional currency for each entity using the exchange rates prevailing at the dates of the transactions. Assets and liabilities denominated in foreign currencies are remeasured at period end exchange rates. The resulting exchange differences are recorded in gain (loss) on foreign currency transactions and derivatives on the accompanying consolidated statements of operations, except when deferred in accumulated other comprehensive income (loss) as qualifying net investment hedges.

Derivative Instruments

Derivative Instruments

We are subject to market exposures in several aspects of our business and may enter into derivative instruments in order to hedge the effect of these market exposures on our operations. Potential market exposures for which we may use derivative instruments to hedge include: (i) changes in the fair value of our foreign investments due to fluctuations in currency exchange rates, (ii) changes in the fair value of our fixed-rate debt due to changes in the underlying interest rates, and (iii) variability in interest payments due to changes in the underlying interest rate for our floating-rate debt. Prior to entering into the derivative instrument, we evaluate whether the transaction will qualify for hedge accounting and continue to evaluate hedge effectiveness through the life of the instrument. Derivative instruments that meet the requirements for hedge accounting are recorded on the balance sheet at fair value, with offsetting changes recorded to net income (loss) or accumulated other comprehensive income (loss), based on the applicable hedge accounting guidance. We incorporate credit valuation adjustments to reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of our derivative instruments for the effect of nonperformance risk, we have considered the impact of netting any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and accumulated guarantees.

Revenues

Revenues

Our results of operations include revenues and expenses of our hotels. Revenues are recognized when the services are provided. Additionally, we collect sales, use, occupancy and similar taxes at our hotels, which we present on a net basis (excluded from revenues) on our statements of operations.

Earnings (Loss) Per Common Share

Host Inc. Earnings (Loss) Per Common Share

Basic earnings (loss) per common share is computed by dividing net income (loss) available to common stockholders by the weighted average number of shares of Host Inc. common stock outstanding. Diluted earnings (loss) per common share is computed by dividing net income (loss) available to common stockholders, as adjusted for potentially dilutive securities, by the weighted average number of shares of Host Inc. common stock outstanding plus other potentially dilutive securities. Dilutive securities may include shares granted under comprehensive stock plans, other non-controlling interests that have the option to convert their limited partnership interests to common OP units and convertible debt securities. No effect is shown for any securities that are anti-dilutive.

Earnings (Loss) Per Common Unit

Host L.P. Earnings (Loss) Per Common Unit

Basic earnings (loss) per common unit is computed by dividing net income (loss) available to common unitholders by the weighted average number of common units outstanding. Diluted earnings (loss) per common unit is computed by dividing net income (loss) available to common unitholders, as adjusted for potentially dilutive securities, by the weighted average number of common units outstanding plus other potentially dilutive securities. Dilutive securities may include units distributed to Host Inc. to support Host Inc. common shares granted under comprehensive stock plans, other non-controlling interests that have the option to convert their limited partnership interests to common OP units and convertible debt securities. No effect is shown for any securities that are anti-dilutive.

Share-Based Payments

Share-Based Payments

At December 31, 2011, Host Inc. maintained two stock-based employee compensation plans. Additionally, in connection with Host Inc.’s conversion to a REIT, Host L.P. assumed the employee obligations of Host Inc. Therefore, upon the issuance of Host’s common stock under the compensation plans, Host L.P. will issue to Host Inc. common OP units of an equivalent value. Accordingly, these liabilities and related disclosures are included in the consolidated financial statements for Host Inc. and Host L.P., respectively.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject us to significant concentrations of credit risk consist principally of cash and cash equivalents. We are exposed to credit risk with respect to cash held at various financial institutions, access to our credit facility, and amounts due or payable under our derivative contracts. At December 31, 2011, our exposure risk related to our derivative instruments totaled $22 million and the counterparties to such instruments are investment grade financial institutions. Our credit risk exposure with regard to our cash and the $883 million available under our credit facility is spread among a diversified group of investment grade financial institutions.

Business Combinations

Business Combinations

We recognize identifiable assets acquired, liabilities (both specific and contingent) assumed, and non-controlling interests in a business combination at their fair values at the acquisition date based on the exit price (i.e. the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date). Furthermore, acquisition-related costs, such as due diligence, legal and accounting fees, are not capitalized or applied in determining the fair value of the acquired assets. Classification of a lease does not change if it is part of a business combination. Capital lease obligations that are assumed as part of the acquisition of a leasehold interest are fair valued and included as debt on the accompanying balance sheet and we will record the corresponding right-to-use assets. In certain situations, a deferred tax liability is created due to the difference between the fair value and the tax basis of the acquired asset at the acquisition date, which also may result in a goodwill asset being recorded.

Reclassifications

Reclassifications

Certain prior year financial statement amounts have been reclassified to conform with the current year presentation. We have changed the presentation for comprehensive income (loss) and have presented it in the consolidated statements of comprehensive income (loss).

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Historical Cost and Redemption Values for the Non-Controlling Interests

The table below details the historical cost and redemption values for the non-controlling interests (in millions):

	As of December 31,
	2011	2010
OP units outstanding (millions)	10.5	10.5
Market price per Host Inc. common share	$14.77	$17.87
Shares issuable upon conversion of one OP unit	1.021494	1.021494
Redemption value (millions)	$158	$191
Historical cost (millions)	$102	$101
Book value (millions) (1)	$158	$191

(1)	The book value recorded is equal to the greater of the redemption value or the historical cost.

Components of Total Accumulated Other Comprehensive Income in the Balance Sheets

The components of total accumulated other comprehensive income (loss) in the balance sheets are as follows (in millions):

	As of December 31,
	2011	2010
Gain on forward currency contracts	$11	$7
Loss on interest rate swap cash flow hedges	(3)	—
Foreign currency translation	(9)	18

Total accumulated other comprehensive income (loss)	$(1)	$25

Earnings (Loss) Per Common Share Table

Host Inc. Earnings (Loss) Per Common Share

Basic earnings (loss) per common share is computed by dividing net income (loss) available to common stockholders by the weighted average number of shares of Host Inc. common stock outstanding. Diluted earnings (loss) per common share is computed by dividing net income (loss) available to common stockholders, as adjusted for potentially dilutive securities, by the weighted average number of shares of Host Inc. common stock outstanding plus other potentially dilutive securities. Dilutive securities may include shares granted under comprehensive stock plans, other non-controlling interests that have the option to convert their limited partnership interests to common OP units and convertible debt securities. No effect is shown for any securities that are anti-dilutive.

	Year ended December 31,
	2011	2010	2009
	(in millions, except per share amounts)
Net loss	$(16)	$(132)	$(258)
Net loss attributable to non-controlling interests	1	2	6
Dividends on preferred stock	—	(4)	(9)
Issuance costs of redeemed preferred stock (1)	—	(4)	—

Loss available to common stockholders	(15)	(138)	(261)
Assuming deduction of gain recognized for the repurchase of 2004 Debentures (2)	—	—	(2)

Diluted loss available to common stockholders	$(15)	$(138)	$(263)

Basic weighted average shares outstanding	693.0	656.1	586.3
Assuming weighted average shares for the repurchased 2004 Debentures	—	—	.9

Diluted weighted average shares outstanding (3)	693.0	656.1	587.2

Basic loss per share	$(.02)	$(.21)	$(.45)
Diluted loss per share	$(.02)	$(.21)	$(.45)

(1)	Represents the original issuance costs associated with the Class E preferred stock, which stock was redeemed during 2010.
(2)

During 2009, we repurchased $75 million face amount of our $500 million 3  1/4% exchangeable senior debentures (the “2004 Debentures”) with a carrying value of $72 million for approximately $69 million. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009. The 2004 Debentures repurchased during 2009 are treated as having been converted to Host Inc. common stock equivalents at the start of the period. Accordingly, the 2009 adjustments to net income related to the repurchased 2004 Debentures include a $3 million gain, net of interest expense on the repurchased debentures.

(3)	There are 47 million, 53 million and 51 million potentially dilutive shares for our exchangeable senior debentures and shares granted under comprehensive stock plans which were not included in the computation of diluted EPS as of December 31, 2011, 2010 and 2009, respectively, because to do so would have been anti-dilutive for the period. See Note 4 “Debt” for the terms and conditions of our exchangeable senior debentures and Note 8 “Employee Stock Plans” for the terms and conditions of our comprehensive stock plans.

Earnings (Loss) Per Common Unit Table

Host L.P. Earnings (Loss) Per Common Unit

Basic earnings (loss) per common unit is computed by dividing net income (loss) available to common unitholders by the weighted average number of common units outstanding. Diluted earnings (loss) per common unit is computed by dividing net income (loss) available to common unitholders, as adjusted for potentially dilutive securities, by the weighted average number of common units outstanding plus other potentially dilutive securities. Dilutive securities may include units distributed to Host Inc. to support Host Inc. common shares granted under comprehensive stock plans, other non-controlling interests that have the option to convert their limited partnership interests to common OP units and convertible debt securities. No effect is shown for any securities that are anti-dilutive.

	Year ended December 31,
	2011	2010	2009
	(in millions, except per unit amounts)
Net loss	$(16)	$(132)	$(258)
Net loss attributable to non-controlling interests	1	—	1
Distributions on preferred units	—	(4)	(9)
Issuance costs of redeemed preferred units (1)	—	(4)	—

Loss available to common unitholders	(15)	(140)	(266)
Assuming deduction of gain recognized for the repurchase of 2004 Debentures (2)	—	—	(2)

Diluted loss available to common unitholders	$(15)	$(140)	$(268)

Basic weighted average units outstanding	688.9	653.0	598.3
Assuming weighted average units for the repurchased 2004 Debentures	—	—	.9

Diluted weighted average units outstanding (3)	688.9	653.0	599.2

Basic loss per unit	$(.02)	$(.21)	$(.44)
Diluted loss per unit	$(.02)	$(.21)	$(.45)

(1)	Represents the original issuance costs associated with the Class E preferred OP units, which units were redeemed during 2010.
(2)

During 2009, we repurchased $75 million face amount of our $500 million 3  1/4% exchangeable senior debentures (the “2004 Debentures”) with a carrying value of $72 million for approximately $69 million. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009. The 2004 Debentures repurchased during 2009 are treated as having been converted to common unit equivalents at the start of the period. Accordingly, the 2009 adjustment to net income related to the repurchased 2004 Debentures include a $3 million gain, net of interest expense on the repurchased debentures.

(3)	There are 46 million, 51 million and 50 million potentially dilutive units for our exchangeable senior debentures and for units distributable to Host Inc. for Host Inc. shares granted under comprehensive stock plans which were not included in the computation of diluted earnings per unit as of December 31, 2011, 2010 and 2009, respectively, because to do so would have been anti-dilutive for the period. See Note 4 “Debt” for the terms and conditions of our Exchangeable Senior Debentures and Note 8 “Employee Stock Plans” for the terms and conditions of Host Inc.’s comprehensive stock plans.

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment

Property and equipment consists of the following (in millions):

	As of December 31,
	2011	2010
Land and land improvements	$1,852	$1,669
Buildings and leasehold improvements	13,168	12,080
Furniture and equipment	2,079	1,895
Construction in progress	196	168

	17,295	15,812
Less accumulated depreciation and amortization	(5,912)	(5,298)

	$11,383	$10,514

Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Investments in Affiliates

Investments in affiliates consist of the following (in millions):

	As of December 31, 2011
	Ownership Interests	Our Investment	Debt	Assets
Asia Pacific Hospitality Venture Pte. Ltd.	25.0%	$15	$—	36% interest in the development of seven hotels in India
HHR Euro CV Fund I	32.1%	141	899	Eleven hotels in Europe
HHR Euro CV Fund II	33.4%	41	119	Two hotels in Europe

Total		$197	$1,018

	As of December 31, 2010
	Ownership Interests	Our Investment	Debt	Assets
Asia Pacific Hospitality Venture Pte. Ltd.	25.0%	$(1)	$—	None
HHR Euro CV	32.1%	135	945	Eleven hotels located in Europe
Tiburon Golf Ventures, L.P.	49.0%	14	—	36-hole golf club

Total		$148	$945

Combined Summarized Balance Sheet Information

Combined summarized balance sheet information for our affiliates follows (in millions):

	As of December 31,
	2011	2010
Property and equipment, net	$1,506	$1,376
Other assets	205	132

Total assets	$1,711	$1,508

Debt	$1,018	$945
Other liabilities	109	142
Equity	584	421

Total liabilities and equity	$1,711	$1,508

Combined Summarized Operating Results For Affiliates

Combined summarized operating results for our affiliates follows (in millions):

	Year ended December 31,
	2011	2010	2009
Total revenues	$381	$291	$360
Operating expenses
Expenses	(294)	(218)	(274)
Depreciation and amortization	(46)	(41)	(39)

Operating profit	41	32	47
Interest income	—	—	3
Interest expense	(43)	(44)	(53)

Net loss	$(2)	$(12)	$(3)

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt

Debt consists of the following (in millions):

	As of December 31,
	2011	2010
Series K senior notes, with a rate of 7 1/8% due November 2013	$—	$250
Series O senior notes, with a rate of 6 3/8% due March 2015	650	650
Series Q senior notes, with a rate of 6 3/4% due June 2016	800	800
Series S senior notes, with a rate of 6 7/8% due November 2014	498	498
Series T senior notes, with a rate of 9% due May 2017	390	388
Series V senior notes, with a rate of 6% due November 2020	500	500
Series W senior notes, with a rate of 5 7/8% due June 2019	496	—
Series Y senior notes, with a rate of 6% due October 2021	300	—
2004 Exchangeable Senior Debentures, with a rate of 3 1/4% due April 2024	175	325
2007 Exchangeable Senior Debentures, with a rate of 2 5/8% due April 2027	385	502
2009 Exchangeable Senior Debentures, with a rate of 2 1/2% due October 2029	342	329
Senior notes, with rate of 10.0% due May 2012	7	7

Total senior notes	4,543	4,249
Credit facility	117	58
Mortgage debt (non-recourse) secured by $1.0 billion and $1.1 billion of real estate assets, with an average interest rate of 5.0% and 4.7% at December 31, 2011 and 2010, maturing through December 2023 (1)	1,006	1,025
Other	87	145

Total debt	$5,753	$5,477

(1)	The amount of the assets stated above securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.

Outstanding Debentures

The following chart details our outstanding Debentures:

	As of December 31, 2011
	Maturity date	Next put option date	Redemption date	Outstanding principal amount	Current exchange rate for each $1,000 of principal	Current equivalent exchange price	Exchangeable share equivalents
				(in millions)	(in shares)		(in shares)
2009 Debentures	10/15/2029	10/15/2015	10/20/2015	$400	71.9264	$13.90	28.8 million
2007 Debentures	4/15/2027	4/15/2012	4/20/2012	388	32.0239	$31.23	12.4 million
2004 Debentures	4/15/2024	4/15/2014	4/19/2009	175	65.5744	$15.25	11.5 million

Total				$963

Initial Allocations Between Debt and Equity Components of the Debenture

The following chart details the initial allocations between the debt and equity components of the Debentures, net of the original issue discounts, based on the effective interest rate at the time of issuance, as well as the debt balances (in millions):

				As of December 31, 2011
	Initial Face Amount	Initial Debt Value	Initial Equity Value	Face Amount Outstanding	Debt Carrying Value	Unamortized Discount
2009 Debentures	$400	$316	$82	$400	$342	$58
2007 Debentures	600	502	89	388	385	3
2004 Debentures	500	413	76	175	175	—

Total	$1,500	$1,231	$247	$963	$902	$61

Interest Expense for the Debentures

Interest expense recorded for the Debentures consists of the following (in millions):

	Year ended December 31,
	2011	2010	2009
Contractual interest expense (cash)	$31	$34	$26
Non-cash interest expense due to discount amortization	31	32	27

Total interest expense	$62	$66	$53

Mortgage Debt Issuances and Repayments

We had the following mortgage debt issuances and repayments since January 2010. Interest for our mortgage debt is payable on a monthly basis:

Transaction Date	Property	Rate	Maturity Date	Amount
				(in millions)
Issuances/Assumptions
November 2011	Hilton Melbourne South Wharf (1)	6.77%	11/23/2016	$79
February 2011	New Zealand Hotel Portfolio (2)	5.49%	2/18/2016	80
Repayments/Defeasance/Transfer
June 2011	Le Méridien Piccadilly (3)	1.99%	1/20/2012	(52)
March 2011	Four Canadian properties	5.2%	3/1/2011	(132)
December 2010	Partial repayment of Orlando World Center mortgage (4)	3.76%	12/30/2010	(54)
December 2010	JW Marriott, Desert Springs	9.8%	12/11/2022	(71)
October 2010	W New York, Union Square (5)	6.39%	10/11/2011	(119)
February 2010	Atlanta Marriott Marquis	7.4%	2/11/2023	(124)

(1)	The floating interest rate is equal to the 3-month BBSY plus 230 basis points. In addition, we entered into separate swap agreements that fix 75% of the loan at an all-in rate of 6.7% and cap the remaining 25% at an all-in interest rate of 9.9%. The rate shown reflects the rate in effect at December 31, 2011. In connection with the acquisition of the property in April 2011, we assumed an $86 million mortgage loan. The issuance represents the refinancing of this mortgage loan.
(2)	The floating interest rate is equal to the 3-month New Zealand Bank Bill Rate plus 120 basis points plus an additional commitment fee of 120 basis points per annum. In addition, we entered into a swap agreement that fixes 75% of the loan at an all-in rate of 7.15%. The rate shown reflects the rate in effect at December 31, 2011.
(3)	This floating rate mortgage is based on LIBOR plus 118 basis points. The rate shown reflects the rate in effect at the time of transfer. In connection with the transfer of Le Méridien Piccadilly to the Euro JV Fund II, we transferred the associated mortgage. The mortgage loan had been assumed at acquisition of the property in June 2010.
(4)	On December 17, 2010, we entered into an amendment under the $300 million mortgage loan secured by the Orlando World Center Marriott. As a result of the amendment, we repaid $54 million of the outstanding principal on December 30, 2010 and extended the maturity of the loan to July 1, 2013. We have a fixed annual interest rate of 4.75% on the remaining $246 million outstanding.
(5)	The amount shown reflects our recorded book value of the mortgage debt on the date defeasance. We defeased this loan on October 19, 2010, which released us from obligations under the mortgage. In connection with the acquisition of the property in September 2010, we assumed the $115 million mortgage loan.

Aggregate Debt Maturities

Aggregate debt maturities are as follows (in millions):

As of December 31, 2011
2012	$400
2013	359
2014	1,142
2015	1,179
2016	965
Thereafter	1,769

5,814
Unamortized (discounts) premiums, net	(75)
Fair value hedge adjustment	12
Capital lease obligations	2

$5,753

Interest Expense

The following items are included in interest expense (in millions):

	Year ended December 31,
	2011(1)	2010(1)	2009(2)
Interest expense	$371	$384	$379
Amortization of debt premiums/discounts, net (3)	(32)	(34)	(31)
Amortization of deferred financing costs	(11)	(12)	(12)
Non-cash gains/(losses) on debt extinguishments	(4)	(1)	2
Change in accrued interest	(4)	10	(11)

Interest paid (4)	$320	$347	$327

(1)	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
(2)	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.
(3)	Primarily represents the amortization of the debt discount on our Debentures, which is non-cash interest expense.
(4)	Does not include capitalized interest of $4 million, $3 million and $5 million during 2011, 2010 and 2009, respectively.

Equity of Host Inc. and Capital of Host L.P. (Tables)	12 Months Ended
Dec. 31, 2011
Common And Preferred Dividends Declared Per Share And Common And Preferred Distributions Per Unit

The table below presents the amount of common and preferred dividends declared per share and common and preferred distributions per unit as follows:

	Year ended December 31,
	2011	2010	2009
Common stock	$.14	$.04	$.25
Class E preferred stock 8 7/8%	—	.555	2.22
Common OP units	.143	.041	.025
Class E preferred OP units 8 7/8%	—	.555	2.22

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Tax Assets and Liabilities

Total deferred tax assets and liabilities are as follows (in millions):

	As of December 31,
	2011	2010
Deferred tax assets	$172	$161
Less: Valuation allowance	(47)	(44)

Subtotal	125	117
Deferred tax liabilities	(24)	(40)

Net deferred tax asset	$101	$77

Primary Components of Net Deferred Tax Asset

The primary components of our net deferred tax asset are as follows (in millions):

	As of December 31,
	2011	2010
Accrued related party interest	$16	$12
Net operating loss and capital loss carryovers	99	74
Alternative minimum tax credits	4	4
Property and equipment	(18)	(18)
Investments in domestic and foreign affiliates	(3)	(2)
Derivatives	1	—
Deferred revenue and other	49	51

Subtotal	148	121
Less: Valuation allowance	(47)	(44)

Net deferred tax asset	$101	$77

Income (Loss) From Continuing Operations Before Income Taxes

Our U.S. and foreign income (loss) from continuing operations before income taxes was as follows (in millions):

	Year ended December 31,
	2011	2010	2009
U.S. loss	$(45)	$(170)	$(208)
Foreign income (loss)	28	11	(28)

Total	$(17)	$(159)	$(236)

Benefit for Income Taxes for Continuing Operations

The benefit for income taxes for continuing operations consists of (in millions):

		Year ended December 31,
		2011	2010	2009
Current	— Federal	$1	$—	$(7)
	— State	1	1	2
	— Foreign	8	4	4

		10	5	(1)

Deferred	— Federal	(11)	(31)	(33)
	— State	(2)	(6)	(7)
	— Foreign	2	1	2

		(11)	(36)	(38)

Income tax benefit – continuing operations		$(1)	$(31)	$(39)

Income Tax (Benefit) Provision Calculated at the Statutory U.S. Federal Income Tax Rate and the Actual Income Tax (Benefit) Provision Recorded

The differences between the income tax benefit calculated at the statutory U.S. federal income tax rate of 35% and the actual income tax benefit recorded for continuing operations are as follows (in millions):

	Year ended December 31,
	2011	2010	2009
Statutory federal income tax benefit – continuing operations	$(5)	$(56)	$(83)
Adjustment for nontaxable (income) loss of Host Inc. – continuing operations	(5)	25	43
State income tax provision, net	(1)	(5)	(3)
Uncertain tax positions benefit	—	—	(7)
Foreign income tax provision	10	5	11

Income tax benefit – continuing operations	$(1)	$(31)	$(39)

Unrecognized Tax Benefits Reconciliation

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	2011	2010
Balance at January 1	$5	$5
Reductions due to expiration of certain statutes of limitation	—	—
Other increases (decreases)	—	—

Balance at December 31	$5	$5

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Other Revenue and Other Property-Level Expenses

The chart below details the other revenue and other property-level expenses related to the HPT properties (in millions):

	Year ended December 31,
	2011	2010
Hotel sales revenue	$214	$123
Rental revenue	7	44

Total HPT revenue	$221	$167

Property-level expenses	$159	$96
Rental expense	68	84

Total HPT expenses	$227	$180

Future Minimum Annual Rental Commitments Required Under Non-Cancelable Leases

The following table presents the future minimum annual rental commitments required under non-cancelable leases for which we are the lessee (in millions):

	As of December 31, 2011
	Capital Leases	Operating Leases
2012	$1	$113
2013	1	45
2014	—	43
2015	—	41
2016	—	39
Thereafter	—	1,379

Total minimum lease payments	$2	$1,660

Rent Expense

Rent expense is included in the other property-level expenses line item and consists of (in millions):

	Year ended December 31,
	2011	2010	2009
Minimum rentals on operating leases	$114	$128	$122
Additional rentals based on sales	26	19	23
Rental payments based on real estate tax assessments	22	21	19
Less: sublease rentals	(3)	(44)	(83)

	$159	$124	$81

Employee Stock Plans (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values for the Awards Below are Based on the Fair Value at the Respective Transaction Dates, as the Awards are Classified as Liability Awards

The following table is a summary of the status of our senior executive plans for the three years ended December 31, 2011. The fair values for the awards below are based on the fair value at the respective transaction dates, as the awards are classified as liability awards.

	Year ended December 31,
	2011		2010		2009
	Shares (in millions)	Fair Value (per share)	Shares (in millions)	Fair Value (per share)	Shares (in millions)	Fair Value (per share)
Balance, at beginning of year	3.7	$11	5.6	$7	0.1	$7
Granted	0.1	17	0.3	17	7.2	9
Vested (1)	(1.3)	15	(1.9)	18	(1.6)	11
Forfeited/expired	(2.5)	15	(0.3)	11	(0.1)	7

Balance, at end of year	—	—	3.7	11	5.6	7

Issued in calendar year (1)	1.1	15	0.8	11	0.1	7

(1)	Shares that vest at December 31 of each year are issued to the employees in the first quarter of the following year, although the requisite service period is complete. Accordingly, the 1.1 million shares issued in 2011 include shares vested at December 31, 2010, after adjusting for shares withheld to meet employee tax requirements. The shares withheld for employee tax requirements were valued at $15.4 million, $6.9 million and $0.6 million, for 2011, 2010 and 2009, respectively.

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Revenues, Income Before Taxes, and Gain on Dispositions, Net of Tax in Discontinued Operations

The following table summarizes the revenues, loss before taxes, and the gain (loss) on dispositions, net of tax, of the hotels which have been reclassified to discontinued operations, which includes assets held for sale and the results of sold hotels prior to their disposition for the periods presented (in millions):

	Year ended December 31,
	2011	2010	2009
Revenues	$46	$50	$113
Loss before taxes	—	(3)	(88)
Gain (loss) on disposals, net of tax	—	(2)	26

Net Loss Attributable to Host Inc.

Net loss attributable to Host Inc. is allocated between continuing and discontinued operations as follows (in millions):

	Year ended December 31,
	2011	2010	2009
Loss from continuing operations, net of tax	$(15)	$(126)	$(192)
Discontinued operations, net of tax	—	(4)	(60)

Net loss attributable to Host Hotels & Resorts, Inc.	$(15)	$(130)	$(252)

Net Loss Attributable to Host L.P.

Net loss attributable to Host L.P. is allocated between continuing and discontinued operations as follows (in millions):

	Year ended December 31,
	2011	2010	2009
Loss from continuing operations, net of tax	$(15)	$(128)	$(196)
Discontinued operations, net of tax	—	(4)	(61)

Net loss attributable to Host Hotels & Resorts, L.P.	$(15)	$(132)	$(257)

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Fair Value of the Assets Acquired and Liabilities Assumed in Acquisitions

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed in our 2011 and 2010 acquisitions (in millions):

	As of December 31,
	2011	2010
Property and equipment	$1,174	$557
Goodwill	—	13
Intangible asset	7	—
Deferred tax asset	10	17
Restricted cash, FF&E reserve and other assets	20	24

Total assets	$1,211	$611

Mortgage debt	$(86)	$(168)
Capital lease obligation	—	(58)
Deferred tax liability	(13)	(30)
Other liabilities	(6)	(13)

Net assets acquired	$1,106	$342

Summary of Unaudited Consolidated Pro Forma Results of Operations

Our summarized unaudited consolidated pro forma results of operations, assuming the 2011 and 2010 acquisitions occurred on January 1, 2010 and excluding the acquisition costs discussed above, are as follows (in millions, except per share and per unit amounts):

	Year ended December 31,
	2011	2010
Revenues	$5,021	$4,754
Income (loss) from continuing operations	2	(118)
Net income (loss)	2	(122)

Host Inc.:
Net income (loss) available to common shareholders	$3	$(128)
Basic earnings (loss) per common share:
Continuing operations	$—	$(.19)
Discontinued operations	—	(.01)

Basic earnings (loss) per common share	$—	$(.20)

Diluted earnings (loss) per common share:
Continuing operations	$—	$(.19)
Discontinued operations	—	(.01)

Diluted earnings (loss) per common share	$—	$(.20)

Host L.P.:
Net income (loss) available to common unitholders	$3	$(130)
Basic earnings (loss) per common unit:
Continuing operations	$—	$(.20)
Discontinued operations	—	—

Basic earnings (loss) per common unit	$—	$(.20)

Diluted earnings (loss) per common unit:
Continuing operations	$—	$(.20)
Discontinued operations	—	—

Diluted earnings (loss) per common unit	$—	$(.20)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Assets and Liabilities

The following table details the fair value of our financial assets and liabilities that are required to be measured at fair value on a recurring basis, as well as non-recurring fair value measurements that we completed during 2011 (there were none in 2010) due to the impairment of non-financial assets (in millions):

		Fair Value at Measurement Date Using
	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fair Value Measurements on a Recurring Basis:
Interest rate swap derivatives (1)	$6.7	$—	$6.7	$—
Forward currency sale contracts (1)	10.8	—	10.8	—
Fair Value Measurements on a Non- recurring Basis:
Impaired hotel properties held and used (2)	5	—	5	—
Impaired hotel properties sold (2)	—	—	6	—

		Fair Value at Measurement Date Using
	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fair Value Measurements on a Recurring Basis:
Interest rate swap derivatives (1)	$10.6	$—	$10.6	$—
Forward currency sale contracts (1)	6.9	—	6.9	—

(1)	These derivative contracts have been designated as hedging instruments.
(2)	The fair value measurements are as of the measurement date of the impairment and may not reflect the book value as of December 31, 2011 and 2010, respectively.

Foreign Currency Forwards Purchase Contracts

The following table summarizes our foreign currency sale contracts (in millions):

Transaction Date Range	Total Transaction Amount in Foreign Currency		Total Transaction Amount in Dollars	Forward Purchase Date Range	Fair Value As of December 31,		Change in Fair Value Year ended December 31,
					2011	2010	2011	2010
February 2008-July 2011		€100	$140	October 2012- August 2015	$8.8	$6.9	$1.9	$5.2
July 2011	NZ$	30	$25	August 2013	$1.9	$—	$1.9	$—

Fair Value of Certain Financial Assets and Liabilities and Other Financial Instruments

The fair value of certain financial assets and liabilities and other financial instruments are shown below (in millions):

	As of December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Mortgage notes	$65	$76	$55	$77
Financial liabilities
Senior notes	3,641	3,772	3,093	3,200
Exchangeable Senior Debentures	902	1,076	1,156	1,471
Credit facility	117	117	58	58
Mortgage debt and other, net of capital leases	1,091	1,114	1,110	1,107

Geographic and Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Revenues and Long-Lived Assets by Geographical Area

The following table presents revenues and long-lived assets for each of the geographical areas in which we operate (in millions):

	2011		2010		2009
	Revenues	Property and Equipment, net	Revenues	Property and Equipment, net	Revenues	Property and Equipment, net
United States	$4,681	$10,874	$4,209	$10,095	$3,965	$10,013
Australia	27	136	—	—	—	—
Brazil	33	42	8	48	—	—
Canada	115	126	109	131	96	135
Chile	28	58	29	56	25	53
Mexico	24	23	21	29	17	30
New Zealand	32	124	—	—	—	—
United Kingdom	17	—	17	155	—	—

Total	$4,957	$11,383	$4,393	$10,514	$4,103	$10,231

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data
Quarterly Financial Data (unaudited)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share/unit amounts)
Host Hotels & Resorts, Inc.:
Revenues	$893	$1,286	$1,133	$1,645
Operating profit (loss)	(3)	152	54	117
Income (loss) from continuing operations	(60)	66	(36)	14
Loss from discontinued operations	—	(2)	1	2
Net income (loss)	(60)	64	(35)	16
Net income (loss) attributable to Host Hotels & Resorts, Inc.	(60)	62	(33)	17
Net income (loss) available to common stockholders	(60)	62	(33)	17
Basic income (loss) per common share:
Continuing operations	(.09)	.09	(.05)	.02
Discontinued operations	—	—	—	—
Net income (loss)	(.09)	.09	(.05)	.02
Diluted income (loss) per common share:
Continuing operations	(.09)	.09	(.05)	.02
Discontinued operations	—	—	—	—
Net income (loss)	(.09)	.09	(.05)	.02
Host Hotels & Resorts, L.P.(1):
Net income (loss) attributable to Host Hotels & Resorts, L.P.	(61)	63	(34)	17
Net income (loss) available to common unitholders	(61)	63	(34)	17
Basic income (loss) per common unit:
Continuing operations	(.09)	.09	(.05)	.02
Discontinued operations	—	—	—	—
Net income (loss)	(.09)	.09	(.05)	.02
Diluted income (loss) per common unit:
Continuing operations	(.09)	.09	(.05)	.02
Discontinued operations	—	—	—	—
Net income (loss)	(.09)	.09	(.05)	.02

	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share/unit amounts)
Host Hotels & Resorts, Inc.:
Revenues	$814	$1,104	$995	$1,480
Operating profit (loss)	(1)	110	23	91
Income (loss) from continuing operations	(82)	20	(61)	(5)
Loss from discontinued operations	(2)	(1)	—	(1)
Net income (loss)	(84)	19	(61)	(6)
Net income (loss) attributable to Host Hotels & Resorts, Inc.	(84)	18	(58)	(6)
Net income (loss) available to common stockholders	(86)	12	(58)	(6)
Basic income (loss) per common share:
Continuing operations	(.13)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.13)	.02	(.09)	(.01)
Diluted income (loss) per common share:
Continuing operations	(.13)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.13)	.02	(.09)	(.01)
Host Hotels & Resorts, L.P.(1):
Net income (loss) attributable to Host Hotels & Resorts, L.P.	(85)	18	(59)	(6)
Net income (loss) available to common unitholders	(87)	12	(59)	(6)
Basic income (loss) per common unit:
Continuing operations	(.14)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.14)	.02	(.09)	(.01)
Diluted income (loss) per common unit:
Continuing operations	(.14)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.14)	.02	(.09)	(.01)

(1)	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.

Supplemental Schedule of Noncash Investing and Financing Activities (HOST HOTELS & RESORTS, INC) - Additional Information (Detail) In Millions, unless otherwise specified	Apr. 29, 2011 Hilton Melbourne South Wharf USD ($)	Apr. 29, 2011 Hilton Melbourne South Wharf AUD	Jun. 27, 2011 Le Meridien Piccadilly European Joint Venture USD ($)	Jun. 27, 2011 Le Meridien Piccadilly European Joint Venture GBP (£)	Sep. 02, 2010 W New York Union Square USD ($)	Dec. 18, 2009 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2011 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS, INC. USD ($)	Jun. 30, 2011 HOST HOTELS & RESORTS, INC. Exchangeable Senior Debentures 3.25 Percent USD ($)	Apr. 29, 2011 HOST HOTELS & RESORTS, INC. Hilton Melbourne South Wharf USD ($)	Apr. 29, 2011 HOST HOTELS & RESORTS, INC. Hilton Melbourne South Wharf AUD	Mar. 17, 2011 HOST HOTELS & RESORTS, INC. Manchester Grand Hyatt San Diego Common Units USD ($) PartnershipUnit	Jun. 28, 2011 HOST HOTELS & RESORTS, INC. Le Meridien Piccadilly European Joint Venture USD ($)	Jun. 28, 2011 HOST HOTELS & RESORTS, INC. Le Meridien Piccadilly European Joint Venture GBP (£)	Jun. 28, 2011 HOST HOTELS & RESORTS, INC. Secondary Fund European Joint Venture	Sep. 02, 2010 HOST HOTELS & RESORTS, INC. W New York Union Square USD ($)
Schedule of Cash Flow, Supplemental [Line Items]
Shares issued for converted units, shares							0.3	1.2	3.4
Value of shares issued							$ 5	$ 15	$ 18
Value of debentures converted to equity										134
Debt interest rate										3.25%
Debt converted into shares of Host Inc. common stock										8.8
Property transfer price			102	64										102	64
Mortgage debt assumed			52	32										52	32
Capital lease transferred														61	38
Host's limited partner interest																33.40%
Proceeds from transfer of Le Meridien Piccadilly to the Euro JV Fund II							40							40	25
Ownership percentage acquired					90.00%						75.00%	75.00%					90.00%
Mortgage debt assumed in connection with acquisition	86	80			115						86	80
OP Units exchanged for ownership right, units													300,000
OP Units exchanged for ownership right, value													6
Mortgage debt assumed in connection with acquisition																	115
Fair value of mortgage debt assumed in acquisition					119												119
Other liabilities					8.5												8.5
Common stock dividends paid in shares (shares)						13.4
Common stock dividends - value						$ 140

Supplemental Schedule of Noncash Investing and Financing Activities (HOST HOTELS & RESORTS, L.P.) - Additional Information (Detail) In Millions, unless otherwise specified	Apr. 29, 2011 Hilton Melbourne South Wharf USD ($)	Apr. 29, 2011 Hilton Melbourne South Wharf AUD	Sep. 02, 2010 W New York Union Square USD ($)	Dec. 31, 2011 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS L.P. USD ($)	Jun. 28, 2011 HOST HOTELS & RESORTS L.P. Secondary Fund	Apr. 29, 2011 HOST HOTELS & RESORTS L.P. Hilton Melbourne South Wharf USD ($)	Apr. 29, 2011 HOST HOTELS & RESORTS L.P. Hilton Melbourne South Wharf AUD	Mar. 17, 2011 HOST HOTELS & RESORTS L.P. Manchester Grand Hyatt San Diego Common Units USD ($) PartnershipUnit	Jun. 28, 2011 HOST HOTELS & RESORTS L.P. Le Meridien Piccadilly USD ($)	Jun. 28, 2011 HOST HOTELS & RESORTS L.P. Le Meridien Piccadilly GBP (£)	Sep. 02, 2010 HOST HOTELS & RESORTS L.P. W New York Union Square USD ($)	Jun. 30, 2011 HOST HOTELS & RESORTS L.P. Exchangeable Senior Debentures 3.25 Percent USD ($)
Cash Flow Supplemental Disclosures [Line Items]
Common operating partnership units, value				$ 5	$ 15	$ 18
Shares issued for converted units, shares				0.3	1.2	3.4
Value of debentures converted to equity														134
Debt interest rate														3.25%
Debt converted into shares of Host Inc. common stock														8.8
Property transfer price											102	64
Mortgage debt assumed											52	32
Capital lease transferred											61	38
Host's limited partner interest							33.40%
Proceeds from transfer of Le Meridien Piccadilly to the Euro JV Fund II				40							40	25
Ownership percentage acquired			90.00%					75.00%	75.00%				90.00%
Mortgage debt assumed in connection with acquisition	86	80	115					86	80				115
OP Units exchanged for ownership right, units										300,000
OP Units exchanged for ownership right, value										6
Mortgage debt at fair value, premium			119										119
Other liabilities			$ 8.5										$ 8.5

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Property Entity Contract Room	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Number of rooms	1,750
Equity investment, percentage ownership acquired	36.00%
Number of properties to be developed with Accor and InterGlobe with agreement	7
Percentage of property revenue allocated for renewal and replacement capital expenditures	5.00%
Impairment charges	$ 8
Number of impaired assets	2
Number of properties disposed	1
Number of majority-owned partnerships that have third-party, non-controlling ownership interests that have been consolidated	5
Number of majority-owned partnerships that have third-party, non-controlling ownership interests with finite lives	3
Non-controlling interests in outside partnerships	36	29
Net (income) loss attributable to non-controlling interests outside partnerships	(1)	0.4	(1)
Net income (loss) attributable to non-controlling interests, Host Inc.		(2)	(5)
Stock-based employee compensation plans	2
Exposure risk related for derivative contracts	22
Amount of borrowing capacity currently available under the credit facility	883
European Joint Venture
Significant Accounting Policies [Line Items]
Number of luxury and upper-upscale, hotel lodging properties	13
Number of rooms	4,200
Asian Joint Venture
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	25.00%
United States
Significant Accounting Policies [Line Items]
Number of luxury and upper-upscale, hotel lodging properties	105
Number of rooms	60,700
Outside United States
Significant Accounting Policies [Line Items]
Number of luxury and upper-upscale, hotel lodging properties	16
Number of rooms	4,300
Lower Limit
Significant Accounting Policies [Line Items]
Majority-owned partnerships with manditorily redeemable non-controlling interests, finite life (years)	99 years
Majority-owned partnerships with manditorily redeemable non-controlling interests, termination year	2081
Upper Limit
Significant Accounting Policies [Line Items]
Majority-owned partnerships with manditorily redeemable non-controlling interests, finite life (years)	100 years
Majority-owned partnerships with manditorily redeemable non-controlling interests, termination year	2095
HOST HOTELS & RESORTS, INC.
Significant Accounting Policies [Line Items]
Percentage of the common OP Units	98.50%
Non-controlling interests in outside partnerships	36	29
Net income (loss) attributable to non-controlling interests, Host Inc.	(1)	(2)	(6)
HOST HOTELS & RESORTS L.P.
Significant Accounting Policies [Line Items]
OP units conversion basis		One OP unit now may be exchanged into 1.021494 shares of Host common stock
Net income (loss) attributable to non-controlling interests, Host Inc.	(1)		(1)
Portion at Fair Value, Fair Value Disclosure
Significant Accounting Policies [Line Items]
Non-controlling interests in outside partnerships	$ 67	$ 65
Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated useful lives, maximum (in years)	3

Historical Cost and Redemption Values for the Non-Controlling Interests (Detail) (HOST HOTELS & RESORTS L.P., USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
HOST HOTELS & RESORTS L.P.
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
OP units outstanding	10,500,000		10,500,000
Market price per Host Inc. common share	$ 14.77		$ 17.87
Shares issuable upon conversion of one OP unit	1.021494		1.021494
Redemption value	$ 158		$ 191
Historical cost	102		101
Book value	$ 158	[1]	$ 191	[1]

[1]	The book value recorded is equal to the greater of the redemption value or the historical cost.

Components of Total Accumulated Other Comprehensive Income in the Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain on forward currency contracts	$ 11	$ 7
Loss on interest rate swap cash flow hedges	(3)
Foreign currency translation	(9)	18
Total accumulated other comprehensive income (loss)	$ (1)	$ 25

Host Inc Earnings (Loss) Per Common Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 09, 2011	Jun. 17, 2011	Mar. 25, 2011	Sep. 10, 2010	Jun. 18, 2010	Mar. 26, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net loss attributable to non-controlling interests											$ 2		$ 5
HOST HOTELS & RESORTS, INC.
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
NET LOSS	(35)	64	(60)	(61)	19	(84)	16	(6)	(16)		(132)		(258)
Net loss attributable to non-controlling interests									1		2		6
Dividends on preferred stock											(4)		(9)
Issuance costs of redeemed preferred stock											(4)	[1]
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	(33)	62	(60)	(58)	12	(86)	17	(6)	(15)		(138)		(261)
Assuming deduction of gain recognized for the repurchase of 2004 Debentures													(2)	[2]
Diluted loss available to common stockholders									$ (15)		$ (138)		$ (263)
Basic weighted average shares outstanding									693		656.1		586.3
Assuming weighted average shares for the repurchased 2004 Debentures													0.9
Diluted weighted average shares outstanding									693	[3]	656.1	[3]	587.2	[3]
Basic loss per share	$ (0.05)	$ 0.09	$ (0.09)	$ (0.09)	$ 0.02	$ (0.13)	$ 0.02	$ (0.01)	$ (0.02)		$ (0.21)		$ (0.45)
Diluted loss per share	$ (0.05)	$ 0.09	$ (0.09)	$ (0.09)	$ 0.02	$ (0.13)	$ 0.02	$ (0.01)	$ (0.02)		$ (0.21)		$ (0.45)

[1]	Represents the original issuance costs associated with the Class E preferred stock, which stock was redeemed during 2010.
[2]	During 2009, we repurchased $75 million face amount of our $500 million 3 1/4% exchangeable senior debentures (the "2004 Debentures") with a carrying value of $72 million for approximately $69 million. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009. The 2004 Debentures repurchased during 2009 are treated as having been converted to Host Inc. common stock equivalents at the start of the period. Accordingly, the 2009 adjustments to net income related to the repurchased 2004 Debentures include a $3 million gain, net of interest expense on the repurchased debentures.
[3]	There are 47 million, 53 million and 51 million potentially dilutive shares for our exchangeable senior debentures and shares granted under comprehensive stock plans which were not included in the computation of diluted EPS as of December 31, 2011, 2010 and 2009, respectively, because to do so would have been anti-dilutive for the period. See Note 4 "Debt" for the terms and conditions of our exchangeable senior debentures and Note 8 "Employee Stock Plans" for the terms and conditions of our comprehensive stock plans.

Host Inc Earnings (Loss) Per Common Share (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 22, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Debt carrying value		$ 5,814
Gain(loss) on extinguishment of debt	(8)	(4)	[1]	(1)	[1]	2	[2]
HOST HOTELS & RESORTS, INC.
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Amount paid for repurchased Debt		404		821		139
Gain(loss) on extinguishment of debt		(4)		(1)		5
Anti-dilutive shares which were not included in the computation of diluted EPS		47		53		51
HOST HOTELS & RESORTS, INC. | Exchangeable Senior Debentures 3.25 Percent
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Face amount of debt						500
HOST HOTELS & RESORTS, INC. | Repurchased Amount | Exchangeable Senior Debentures 3.25 Percent
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Face amount of debt						75
Debt carrying value						72
Amount paid for repurchased Debt						69
Gain(loss) on extinguishment of debt						$ 3

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.

Host LP Earnings (Loss) Per Common Unit (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												4 Months Ended				12 Months Ended
	Sep. 09, 2011		Jun. 17, 2011		Mar. 25, 2011		Sep. 10, 2010		Jun. 18, 2010		Mar. 26, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 PartnershipUnit		Dec. 31, 2010 PartnershipUnit		Dec. 31, 2009 PartnershipUnit
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net loss attributable to non-controlling interests																			$ 2		$ 5
HOST HOTELS & RESORTS L.P.
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
NET LOSS																	(16)		(132)		(258)
Net loss attributable to non-controlling interests																	1				1
Distributions on preferred units																			(4)		(9)
Issuance costs of redeemed preferred units																			(4)	[1]
NET LOSS AVAILABLE TO COMMON UNITHOLDERS	(34)	[2]	63	[2]	(61)	[2]	(59)	[2]	12	[2]	(87)	[2]	17	[2]	(6)	[2]	(15)		(140)		(266)
Assuming deduction of gain recognized for the repurchase of 2004 Debentures																					(2)	[3]
Diluted loss available to common unitholders																	$ (15)		$ (140)		$ (268)
Basic weighted average units outstanding																	688,900,000		653,000,000		598,300,000
Assuming weighted average units for the repurchased 2004 Debentures																					900,000
Diluted weighted average units outstanding																	688,900,000	[4]	653,000,000	[4]	599,200,000	[4]
Basic loss per unit	(0.05)	[2]	0.09	[2]	(0.09)	[2]	(0.09)	[2]	0.02	[2]	(0.14)	[2]	0.02	[2]	(0.01)	[2]	(0.02)		(0.21)		(0.44)
Diluted loss per unit	(0.05)	[2]	0.09	[2]	(0.09)	[2]	(0.09)	[2]	0.02	[2]	(0.14)	[2]	0.02	[2]	(0.01)	[2]	(0.02)		(0.21)		(0.45)

[1]	Represents the original issuance costs associated with the Class E preferred OP units, which units were redeemed during 2010.
[2]	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.
[3]	During 2009, we repurchased $75 million face amount of our $500 million 3 1/4% exchangeable senior debentures (the "2004 Debentures") with a carrying value of $72 million for approximately $69 million. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009. The 2004 Debentures repurchased during 2009 are treated as having been converted to common unit equivalents at the start of the period. Accordingly, the 2009 adjustment to net income related to the repurchased 2004 Debentures include a $3 million gain, net of interest expense on the repurchased debentures.
[4]	There are 46 million, 51 million and 50 million potentially dilutive units for our exchangeable senior debentures and for units distributable to Host Inc. for Host Inc. shares granted under comprehensive stock plans which were not included in the computation of diluted earnings per unit as of December 31, 2011, 2010 and 2009, respectively, because to do so would have been anti-dilutive for the period. See Note 4 "Debt" for the terms and conditions of our Exchangeable Senior Debentures and Note 8 "Employee Stock Plans" for the terms and conditions of Host Inc.'s comprehensive stock plans.

Host LP Earnings (Loss) Per Common Unit (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 22, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Debt carrying value		$ 5,814
Gain(loss) on extinguishment of debt	(8)	(4)	[1]	(1)	[1]	2	[2]
HOST HOTELS & RESORTS L.P.
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Amount paid for repurchased Debt		404		821		139
Gain(loss) on extinguishment of debt		(4)		(1)		5
Anti-dilutive units which were not included in the computation of diluted earnings per unit		46		51		50
HOST HOTELS & RESORTS L.P. | Exchangeable Senior Debentures 3.25 Percent
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Face amount of debt						500
HOST HOTELS & RESORTS L.P. | Repurchased Amount | Exchangeable Senior Debentures 3.25 Percent
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Face amount of debt						75
Debt carrying value						72
Amount paid for repurchased Debt						69
Gain(loss) on extinguishment of debt						$ 3

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.

Summary of Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 1,852	$ 1,669
Buildings and leasehold improvements	13,168	12,080
Furniture and equipment	2,079	1,895
Construction in progress	196	168
Property, Plant and Equipment, Gross, Total	17,295	15,812
Less accumulated depreciation and amortization	(5,912)	(5,298)
Property and equipment, net	$ 11,383	$ 10,514	$ 10,231

Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Property, Plant, and Equipment Disclosure [Line Items]
Cost of real estate for federal income tax purposes	$ 10,570

Summary of Investments in Affiliates (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Asia Pacific Hospitality Venture Pte Ltd	Dec. 31, 2010 Asia Pacific Hospitality Venture Pte Ltd	Dec. 31, 2010 HHR Euro CV	Dec. 31, 2011 HHR Euro CV Fund I	Dec. 31, 2011 HHR Euro CV Fund II	Dec. 31, 2010 Tiburon Golf Ventures LP	Sep. 30, 2011 Tiburon Golf Ventures LP
Schedule of Investments [Line Items]
Ownership Interests			25.00%	25.00%	32.10%	32.10%	33.40%	49.00%	51.00%
Our Investment	$ 197	$ 148	$ 15	$ (1)	$ 135	$ 141	$ 41	$ 14
Debt	$ 1,018	$ 945			$ 945	$ 899	$ 119
Assets			36% interest in the development of seven hotels in India	None	Eleven hotels located in Europe	Eleven hotels in Europe	Two hotels in Europe	36-hole golf club

Investments in Affiliates - Additional Information (Detail)	12 Months Ended		1 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended												1 Months Ended					12 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($) Property Room	Dec. 31, 2010 USD ($)	Sep. 30, 2011 Pullman Bercy, Paris USD ($)	Sep. 30, 2011 Pullman Bercy, Paris EUR (€) Room	Sep. 30, 2011 Limited Partner	Jul. 22, 2010 Le Meridien Piccadilly Room	Dec. 31, 2011 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2011 Asian Joint Venture USD ($) Year	Jun. 27, 2011 European Joint Venture EUR (€)	Dec. 31, 2011 European Joint Venture USD ($)	Dec. 31, 2011 European Joint Venture EUR (€)	Dec. 31, 2010 European Joint Venture USD ($)	Dec. 31, 2009 European Joint Venture USD ($)	Dec. 31, 2011 European Joint Venture Fund I USD ($)	Dec. 31, 2011 European Joint Venture Fund I EUR (€)	Dec. 31, 2011 European Joint Venture Fund II USD ($)	Dec. 31, 2011 European Joint Venture Fund II EUR (€)	Dec. 31, 2011 European Joint Venture Forward currency purchase contracts USD ($) Contract	Dec. 31, 2010 European Joint Venture Forward currency purchase contracts USD ($)	Jun. 27, 2011 European Joint Venture Prior Agreement	Jun. 27, 2011 European Joint Venture After Amendment	Jun. 27, 2011 European Joint Venture Le Meridien Piccadilly USD ($)	Jun. 27, 2011 European Joint Venture Le Meridien Piccadilly GBP (£)	Dec. 31, 2011 European Joint Venture 2013 Senior Notes Hotel	Dec. 31, 2010 European Joint Venture 2013 Senior Notes Group Seven EUR (€)	Dec. 31, 2010 European Joint Venture 2013 Senior Notes Group Eight GBP (£)	Dec. 31, 2010 European Joint Venture 2013 Senior Notes Group Nine EUR (€) Contract	Dec. 31, 2011 European Joint Venture HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2011 European Joint Venture HOST HOTELS & RESORTS, INC. EUR (€)	Jun. 28, 2011 European Joint Venture HOST HOTELS & RESORTS, INC. Le Meridien Piccadilly USD ($)	Jun. 28, 2011 European Joint Venture HOST HOTELS & RESORTS, INC. Le Meridien Piccadilly GBP (£)	Sep. 30, 2011 Tiburon Golf Ventures LP USD ($)	Dec. 31, 2010 Tiburon Golf Ventures LP USD ($)
Schedule of Investments [Line Items]
Host's general partner interest											0.10%					32.10%	32.10%	33.40%	33.40%
Aggregate size of Euro JV												$ 1,700,000,000	€ 1,300,000,000
Investment in joint venture	197,000,000	148,000,000					197,000,000	148,000,000								141,000,000	109,000,000	41,000,000	31,000,000											182,000,000	140,000,000				14,000,000
Management fees												11,000,000		5,000,000	6,000,000
Partners contribution													487,000,000
Percentage of total equity commitment funded												90.00%	90.00%
Host's limited partner interest											33.30%
Fund target size, new equity											450,000,000
Fund investment potential											1,000,000,000
Property transfer price																								102,000,000	64,000,000							102,000,000	64,000,000
Mortgage debt assumed				52,600,000																				52,000,000	32,000,000							52,000,000	32,000,000
Term of joint venture																						2016	2021
Extensions subject to partner approval											Two one-year extensions
Number of rooms	1,750		396	396		266
Acquisition purchase price				96,000,000
Acquisition costs	5,000,000	8,000,000		6,000,000
Cash contribution for acquisition			20,000,000	15,000,000			13,300,000			53,000,000
Renovation cost				9,000,000
Mortgage debt principal	1,018,000,000	945,000,000											786,000,000														341,000,000	32,000,000	53,000,000
Number of hotels																										6
Number of renewal options																													2
Extension period																													1 year
Foreign currency forward purchase contract																				5
Hedged amount of our net investment in the European joint venture												140,000,000	100,000,000
Change in fair value of derivative instruments							1,000,000	5,000,000	(4,000,000)											2,000,000	5,000,000
Value of forward contracts																				9,000,000
Equity investment, percentage ownership acquired					100.00%					25.00%																								51.00%	49.00%
Initial term of entity										7
Commitment amount to acquire a 36% interest of a joint venture	65,000,000
Equity investment, percentage ownership acquired	36.00%
Number of properties to be developed with Accor and InterGlobe with agreement	7
Period in which first two hotel is expected to open	March 2012
Equity investment acquired																																		$ 11,000,000

Combined Summarized Balance Sheet Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Property and equipment, net	$ 1,506	$ 1,376
Other assets	205	132
Total assets	1,711	1,508
Debt	1,018	945
Other liabilities	109	142
Equity	584	421
Total liabilities and equity	$ 1,711	$ 1,508

Combined Summarized Operating Results For Affiliates (Detail) (Other Investments, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Investments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues	$ 381	$ 291	$ 360
Expenses	(294)	(218)	(274)
Depreciation and amortization	(46)	(41)	(39)
Operating profit	41	32	47
Interest income			3
Interest expense	(43)	(44)	(53)
Net loss	$ (2)	$ (12)	$ (3)

Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Senior Notes	$ 4,543		$ 4,249
Credit facility	117		58
Mortgage debt (non-recourse) secured by $1.0 billion and $1.1 billion of real estate assets, with an average interest rate of 5.0% and 4.7% at December 31, 2011 and 2010, maturing through December 2023	1,006	[1]	1,025	[1]
Other	87		145
Total debt	5,753		5,477
Series K Senior Notes 7.125 Percent Due November 2013
Senior Notes			250
Series O Senior Notes 6.375 Percent Due March 2015
Senior Notes	650		650
Series Q Senior Notes 6.75 Percent Due June 2016
Senior Notes	800		800
Series S Senior Notes 6.875 Percent Due November 2014
Senior Notes	498		498
Series T Senior Notes 9 Percent Due May 2017
Senior Notes	390		388
Series V Senior Notes 6 Percent Due November 2020
Senior Notes	500		500
Series W Senior Notes 5.875 Percent Due June 15, 2019
Senior Notes	496
Series Y Senior Notes 6 Percent Due October 2021
Senior Notes	300
Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024
Senior Notes	175		325
Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027
Senior Notes	385		502
Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029
Senior Notes	342		329
Senior Notes 10.0 Percent Due May 2012
Senior Notes	$ 7		$ 7

[1]	The amount of the assets stated above securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.

Debt (Parenthetical) (Detail) (Mortgages, USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Mortgages
Real estate assets use to secure mortgage debt	$ 1	$ 1.1
Average interest rate	5.00%	4.70%
Debt maturity date	Dec 31, 2023

Debt - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended								1 Months Ended										12 Months Ended		12 Months Ended					12 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended	4 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended
	Mar. 22, 2012 USD ($)	Nov. 30, 2011	Dec. 31, 2011 USD ($) Entity		Dec. 31, 2010 USD ($)		Dec. 31, 2009 USD ($)		Nov. 22, 2011 USD ($)	Mar. 01, 2011 Canada Hotel	Mar. 01, 2011 Canada Bankers Acceptance USD ($)	Mar. 01, 2011 Canada Bankers Acceptance CAD	Jun. 28, 2011 Le Meridien Piccadilly USD ($)	Jun. 28, 2011 Le Meridien Piccadilly GBP (£)	Jul. 20, 2010 Le Meridien Piccadilly USD ($)	Jul. 20, 2010 Le Meridien Piccadilly GBP (£)	May 12, 2011 Hilton Melbourne South Wharf USD ($)	Apr. 26, 2011 Hilton Melbourne South Wharf USD ($)	Dec. 31, 2011 Hilton Melbourne South Wharf	Apr. 30, 2011 Hilton Melbourne South Wharf USD ($)	Dec. 31, 2011 Upper Limit	Dec. 31, 2011 Upper Limit Credit Facility	Dec. 31, 2011 Lower Limit	Dec. 31, 2011 Lower Limit Credit Facility	Nov. 22, 2011 Foreign Currency Borrowings USD ($)	Nov. 22, 2011 Swingline Loans USD ($)	Nov. 22, 2011 Letter of Credit USD ($)	Dec. 31, 2011 LIBOR	Dec. 31, 2011 LIBOR Upper Limit Credit Facility	Dec. 31, 2011 LIBOR Lower Limit Credit Facility	Dec. 31, 2011 Senior Notes USD ($)	Dec. 31, 2010 Senior Notes USD ($)	Jan. 20, 2010 Series M Senior Notes 7 Percent Due August 2012 USD ($)	Dec. 31, 2011 Debt Covenant	Dec. 31, 2011 Mortgages	Mar. 01, 2011 Mortgages Canada USD ($)	Mar. 01, 2011 Mortgages Canada CAD	Nov. 30, 2011 Series Y Senior Notes 6 Percent Due October 2021 USD ($)	Aug. 31, 2011 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027 USD ($)	Dec. 31, 2011 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027 USD ($)	Jun. 30, 2011 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024 USD ($)	Dec. 31, 2011 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024 USD ($)	May 31, 2011 Series W Senior Notes 5.875 Percent Due June 15, 2019 USD ($)	May 31, 2011 Series W Senior Notes 5.875 Percent Due June 15, 2019 Group Three USD ($)	May 31, 2011 Series W Senior Notes 5.875 Percent Due June 15, 2019 Group Four USD ($)	May 31, 2011 Series K Senior Notes 7.125 Percent Due November 2013 USD ($)	Nov. 30, 2010 Series K Senior Notes 7.125 Percent Due November 2013 USD ($)	Oct. 25, 2010 Series U Senior Notes 6 Percent Due November 1st 2020 USD ($)	Dec. 31, 2011 Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029 USD ($)	Dec. 31, 2011 Exchangeable Debentures USD ($)	Dec. 31, 2011 Covenant Requirement	Dec. 31, 2011 Covenant Requirement Lower Limit USD ($)	Dec. 31, 2011 Investment grade Upper Limit Credit Facility	Dec. 31, 2011 Investment grade Lower Limit Credit Facility	Feb. 28, 2012 Settlement of Debt Senior Notes Upper Limit USD ($)	Dec. 31, 2011 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2008 HOST HOTELS & RESORTS L.P. USD ($)	Dec. 31, 2011 HOST HOTELS & RESORTS L.P. Debt Covenant
Debt Disclosure [Line Items]
Face amount of debt																				$ 86											$ 4,600	$ 4,400						$ 300						$ 425	$ 75			$ 500
Unamortized Discount																															77	109
Procced from issuance of note																																						295					489					492
Senior Notes frequency of payment		Semi-annually
Repurchase of debt, face amount																																	346						138		150					250	475
Repurchase of debt, carrying value																																							134
Gain (loss) on redemption of debt	(8)		(4)	[1]	(1)	[1]	2	[2]																									(8)						(5)								(12)									(4)	(1)	5
Debt principal outstanding			5,814																																					388		175					725		400	963
Value of debentures converted to equity																																									134
Debt converted into shares of Host Inc. common stock																																									8.8
Debentures redeemed for cash																																									16
Premium on redemption																																														3
Debt issuance date																																								2007-03-23		2004-03-16							2009-12-22
Excess fair value over principal value																																																	25
Debt exchange description																																								At any time at which the closing price of Host Inc.'s common stock is more than 120% (for the 2004 Debentures) or 130% (for the 2007 and 2009 Debentures) of the exchange price per share for at least 20 of 30 consecutive trading days during certain periods or at any time up to two days prior to the date on which the Debentures have been called for redemption.		At any time at which the closing price of Host Inc.'s common stock is more than 120% (for the 2004 Debentures) or 130% (for the 2007 and 2009 Debentures) of the exchange price per share for at least 20 of 30 consecutive trading days during certain periods or at any time up to two days prior to the date on which the Debentures have been called for redemption.							At any time at which the closing price of Host Inc.'s common stock is more than 120% (for the 2004 Debentures) or 130% (for the 2007 and 2009 Debentures) of the exchange price per share for at least 20 of 30 consecutive trading days during certain periods or at any time up to two days prior to the date on which the Debentures have been called for redemption.
Effective interest rates of debt																																								6.50%		6.80%							6.90%
Equity carrying value of debentures																																																		247
Debt repurchase, authorized amount																																																							500
Aggregate borrowing capacity									1,000																500	100	100
Additional borrowing capacity									500
Repayment of line of credit													40	25			50																																							90		410
Draws on the line of credit											103	100			56	37		50																																						153	56
Repayment of debt																																				132	129
Number of hotels										4
Debt interest rate											2.18%	2.18%
Basis points											0.90%	0.90%							2.30%
Remaining borrowing capacity			883
Leverage ratio			4.8																			7.25												6																										6
Unsecured interest coverage ratio																								1.75
Fixed charge coverage ratio																								1.25
Debt instrument covenant description																																																			Additionally, total debt used in the calculation of our leverage ratio is based on a "net debt" concept, under which cash and cash equivalents in excess of $100 million are deducted from our total debt balance.
Cash and cash equivalents																																																				100				826	1,113	1,642	508
Line of credit interest terms			We pay interest on revolver borrowings under the credit facility at floating rates equal to LIBOR plus a margin (i) ranging from 175 to 275 basis points (depending on Host L.P.’s consolidated leverage ratio), or (ii) following the date on which Host L.P.’s long-term unsecured debt rating is investment grade and Host L.P. elects ratings-based pricing, ranging from 100 to 160 basis points (depending on Host LP’s unsecured long-term debt rating). Based on our leverage ratio at December 31, 2011 of 4.8x, we would be able to borrow at a rate of LIBOR plus 200 basis points. While we are using leverage-based pricing, to the extent that amounts under the credit facility remain unused, we pay a quarterly commitment fee on the unused portion of the loan commitment of 25 to 35 basis points, depending on our average revolver usage during the applicable period.
Interest rate margin																													2.75%	1.75%
Unsecured debt instrument interest rate stated percentage																																																					1.60%	1.00%
Basis points over index on available credit																												2.00%
Line of credit commitment fee			To the extent that amounts under the credit facility remain unused, we pay a quarterly commitment fee on the unused portion of the loan commitment of 25 to 35 basis points, depending on our average revolver usage during the applicable period.
Commitment fee minimum			0.25%
Commitment fee maximum			0.35%
Facility fee																					0.40%		0.15%
Assets that are secured by mortgage debt			14
Average interest rate																																			5.00%
Debt covenant compliance																																			We are in compliance with the covenants under all of our mortgage debt obligations.
Amortization of property and equipment under capital leases			$ 3		$ 1		$ 1

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.

Outstanding Debentures (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Debt Instrument [Line Items]
Outstanding principal amount	$ 5,814
Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029
Debt Instrument [Line Items]
Maturity date	Oct 15, 2029
Next put option date	Oct 15, 2015
Redemption date	Oct 20, 2015
Outstanding principal amount	400
Current exchange rate for each $1,000 of principal	71.9264
Current equivalent exchange price	$ 13.9
Exchangeable share equivalents (in shares)	28.8
Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027
Debt Instrument [Line Items]
Maturity date	Apr 15, 2027
Next put option date	Apr 15, 2012
Redemption date	Apr 20, 2012
Outstanding principal amount	388
Current exchange rate for each $1,000 of principal	32.0239
Current equivalent exchange price	$ 31.23
Exchangeable share equivalents (in shares)	12.4
Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024
Debt Instrument [Line Items]
Maturity date	Apr 15, 2024
Next put option date	Apr 15, 2014
Redemption date	Apr 19, 2009
Outstanding principal amount	175
Current exchange rate for each $1,000 of principal	65.5744
Current equivalent exchange price	$ 15.25
Exchangeable share equivalents (in shares)	11.5
Exchangeable Debentures
Debt Instrument [Line Items]
Outstanding principal amount	$ 963

Initial Allocations Between Debt and Equity Components of the Debentures (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Face Amount Outstanding	$ 5,814
Debt Carrying Value	4,543	4,249
Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029
Debt Instrument [Line Items]
Face Amount Outstanding	400
Debt Carrying Value	342	329
Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027
Debt Instrument [Line Items]
Face Amount Outstanding	388
Debt Carrying Value	385	502
Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024
Debt Instrument [Line Items]
Face Amount Outstanding	175
Debt Carrying Value	175	325
Exchangeable Debentures
Debt Instrument [Line Items]
Initial Face Amount	1,500
Initial Liability Value	1,231
Initial Equity Value	247
Face Amount Outstanding	963
Debt Carrying Value	902
Unamortized Discount	61
Exchangeable Debentures | Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029
Debt Instrument [Line Items]
Initial Face Amount	400
Initial Liability Value	316
Initial Equity Value	82
Face Amount Outstanding	400
Debt Carrying Value	342
Unamortized Discount	58
Exchangeable Debentures | Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027
Debt Instrument [Line Items]
Initial Face Amount	600
Initial Liability Value	502
Initial Equity Value	89
Face Amount Outstanding	388
Debt Carrying Value	385
Unamortized Discount	3
Exchangeable Debentures | Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024
Debt Instrument [Line Items]
Initial Face Amount	500
Initial Liability Value	413
Initial Equity Value	76
Face Amount Outstanding	175
Debt Carrying Value	$ 175

Interest Expense for the Debentures (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Total interest expense	$ (371)	[1]	$ (384)	[1]	$ (379)	[2]
Exchangeable Debentures
Debt Instrument [Line Items]
Contractual interest expense (cash)	31		34		26
Non-cash interest expense due to discount amortization	31		32		27
Total interest expense	$ 62		$ 66		$ 53

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.

Mortgage Debt Issuances and Repayments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
New Zealand Hotel Portfolio | Issuance of Debt
Debt Instrument [Line Items]
Maturity date	Feb 18, 2016	[1]
Amount	$ 80	[1]
Orlando World Center Marriott Resort Convention Center | Repayment of Debt
Debt Instrument [Line Items]
Maturity date	Dec 30, 2010	[2]
Amount	(54)	[2]
Hilton Melbourne South Wharf | Issuance of Debt
Debt Instrument [Line Items]
Maturity date	Nov 23, 2016	[3]
Amount	79	[3]
Le Meridien Piccadilly | Repayment of Debt
Debt Instrument [Line Items]
Maturity date	Jan 20, 2012	[4]
Amount	(52)	[4]
Canada | Repayment of Debt
Debt Instrument [Line Items]
Maturity date	Mar 1, 2011
Amount	(132)
JW Marriott Desert Springs Resort Spa | Repayment of Debt
Debt Instrument [Line Items]
Maturity date	Dec 11, 2022
Amount	(71)
W New York Union Square | Repayment of Debt
Debt Instrument [Line Items]
Maturity date	Oct 11, 2011	[5]
Amount	(119)	[5]
Atlanta Marriott Marquis | Repayment of Debt
Debt Instrument [Line Items]
Maturity date	Feb 11, 2023
Amount	$ (124)

[1]	The floating interest rate is equal to the 3-month New Zealand Bank Bill Rate plus 120 basis points plus an additional commitment fee of 120 basis points per annum. In addition, we entered into a swap agreement that fixes 75% of the loan at an all-in rate of 7.15%. The rate shown reflects the rate in effect at December 31, 2011.
[2]	On December 17, 2010, we entered into an amendment under the $300 million mortgage loan secured by the Orlando World Center Marriott. As a result of the amendment, we repaid $54 million of the outstanding principal on December 30, 2010 and extended the maturity of the loan to July 1, 2013. We have a fixed annual interest rate of 4.75% on the remaining $246 million outstanding.
[3]	The floating interest rate is equal to the 3-month BBSY plus 230 basis points. In addition, we entered into separate swap agreements that fix 75% of the loan at an all-in rate of 6.7% and cap the remaining 25% at an all-in interest rate of 9.9%. The rate shown reflects the rate in effect at December 31, 2011. In connection with the acquisition of the property in April 2011, we assumed an $86 million mortgage loan. The issuance represents the refinancing of this mortgage loan.
[4]	This floating rate mortgage is based on LIBOR plus 118 basis points. The rate shown reflects the rate in effect at the time of transfer. In connection with the transfer of Le Méridien Piccadilly to the Euro JV Fund II, we transferred the associated mortgage. The mortgage loan had been assumed at acquisition of the property in June 2010.
[5]	The amount shown reflects our recorded book value of the mortgage debt on the date defeasance. We defeased this loan on October 19, 2010, which released us from obligations under the mortgage. In connection with the acquisition of the property in September 2010, we assumed the $115 million mortgage loan.

Mortgage Debt Issuances and Repayments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2011 New Zealand Hotel Portfolio	Dec. 31, 2011 New Zealand Hotel Portfolio Interest rate swap derivatives	Dec. 31, 2011 Orlando World Center Marriott Resort Convention Center Repayment of Debt		Dec. 31, 2010 Orlando World Center Marriott Resort Convention Center Extended Term Repayment of Debt	Dec. 31, 2011 Hilton Melbourne South Wharf	Apr. 30, 2011 Hilton Melbourne South Wharf	Dec. 31, 2011 Hilton Melbourne South Wharf Interest rate swap derivatives	Dec. 31, 2011 Hilton Melbourne South Wharf Interest rate cap derivative	Dec. 31, 2011 Le Meridien Piccadilly	Dec. 31, 2011 Le Meridien Piccadilly Repayment of Debt		Dec. 31, 2010 W New York Union Square	Dec. 31, 2011 W New York Union Square Repayment of Debt
Debt Instrument [Line Items]
Basis points		1.20%					2.30%
Percentage of loan amount			75.00%						75.00%	25.00%
Debt interest rate			7.15%						6.70%	9.90%
Face principal of mortgage debt						$ 300		$ 86						$ 115
Additional commitment fee		1.20%
Basis points over LIBOR											1.18%
Repayment mortgage debt				54	[1]	54						52	[2]		119	[3]
Debt interest rate						4.75%
Debt principal outstanding	$ 5,814					$ 246
Maturity date				Dec 30, 2010	[1]	Jul 1, 2013						Jan 20, 2012	[2]		Oct 11, 2011	[3]

[1]	On December 17, 2010, we entered into an amendment under the $300 million mortgage loan secured by the Orlando World Center Marriott. As a result of the amendment, we repaid $54 million of the outstanding principal on December 30, 2010 and extended the maturity of the loan to July 1, 2013. We have a fixed annual interest rate of 4.75% on the remaining $246 million outstanding.
[2]	This floating rate mortgage is based on LIBOR plus 118 basis points. The rate shown reflects the rate in effect at the time of transfer. In connection with the transfer of Le Méridien Piccadilly to the Euro JV Fund II, we transferred the associated mortgage. The mortgage loan had been assumed at acquisition of the property in June 2010.
[3]	The amount shown reflects our recorded book value of the mortgage debt on the date defeasance. We defeased this loan on October 19, 2010, which released us from obligations under the mortgage. In connection with the acquisition of the property in September 2010, we assumed the $115 million mortgage loan.

Aggregate Debt Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
2012	$ 400
2013	359
2014	1,142
2015	1,179
2016	965
Thereafter	1,769
Debt carrying value	5,814
Unamortized (discounts) premiums, net	(75)
Fair value hedge adjustment	12
Capital lease obligations	2
Total debt	$ 5,753	$ 5,477

Interest Expense (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 22, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Interest expense		$ 371	[1]	$ 384	[1]	$ 379	[2]
Amortization of debt premiums/discounts, net		(32)	[1],[3]	(34)	[1],[3]	(31)	[2],[3]
Amortization of deferred financing costs		(11)	[1]	(12)	[1]	(12)	[2]
Non-cash gains/(losses) on debt extinguishments	(8)	(4)	[1]	(1)	[1]	2	[2]
Change in accrued interest		(4)	[1]	10	[1]	(11)	[2]
Interest paid		$ 320	[1],[4]	$ 347	[1],[4]	$ 327	[2],[4]

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.
[3]	Primarily represents the amortization of the debt discount on our Debentures, which is non-cash interest expense.
[4]	Does not include capitalized interest of $4 million, $3 million and $5 million during 2011, 2010 and 2009, respectively.

Interest Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 22, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument [Line Items]
Prepayment premiums		$ 5		$ 20
Gain on debt extinquishment	(8)	(4)	[1]	(1)	[1]	2	[2]
Capitalized interest		4		3		5
DefeasedCMBSDebtSecurities
Debt Instrument [Line Items]
Gain on debt extinquishment						7
Collateralized mortgage-backed securities						$ 514

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.

Equity of Host Inc. and Capital of Host L.P. - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended					12 Months Ended
	Jun. 18, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Lower Limit	Dec. 31, 2011 Limited Partner	Dec. 31, 2010 Limited Partner	Dec. 31, 2009 Limited Partner	Jun. 30, 2011 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024	Dec. 31, 2011 HOST HOTELS & RESORTS, INC.	Dec. 31, 2010 HOST HOTELS & RESORTS, INC.	Dec. 31, 2009 HOST HOTELS & RESORTS, INC.	Dec. 31, 2011 HOST HOTELS & RESORTS, INC. Limited Partner	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. Limited Partner	Dec. 31, 2011 HOST HOTELS & RESORTS, INC. 2011 Sales Agency Financing Agreement	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. 2011 Sales Agency Financing Agreement
Stockholders Equity Note [Line Items]
Common stock, shares authorized		1,050,000,000							1,050,000,000	1,050,000,000
Common stock, par value		$ 0.01							$ 0.01	$ 0.01
Common stock, shares outstanding		705,100,000	675,600,000						705,100,000	675,600,000
Preferred stock, shares authorized		50,000,000
Preferred stock, no par value
Preferred stock, shares outstanding		0	0
Percentage of the common OP Units					1.50%				98.50%
Shares issuable upon conversion of one OP unit					1.021494		1
Common OP units, outstanding					700,700,000	671,800,000						690,300,000	661,400,000
Common stock issued														19,100,000	26,900,000
Average price per share for stock issued														$ 17.09	$ 15.25
Common stock issuance									$ 323	$ 406	$ 767			$ 323	$ 406
Issuance capacity remaining under the current agreement														174
Value of debentures converted to equity								$ 134
Debt converted into shares of Host Inc. common stock								8,800,000
Percentage of annual taxable income Host Inc is required to distribute				90.00%
Dividend policy		The amount of any future dividends will be determined by Host Inc.'s Board of Directors.
8 7/8% Class E cumulative redeemable preferred stock , shares redeemed	4,034,300
8 7/8% Class E cumulative redeemable preferred stock , redemption price	$ 25

Common and Preferred Dividends Declared Per Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity Note [Line Items]
Common stock	$ 0.14	$ 0.04	$ 0.25
Class E preferred stock 8 7/8%		$ 0.555	$ 2.22
Common OP units	$ 0.143	$ 0.041	$ 0.025
Class E preferred OP units 8 7/8%		$ 0.555	$ 2.22

Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Deferred tax assets	$ 172	$ 161
Less: Valuation allowance	(47)	(44)
Subtotal	125	117
Deferred tax liabilities	(24)	(40)
Net deferred tax asset	$ 101	$ 77

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Valuation allowance	$ 47	$ 44
Net increase in valuation allowance	3	7
Domestic and foreign net operating loss, capital loss and tax credit carryovers	276
Deferred tax asset operating loss carryforwards	99
Net operating loss carryover expiration date	Our net operating loss carryovers expire through 2031
Expiration of tax credits	Our domestic alternative minimum tax credits have no expiration period and our foreign asset tax credits expire through 2017.
Income tax benefit continuing and discountinued operations	2	32	40
Cash paid for income taxes, net of refunds received	8	4	5
Percentage greater than threshold of income tax examination minimum likelihood of tax benefits being realized upon settlement	50.00%
Statutory federal income tax rate	35.00%
Unrecognized tax benefits that would impact effective tax rate	4
Open tax years by major tax jurisdiction	Tax years that remain subject to examination by major tax jurisdictions generally include 2008-2011.
Interest expense related to the unrecognized tax benefits	0.2	0.1	0.1
Interest accrued on unrecognized tax benefits	0.4	0.6
Mexico
Income Taxes [Line Items]
Valuation allowance	37.4
Canada
Income Taxes [Line Items]
Valuation allowance	2.2
United States
Income Taxes [Line Items]
Valuation allowance	$ 7.4

Primary Components of Net Deferred Tax Asset (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Accrued related party interest	$ 16	$ 12
Net operating loss and capital loss carryovers	99	74
Alternative minimum tax credits	4	4
Property and equipment	(18)	(18)
Investments in domestic and foreign affiliates	(3)	(2)
Derivatives	1
Deferred revenue and other	49	51
Subtotal	148	121
Less: Valuation allowance	(47)	(44)
Net deferred tax asset	$ 101	$ 77

Income (Loss) From Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
U.S. loss	$ (45)	$ (170)	$ (208)
Foreign income (loss)	28	11	(28)
LOSS BEFORE INCOME TAXES	$ (17)	$ (159)	$ (236)

Benefit for Income Taxes for Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Provision of Income Taxes [Line Items]
Current Federal	$ 1		$ (7)
Current State	1	1	2
Current Foreign	8	4	4
Current Income Tax Expense (Benefit), Total	10	5	(1)
Deferred Federal	(11)	(31)	(33)
Deferred State	(2)	(6)	(7)
Deferred Foreign	2	1	2
Deferred income taxes	(11)	(36)	(38)
Income tax (benefit) - continuing operations	$ (1)	$ (31)	$ (39)

Income Tax (Benefit) Provision Calculated at the Statutory U.S. Federal Income Tax Rate and the Actual Income Tax (Benefit) Provision Recorded (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory federal income tax benefit - continuing operations	$ (5)	$ (56)	$ (83)
Adjustment for nontaxable (income) loss of Host Inc. - continuing operations	(5)	25	43
State income tax provision, net	(1)	(5)	(3)
Uncertain tax positions benefit			(7)
Foreign income tax provision	10	5	11
Income tax (benefit) - continuing operations	$ (1)	$ (31)	$ (39)

Unrecognized Tax Benefits Reconciliation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Beginning Balance	$ 5	$ 5
Reductions due to expiration of certain statutes of limitation
Other increases (decreases)
Ending Balance	$ 5	$ 5

Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2010 Year	Dec. 31, 2011	Dec. 31, 2010 Lower Limit Contract	Nov. 23, 2010 Courtyard By Marriott Hotel Property	Dec. 31, 1995 Courtyard By Marriott Hotel Leasehold Interest Property	Dec. 31, 2010 Residence Inn By Marriott Property	Dec. 31, 2011 Hospitality Properties Trust	Dec. 31, 2010 Hospitality Properties Trust	Dec. 31, 2011 Property Subject to Operating Lease Upper Limit Hotel
Leases Disclosure [Line Items]
Number of properties				53	53	18
Rental revenue							$ 7	$ 44
Deferred sale proceeds received from HPT						17.2
Deferred proceeds related to the initial sale				51
Number of hotels subject to ground leases									38
Operating leases information	Leases and subleases contain one or more renewal options
Number of renewal options			1
Minimum additional renewal option period	5
Maximum additional renewal option period	10
Minimum payments from restaurants and the Sublessee payable to us under non-cancelable subleases		4
Aggregate contingent liabilities relating to our former restaurant business		$ 14

Other Revenue and Other Property-Level Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease and Rental Expense [Line Items]
Total revenues	$ 4,957	$ 4,393	$ 4,103
Hospitality Properties Trust
Lease and Rental Expense [Line Items]
Hotel sales revenue	214	123
Rental revenue	7	44
Total revenues	221	167
Property-level expenses	159	96
Rental expense	68	84
Total operating costs and expenses	$ 227	$ 180

Future Minimum Annual Rental Commitments Required Under Non-Cancelable Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Schedule of Operating Leases [Line Items]
2012	$ 1
2013	1
2014
2015
2016
Thereafter
Total minimum lease payments	2
2012	113
2013	45
2014	43
2015	41
2016	39
Thereafter	1,379
Total minimum lease payments	$ 1,660

Rent Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Operating Leases [Line Items]
Minimum rentals on operating leases	$ 114	$ 128	$ 122
Additional rentals based on sales	26	19	23
Rental payments based on real estate tax assessments	22	21	19
Less: sublease rentals	(3)	(44)	(83)
Operating Leases, Rent Expense, Total	$ 159	$ 124	$ 81

Employee Stock Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended				12 Months Ended						36 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Restricted Stock Executive Officer	Dec. 31, 2010 Restricted Stock Executive Officer	Dec. 31, 2009 Restricted Stock Executive Officer	Dec. 31, 2008 Restricted Stock Executive Officer	Dec. 31, 2011 Employee Stock Option Year	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2009 Employee Stock Option	Dec. 31, 2011 Incentive Compensation Plan 2009 Restricted Stock	Dec. 31, 2011 Incentive Compensation Plan 2009 Restricted Stock Broad Based	Dec. 31, 2011 Incentive Compensation Plan 2009 Restricted Stock Executive Officer	Dec. 31, 2011 Incentive Compensation Plan 2009 Employee Stock Option Executive Officer	Dec. 31, 2011 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer	Dec. 31, 2010 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer	Dec. 31, 2009 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer	Dec. 31, 2011 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer	Dec. 31, 2011 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer Performance Awards	Dec. 31, 2011 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer Total Shareholders Return	Dec. 31, 2011 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer NAREIT	Dec. 31, 2011 Other Stock Plans	Dec. 31, 2010 Other Stock Plans	Dec. 31, 2009 Other Stock Plans
Employee Benefits Disclosure [Line Items]
Common stock reserved and available for issuance under the Comprehensive Plan	19,000,000
Stock authorized that can be issued for stock-based compensation to employees and directors											25,500,000
Shares - granted	200,000	400,000	9,000,000	100,000	300,000	7,200,000						200,000	5,100,000		100,000	300,000	7,200,000	7,600,000				93,000	120,000	331,000
Stock options - granted								22,000	54,000	1,400,000				1,000,000
Exercise price per share for granted shares					$ 11	$ 7	$ 7					$ 10.4
Compensation expense	$ 19	$ 40	$ 21	$ 15	$ 36	$ 19		$ 1.8	$ 1.8	$ 0.8												$ 1.9	$ 2.2	$ 1.4
Vested - shares	1,500,000	2,600,000	2,200,000
Shares vesting percentage																			48.00%	26.00%	26.00%
Payout comparison															Of the 7.6 million shares granted, vesting for approximately 48% of the shares was based on the satisfaction of personal performance goals set by each executive, approximately 26% was based on the achievement of total shareholder return on a relative basis compared to the NAREIT index and approximately 26% was based on the achievement of total shareholder return in comparison to eight other lodging companies.
Stock options - outstanding								1,300,000
Stock options - exercisable								1,300,000
Weighted average remaining life - outstanding								7
Weighted average remaining life - exercisable								7
Weighted average exercise price - outstanding								$ 7.68
Weighted average exercise price - exercisable								$ 7.68
Weighted average volatility								56.10%	56.10%	56.10%
Weighted average risk free rate								2.30%	2.30%	2.30%
Weighted average dividend yield								4.90%	4.90%	4.90%
Vesting term																						3 years

Fair Values for the Awards Below are Based on the Fair Value at the Respective Transaction Dates, as the Awards are Classified as Liability Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Benefits Disclosure [Line Items]
Granted	200,000		400,000		9,000,000
Executive Officer | Restricted Stock
Employee Benefits Disclosure [Line Items]
Balance, at beginning of year	3,700,000		5,600,000		100,000
Granted	100,000		300,000		7,200,000
Vested	(1,300,000)	[1]	(1,900,000)	[1]	(1,600,000)	[1]
Forfeited/expired	(2,500,000)		(300,000)		(100,000)
Balance, at end of year			3,700,000		5,600,000
Issued in calendar year	1,100,000	[1]	800,000	[1]	100,000	[1]
Balance, at beginning of year	11		7		7
Granted	17		17		9
Vested	15	[1]	18	[1]	11	[1]
Forfeited/expired	15		11		7
Balance, at end of year			11		7
Issued in calendar year	15	[1]	11	[1]	7	[1]

[1]	Shares that vest at December 31 of each year are issued to the employees in the first quarter of the following year, although the requisite service period is complete. Accordingly, the 1.1 million shares issued in 2011 include shares vested at December 31, 2010, after adjusting for shares withheld to meet employee tax requirements. The shares withheld for employee tax requirements were valued at $15.4 million, $6.9 million and $0.6 million, for 2011, 2010 and 2009, respectively.

Fair Values for the Awards Below are Based on the Fair Value at the Respective Transaction Dates, as the Awards are Classified as Liability Awards (Parenthetical) (Detail) (Restricted Stock, Executive Officer, USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock | Executive Officer
Employee Benefits Disclosure [Line Items]
Value of shares withheld for employee tax requirements	$ 15.4	$ 6.9	$ 0.6
Shares issued	1.1

Discontinued Operations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 Hotel	Dec. 31, 2010 Hotel	Dec. 31, 2009 Hotel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels sold	1	2	6
Discontinued Operation or Asset Disposal
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels sold	1

Revenues, Income Before Taxes, and Gain on Dispositions, net of tax in Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 46	$ 50	$ 113
Loss before taxes		(3)	(88)
Gain (loss) on disposals, net of tax		$ (2)	$ 26

Net Loss Attributable to Host Inc. (Detail) (HOST HOTELS & RESORTS, INC., USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 09, 2011	Jun. 17, 2011	Mar. 25, 2011	Sep. 10, 2010	Jun. 18, 2010	Mar. 26, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
HOST HOTELS & RESORTS, INC.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from continuing operations, net of tax									$ (15)	$ (126)	$ (192)
Discontinued operations, net of tax										(4)	(60)
NET LOSS ATTRIBUTABLE TO THE REPORTING ENTITY	$ (33)	$ 62	$ (60)	$ (58)	$ 18	$ (84)	$ 17	$ (6)	$ (15)	$ (130)	$ (252)

Net Loss Attributable to Host Hotels L.P. (Detail) (HOST HOTELS & RESORTS L.P., USD $) In Millions, unless otherwise specified	3 Months Ended												4 Months Ended				12 Months Ended
	Sep. 09, 2011		Jun. 17, 2011		Mar. 25, 2011		Sep. 10, 2010		Jun. 18, 2010		Mar. 26, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
HOST HOTELS & RESORTS L.P.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from continuing operations, net of tax																	$ (15)	$ (128)	$ (196)
Discontinued operations, net of tax																		(4)	(61)
NET LOSS ATTRIBUTABLE TO REPORTING ENTITY	$ (34)	[1]	$ 63	[1]	$ (61)	[1]	$ (59)	[1]	$ 18	[1]	$ (85)	[1]	$ 17	[1]	$ (6)	[1]	$ (15)	$ (132)	$ (257)

[1]	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.

Acquisitions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended										1 Months Ended				1 Months Ended															1 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($) Hotel Room		Dec. 31, 2010 USD ($) Hotel		Dec. 31, 2009 USD ($)	Dec. 31, 2011 Acquisition USD ($)	Dec. 31, 2010 Acquisition USD ($)	Dec. 31, 2011 New Zealand USD ($)	Feb. 18, 2011 New Zealand USD ($)	Feb. 18, 2011 New Zealand NZD	Apr. 29, 2011 Hilton Melbourne South Wharf USD ($) Room	Apr. 29, 2011 Hilton Melbourne South Wharf AUD	Apr. 29, 2011 Hilton Melbourne South Wharf Cash Distribution	Mar. 23, 2011 New York Helmsley Hotel USD ($) Room	Mar. 17, 2011 Manchester Grand Hyatt San Diego USD ($) Room	Mar. 17, 2011 Manchester Grand Hyatt San Diego Common Class A USD ($)	Mar. 17, 2011 Manchester Grand Hyatt San Diego Series F Preferred Stock USD ($)	Feb. 18, 2011 Hotel Novotel Queenstown Lake Side Acquisition Room	Feb. 18, 2011 Hotel Novotel Christchurch Cathedral Square Acquisition Room	Feb. 18, 2011 Hotel Novotel Auckland Ellerslie Acquisition Room	Feb. 18, 2011 Hotel Novotel Wellington Acquisition Room	Feb. 18, 2011 Hotel Ibis Wellington Acquisition Room	Feb. 18, 2011 Hotel Ibis Christchurch Acquisition Room	Feb. 18, 2011 Hotel Ibis Ellerslie Acquisition Room	Apr. 29, 2011 Common And Preferred Stock Hilton Melbourne South Wharf	Sep. 30, 2011 Tiburon Golf Ventures LP USD ($)	Dec. 31, 2010 Tiburon Golf Ventures LP	Sep. 30, 2010 JW Marriott Rio De Janeiro USD ($) Room	Sep. 30, 2010 JW Marriott Rio De Janeiro BRL	Sep. 02, 2010 W New York Union Square USD ($) Room	Aug. 11, 2010 The Westin Chicago River North USD ($) Room	Jul. 20, 2010 Le Meridien Piccadilly USD ($)	Jul. 20, 2010 Le Meridien Piccadilly GBP (£)	Jul. 22, 2010 Le Meridien Piccadilly Room	Jul. 22, 2010 Le Meridien Piccadilly Leasehold Interest USD ($)	Jul. 22, 2010 Le Meridien Piccadilly Leasehold Interest GBP (£)
Business Acquisition, Contingent Consideration [Line Items]
Number of hotel acquired	10		4
Acquisition-related expenses	$ 5		$ 8
Equity investment, percentage ownership acquired																										51.00%	49.00%
Acquisition purchase price														313.5	566											11		47	80		165				47	31
Ownership percentage acquired																									75.00%					90.00%
Number of rooms	1,750										364	364		775	1,625			273	193	147	139	200	155	100				245	245	270	424			266
Percentage of voting interest retained by the previous owners											25.00%	25.00%
Acquisition purchase price									145	190	152	142			572															188					98	64
Mortgage debt assumed in acquisition											86	80																		115
Return on initial investment											12.00%	12.00%
Business acquisition initial investment											48	45
Cash distribution													75.00%
Restricted cash and FF&E reserve funds purchased in acqusition															19															11					6	4
Repayment of existing loans															403
Issuance of common stock units																0.3
Units issued, value assigned																6	99.5
Issuance of class F preferred units															4
Preferred units liquidation preference value per unit																	25
Interest rate difference between dividend payable percentage and note receivable percentage															0.25%
Mortgage debt	1,006	[1]	1,025	[1]					80	105
Fair value of mortgage debt assumed in acquisition																														119					51	33
Other liabilities																														8.5
Capital lease obligation assumed in acquisition			58																																58	38
Deferred tax liability assumed in acquisition																																			30	19
Deferred tax Asset assumed in acquisition	10		17																																17	11
Goodwill assumed in acquisition			13																																13	8
Draw on credit facility																																56	37		56	37
Revenues	4,957		4,393		4,103	355	57	32
Net income (loss)						$ 35	$ 3

[1]	The amount of the assets stated above securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.

Estimated Fair Value of the Assets Acquired and Liabilities Assumed in our Acquisitions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Property and equipment	$ 1,174	$ 557
Goodwill		13
Intangible asset	7
Deferred tax asset	10	17
Restricted cash, FF&E reserve and other assets	20	24
Total assets	1,211	611
Mortgage debt	(86)	(168)
Capital lease obligation		(58)
Deferred tax liability	(13)	(30)
Other liabilities	(6)	(13)
Net assets acquired	$ 1,106	$ 342

Summary of Unaudited Consolidated Pro Forma Results of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 09, 2011	Jun. 17, 2011	Mar. 25, 2011	Sep. 10, 2010	Jun. 18, 2010	Mar. 26, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition, Pro Forma Information [Line Items]
Revenues									$ 5,021	$ 4,754
Income (loss) from continuing operations									2	(118)
Net income (loss)									2	(122)
HOST HOTELS & RESORTS, INC.
Business Acquisition, Pro Forma Information [Line Items]
Net income (loss) available to common shareholders									3	(128)
Basic earnings (loss) per common share:
Continuing operations										$ (0.19)
Discontinued operations										$ (0.01)	$ (0.11)
Basic earnings (loss) per common share										$ (0.2)
Diluted earnings (loss) per common share:
Continuing operations										$ (0.19)
Discontinued operations										$ (0.01)	$ (0.11)
Diluted earnings (loss) per common share										$ (0.2)
HOST HOTELS & RESORTS L.P.
Diluted earnings (loss) per common share:
Net income (loss) available to common unitholders									$ 3	$ (130)
Basic earnings (loss) per common unit:
Continuing operations										(0.2)
Discontinued operations
Basic earnings (loss) per common unit										(0.2)
Diluted earnings (loss) per common unit:
Continuing operations										(0.2)
Discontinued operations
Diluted earnings (loss) per common unit										(0.2)

Notes Receivable - Additional Information (Detail) (Note Receivable) In Millions, unless otherwise specified	Apr. 13, 2010 USD ($)	Apr. 13, 2010 EUR (€)	Apr. 13, 2010 Other Investments USD ($) Hotel	Apr. 13, 2010 Other Investments EUR (€) Hotel	Dec. 31, 2011 Other Investments USD ($)	Dec. 31, 2011 Other Investments EUR (€)	Dec. 31, 2010 Other Investments USD ($)	Dec. 31, 2010 Other Investments EUR (€)	Apr. 13, 2010 Other Investments Three Month LIBOR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate value of Mortgage Note Receivable, including amount attributable to other note holders	$ 581	€ 427
Number of hotels that secure notes receivable			6	6
Mortgage loan, face value			87	64
Basis points in addition to LIBOR									3.03%
Interest rate			4.60%	4.60%
Recorded interest income					$ 17	€ 13	$ 4	€ 3

Fair Value of Financial Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value Measurements on a Recurring Basis | Interest rate swap derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	$ 6.7	[1]	$ 10.6	[1]
Fair Value Measurements on a Recurring Basis | Forward currency purchase contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	10.8	[1]	6.9	[1]
Fair Value, Measurements, Nonrecurring | Impaired Hotel Properties Held And Used
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property and equipment	5	[2]
Significant Other Observable Inputs (Level 2) | Fair Value Measurements on a Recurring Basis | Interest rate swap derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	6.7	[1]	10.6	[1]
Significant Other Observable Inputs (Level 2) | Fair Value Measurements on a Recurring Basis | Forward currency purchase contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	10.8	[1]	6.9	[1]
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Nonrecurring | Impaired Hotel Properties Held And Used
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property and equipment	5	[2]
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Nonrecurring | Impaired Hotel Properties Sold
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property and equipment	$ 6	[2]

[1]	These derivative contracts have been designated as hedging instruments.
[2]	The fair value measurements are as of the measurement date of the impairment and may not reflect the book value as of December 31, 2011 and 2010, respectively.

Fair Value Measurements - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2011 Contract	Dec. 31, 2011 European Joint Venture USD ($)	Dec. 31, 2011 European Joint Venture EUR (€)	Dec. 31, 2011 Group One USD ($)	Dec. 31, 2011 Group One EUR (€)	Jul. 15, 2011 Group One Foreign currency forward purchase contracts USD ($) Contract	Jul. 15, 2011 Group One Foreign currency forward purchase contracts EUR (€)	Jul. 15, 2011 Group One Foreign currency forward purchase contracts Transaction Date 01	Jul. 15, 2011 Group One Foreign currency forward purchase contracts Transaction Date 02	Jul. 15, 2011 Group One Gain (Loss) on Settlement of Derivative Instrument Foreign currency forward purchase contracts EUR (€)	Dec. 31, 2011 Group Two USD ($)	Dec. 31, 2011 Group Two NZD	Jul. 29, 2011 Group Two Foreign currency forward purchase contracts USD ($)	Jul. 29, 2011 Group Two Foreign currency forward purchase contracts NZD	Dec. 31, 2011 Interest rate swap derivatives USD ($) Contract	Dec. 31, 2010 Interest rate swap derivatives USD ($)	Dec. 31, 2011 Interest rate swap derivatives Three Month LIBOR	Nov. 30, 2011 Australia USD ($)	Dec. 31, 2011 Australia USD ($)	Nov. 30, 2011 Australia AUD	Apr. 29, 2011 Australia Hilton Melbourne South Wharf USD ($)	Apr. 29, 2011 Australia Hilton Melbourne South Wharf AUD	Dec. 31, 2011 New Zealand USD ($)	Feb. 18, 2011 New Zealand USD ($) Property	Feb. 18, 2011 New Zealand NZD
Fair Value, Measurement Inputs, Disclosure [Line Items]
Interest rate notional amount															$ 300			$ 60		61.5	$ 86	80		$ 60	79
Payment for settlement of original swap																		1
Derivative, maturity date								Oct 22, 2012	Aug 18, 2015				Aug 2, 2013	Aug 2, 2013	Mar 1, 2014			Nov 23, 2016
Derivative fixed interest rate																		6.70%						7.15%	7.15%
Change in fair value of derivative instruments																			(0.3)				(2.7)
Interest rate cash flow hedge liability at fair value																			0.4				3.8
Number of Properties acquired																								7	7
Number of interest rate derivative agreements															3
Interest rate fair value hedge asset at fair value															10.9	10.6
Fair value of swaps increased															0.3	11.6
Derivative spread in addition to LIBOR, lower range																	2.70%
Derivative spread in addition to LIBOR, upper range																	3.20%
Derivative, fixed rate															5.53%
Number of foreign currency forward contracts outstanding	6
Foreign currency forward purchase contract						2	2
Transaction Amount				140	100	69	50			30	25	30	25	30
Amount of cash that will be received on settlement date						0.4
Settlement date						Aug 18, 2011	Aug 18, 2011
Hedged amount of our net investment in the European joint venture		$ 140	€ 100

Foreign Currency Forwards Purchase Contracts (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Group One USD ($)	Dec. 31, 2011 Group One EUR (€)	Dec. 31, 2010 Group One USD ($)	Dec. 31, 2011 Group Two USD ($)	Dec. 31, 2011 Group Two NZD
Derivative [Line Items]
Transaction Date Range	February 2008-July 2011	February 2008-July 2011		July 2011	July 2011
Transaction Amount	$ 140	€ 100		$ 25	30
Forward Purchase Date Range	October 2012- August 2015	October 2012- August 2015		August 2013	August 2013
Fair Value	8.8		6.9	1.9
Change in Fair Value	$ 1.9		$ 5.2	$ 1.9

Fair Value of Certain Financial Assets and Liabilities and Other Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying (Reported) Amount, Fair Value Disclosure | Collateralized Mortgage Backed Securities
Financial assets
Financial assets	$ 65	$ 55
Carrying (Reported) Amount, Fair Value Disclosure | Senior Notes
Financial liabilities
Financial liabilities	3,641	3,093
Carrying (Reported) Amount, Fair Value Disclosure | Exchangeable Debentures
Financial liabilities
Financial liabilities	902	1,156
Carrying (Reported) Amount, Fair Value Disclosure | Credit Facility
Financial liabilities
Financial liabilities	117	58
Carrying (Reported) Amount, Fair Value Disclosure | Mortgage Backed Securities, Other
Financial liabilities
Financial liabilities	1,091	1,110
Portion at Fair Value, Fair Value Disclosure | Collateralized Mortgage Backed Securities
Financial assets
Financial assets	76	77
Portion at Fair Value, Fair Value Disclosure | Senior Notes
Financial liabilities
Financial liabilities	3,772	3,200
Portion at Fair Value, Fair Value Disclosure | Exchangeable Debentures
Financial liabilities
Financial liabilities	1,076	1,471
Portion at Fair Value, Fair Value Disclosure | Credit Facility
Financial liabilities
Financial liabilities	117	58
Portion at Fair Value, Fair Value Disclosure | Mortgage Backed Securities, Other
Financial liabilities
Financial liabilities	$ 1,114	$ 1,107

Gain on Insurance Settlement - Additional Information (Detail) (New Zealand, USD $) In Millions, unless otherwise specified	3 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Mar. 25, 2011 Hotel	Feb. 22, 2011 Loss from Catastrophes Hotel	Dec. 31, 2011 Loss from Catastrophes	Jun. 13, 2011 Loss from Catastrophes Hotel Novotel Christchurch Cathedral Square and Hotel ibis Christchurch	Feb. 22, 2011 Loss from Catastrophes Hotel Novotel Christchurch Cathedral Square and Hotel ibis Christchurch
Number of hotels acquired	7
Number of hotels		2
Estimate of maximum insurance deductible amount for property loss		$ 3
Description of loss due to earthquake		On February 22, 2011, Christchurch, New Zealand experienced an earthquake that resulted in substantial damage to two of the hotels we purchased as part of the seven hotel New Zealand portfolio in the first quarter of 2011. These hotels included the Hotel Novotel Christchurch Cathedral Square and the Hotel ibis Christchurch.		The city also experienced a second significant earthquake on June 13, 2011 and further aftershocks in December of 2011. While evaluations of the properties are ongoing, we do not believe the effects of these earthquakes and aftershocks were significant and have not accrued any additional losses.	The properties are expected to remain closed until at least the third quarter of 2012
Property damage incurred			22
Gain on business interruption insurance proceeds			2
Property insurance proceeds			8
Insurance receivable			$ 13

Relationship with Marriott International - Additional Information (Detail) (Marriott International Inc, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Hotel	Dec. 31, 2010	Dec. 31, 2009
Marriott International Inc
Related Party Transaction [Line Items]
Percentage related to the management of our hotels, financing for joint ventures or partnerships, and certain limited administrative services	61.00%
Number of leased hotels	53
Management fees	$ 119	$ 111	$ 105
Franchise fees	1	1	1
Leasing fees	$ 11	$ 7

Hotel Management Agreements and Operating and License Agreements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Contract
Long-term Contracts or Programs Disclosure [Line Items]
Percentage of revenue we are obligated to provide the manager	5.00%
Lower Limit
Long-term Contracts or Programs Disclosure [Line Items]
Number of renewal options		1
Base fee percentage	2.00%
Management incentive fee percentage	10.00%
Upper Limit
Long-term Contracts or Programs Disclosure [Line Items]
Base fee percentage	3.00%
Management incentive fee percentage	20.00%
Contractual Rights
Long-term Contracts or Programs Disclosure [Line Items]
Agreement initial term, minimum (in years)	15
Agreement initial term, maximum (in years)	25
Contractual Rights | Lower Limit
Long-term Contracts or Programs Disclosure [Line Items]
Number of renewal options	1
Starwood
Long-term Contracts or Programs Disclosure [Line Items]
Base fee percentage	1.00%
Starwood | Nonsoftware License Arrangement | Occupancy
Long-term Contracts or Programs Disclosure [Line Items]
Percentage sales paid for fees	5.00%
Starwood | Nonsoftware License Arrangement | Food And Beverage
Long-term Contracts or Programs Disclosure [Line Items]
Percentage sales paid for fees	2.00%

Geographic and Business Segment Information - Additional Information (Detail) (Foreign)	Dec. 31, 2011 Country
Foreign
Segment Reporting Information [Line Items]
Number of countries in which entity operates	6

Revenues and Long-Lived Assets by Geographical Area (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 4,957	$ 4,393	$ 4,103
Property and equipment, net	11,383	10,514	10,231
United States
Segment Reporting Information [Line Items]
Revenues	4,681	4,209	3,965
Property and equipment, net	10,874	10,095	10,013
Australia
Segment Reporting Information [Line Items]
Revenues	27
Property and equipment, net	136
Brazil
Segment Reporting Information [Line Items]
Revenues	33	8
Property and equipment, net	42	48
Canada
Segment Reporting Information [Line Items]
Revenues	115	109	96
Property and equipment, net	126	131	135
Chile
Segment Reporting Information [Line Items]
Revenues	28	29	25
Property and equipment, net	58	56	53
Mexico
Segment Reporting Information [Line Items]
Revenues	24	21	17
Property and equipment, net	23	29	30
New Zealand
Segment Reporting Information [Line Items]
Revenues	32
Property and equipment, net	124
United Kingdom
Segment Reporting Information [Line Items]
Revenues	17	17
Property and equipment, net		$ 155

Guarantees and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2011 Hotel	Dec. 31, 2010 Hotel	Dec. 31, 2009 Hotel	Dec. 31, 2011 Starwood	Jan. 31, 2005 Contingent Consideration Hotel	Dec. 31, 2011 Indemnification Agreement	Dec. 31, 2011 Environmental Remediation Expense Starwood Property	Dec. 31, 2011 Municipal Bonds
Commitments and Contingencies Disclosure [Line Items]
Aggregate contingent liabilities relating to our former restaurant business	$ 14
Guarantee obligation amount								14.7
Debt maturity date								2027
Hotel sold that are still contingently liable for ground lease	1	2	6		2
Future minimum lease payments	1,660					13
Number of properties							2
Environmental liabilities				$ 3

Legal Proceedings - Additional Information (Detail) (USD $)	Dec. 31, 2011 Keystone	Jun. 03, 2010 Keystone Breach of Contract Legal Claim 1	Feb. 08, 2010 Keystone Breach of Contract Legal Claim 1	Jun. 03, 2010 Keystone Slander Legal Claim 1	Feb. 08, 2010 Keystone Slander Legal Claim 1	Nov. 23, 2011 Keystone Exemplary Member Legal Claim 2	Feb. 12, 2010 Keystone Exemplary Member Legal Claim 2	Dec. 31, 2011 Other Litigation Cases	Dec. 31, 2011 Other Litigation Cases Individual
Commitments and Contingencies Disclosure [Line Items]
Damages awarded		$ 39,000,000	$ 34,300,000	$ 34,300,000	$ 39,000,000		$ 7,500,000
Description of action taken by three-judge panel of San Antonio Court						On November 23, 2011, a three-judge panel of the San Antonio Court of Appeals issued its memorandum opinion denying our appeal of the trial court's June 3, 2010 final judgment. In addition, the panel overturned the trial court's decision to grant our motion to disregard the jury's $7.5 million award of exemplary damages.
Maximum exposure of litigation	63,000,000							12,000,000	150,000
Damages awarded, accrual	$ 56,000,000							$ 5,000,000

Quarterly Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												4 Months Ended				12 Months Ended
	Sep. 09, 2011		Jun. 17, 2011		Mar. 25, 2011		Sep. 10, 2010		Jun. 18, 2010		Mar. 26, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Revenues																	$ 4,957	$ 4,393	$ 4,103
HOST HOTELS & RESORTS, INC.
Quarterly Financial Information [Line Items]
Revenues	1,133		1,286		893		995		1,104		814		1,645		1,480		4,957	4,393	4,103
Operating profit (loss)	54		152		(3)		23		110		(1)		117		91		320	223	149
Income (loss) from continuing operations	(36)		66		(60)		(61)		20		(82)		14		(5)		(16)	(128)	(197)
Loss from discontinued operations	1		(2)						(1)		(2)		2		(1)			(4)	(61)
Net income (loss)	(35)		64		(60)		(61)		19		(84)		16		(6)		(16)	(132)	(258)
NET INCOME (LOSS) ATTRIBUTABLE TO REPORTING ENTITY	(33)		62		(60)		(58)		18		(84)		17		(6)		(15)	(130)	(252)
Net income (loss) available to common stockholders	(33)		62		(60)		(58)		12		(86)		17		(6)		(15)	(138)	(261)
Basic income (loss) per common share:
Continuing operations	$ (0.05)		$ 0.09		$ (0.09)		$ (0.09)		$ 0.02		$ (0.13)		$ 0.02		$ (0.01)		$ (0.02)	$ (0.2)	$ (0.34)
Discontinued operations																		$ (0.01)	$ (0.11)
Net income (loss)	$ (0.05)		$ 0.09		$ (0.09)		$ (0.09)		$ 0.02		$ (0.13)		$ 0.02		$ (0.01)		$ (0.02)	$ (0.21)	$ (0.45)
Diluted income (loss) per common share:
Continuing operations	$ (0.05)		$ 0.09		$ (0.09)		$ (0.09)		$ 0.02		$ (0.13)		$ 0.02		$ (0.01)		$ (0.02)	$ (0.2)	$ (0.34)
Discontinued operations																		$ (0.01)	$ (0.11)
Net income (loss)	$ (0.05)		$ 0.09		$ (0.09)		$ (0.09)		$ 0.02		$ (0.13)		$ 0.02		$ (0.01)		$ (0.02)	$ (0.21)	$ (0.45)
HOST HOTELS & RESORTS L.P.
Quarterly Financial Information [Line Items]
Revenues																	4,957	4,393	4,103
Operating profit (loss)																	320	223	149
Income (loss) from continuing operations																	(16)	(128)	(197)
Loss from discontinued operations																		(4)	(61)
Net income (loss)																	(16)	(132)	(258)
NET INCOME (LOSS) ATTRIBUTABLE TO REPORTING ENTITY	(34)	[1]	63	[1]	(61)	[1]	(59)	[1]	18	[1]	(85)	[1]	17	[1]	(6)	[1]	(15)	(132)	(257)
Net income (loss) available to common unitholders	$ (34)	[1]	$ 63	[1]	$ (61)	[1]	$ (59)	[1]	$ 12	[1]	$ (87)	[1]	$ 17	[1]	$ (6)	[1]	$ (15)	$ (140)	$ (266)
Basic income (loss) per common unit:
Continuing operations	(0.05)	[1]	0.09	[1]	(0.09)	[1]	(0.09)	[1]	0.02	[1]	(0.14)	[1]	0.02	[1]	(0.01)	[1]	(0.02)	(0.21)	(0.34)
Discontinued operations		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]			(0.1)
Net income (loss)	(0.05)	[1]	0.09	[1]	(0.09)	[1]	(0.09)	[1]	0.02	[1]	(0.14)	[1]	0.02	[1]	(0.01)	[1]	(0.02)	(0.21)	(0.44)
Diluted income (loss) per common unit:
Continuing operations	(0.05)	[1]	0.09	[1]	(0.09)	[1]	(0.09)	[1]	0.02	[1]	(0.14)	[1]	0.02	[1]	(0.01)	[1]	(0.02)	(0.21)	(0.35)
Discontinued operations		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]			(0.1)
Net income (loss)	(0.05)	[1]	0.09	[1]	(0.09)	[1]	(0.09)	[1]	0.02	[1]	(0.14)	[1]	0.02	[1]	(0.01)	[1]	(0.02)	(0.21)	(0.45)

[1]	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.

Subsequent Events- Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended						1 Months Ended						3 Months Ended
	Mar. 22, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Aug. 31, 2011 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027	Mar. 22, 2012 JW Marriott Washington, DC	Mar. 22, 2012 Issuance of Debt Series A Senior Notes Five Point Two Five Percent Due Twenty Twenty Two	Apr. 26, 2012 Repayment of Debt Series S Senior Notes 6.875 Percent Due November 2014	Mar. 22, 2012 Repayment of Debt Series S Senior Notes 6.875 Percent Due November 2014	Apr. 16, 2012 Repayment of Debt Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027	Mar. 23, 2012 Issuance of Equity 2011 Sales Agency Financing Agreement
Subsequent Event [Line Items]
Intended repayment of Senior Notes											$ 250
Debt interest rate									7.50%	5.25%	6.88%	6.88%
Face amount of debt										350
Proceed from issuance of note										344
Repurchase of debt, face amount								134	113
Debentures redeemed for cash												250
Gain (loss) on extinguishment of debt	(8)	(4)	[1]	(1)	[1]	2	[2]	(5)
Repayment of convertible debt													386
Common stock issued														174
Common stock issued, shares														11.1
Average price per share for stock issued														$ 15.67
Net proceeds from issuance of common stock														172
Commissions														$ 2

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.

Real Estate And Accumulated Depreciation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Arlington Pentagon City Residence Inn Year	Dec. 31, 2011 Atlanta Marriott Marquis Year	Dec. 31, 2011 Atlanta Marriott Perimeter Center Year	Dec. 31, 2011 Atlanta Marriott Suites Midtown Year	Dec. 31, 2011 Boston Marriott Copley Place Year	Dec. 31, 2011 Calgary Marriott Year	Dec. 31, 2011 Chicago Downtown Courtyard River North Year	Dec. 31, 2011 Chicago Marriott O Hare Year	Dec. 31, 2011 Chicago Marriott Suites Downers Grove Year	Dec. 31, 2011 Chicago Marriott Suites O Hare Year	Dec. 31, 2011 Coronado Island Marriott Resort Year	Dec. 31, 2011 Costa Mesa Marriott Year	Dec. 31, 2011 Courtyard Nashua Year	Dec. 31, 2011 Dallas, Addison Marriott Quorum By The Galleria Year	Dec. 31, 2011 Dayton Marriott Year	Dec. 31, 2011 Delta Meadowvale Resort Conference Center Year	Dec. 31, 2011 Denver Marriott Tech Center Hotel Year	Dec. 31, 2011 Denver Marriott West Year	Dec. 31, 2011 Embassy Suites Chicago Downtown Lakefront Year	Dec. 31, 2011 Four Seasons Hotel Atlanta Year	Dec. 31, 2011 Four Seasons Hotel Philadelphia Year	Dec. 31, 2011 Gaithersburg Marriott Washingtonian Center Year	Dec. 31, 2011 Grand Hyatt Atlanta In Buckhead Year	Dec. 31, 2011 Greensboro Highpoint Marriott Airport Year	Dec. 31, 2011 Harbor Beach Marriott Resort Spa Year	Dec. 31, 2011 Hartford Marriott Rocky Hill Year	Dec. 31, 2011 Hilton Melbourne South Wharf Year	Dec. 31, 2011 Hilton Singer Island Oceanfront Resort Year	Dec. 31, 2011 Houston Airport Marriott Year	Dec. 31, 2011 Houston Marriott At The Texas Medical Center Year	Dec. 31, 2011 Hyatt Regency Cambridge Year	Dec. 31, 2011 Hyatt Regency Maui Resort Spa On Kaanapali Beach Year	Dec. 31, 2011 Hyatt Regency Reston Year	Dec. 31, 2011 Hyatt Regency San Francisco, Burlingame Year	Dec. 31, 2011 Hyatt Regency Washington On Capitol Hill Year	Dec. 31, 2011 JW Marriott Desert Springs Resort Spa Year	Dec. 31, 2011 JW Marriott Hotel Buckhead Atlanta Year	Dec. 31, 2011 JW Marriott Hotel Houston Year	Dec. 31, 2011 JW Marriott Mexico City Year	Dec. 31, 2011 JW Marriott Rio De Janeiro Year	Dec. 31, 2011 JW Marriott Washington, DC Year	Dec. 31, 2011 Kansas City Airport Marriott Year	Dec. 31, 2011 Key Bridge Marriott Year	Dec. 31, 2011 Manchester Grand Hyatt San Diego Year	Dec. 31, 2011 Manhattan Beach Marriott Year	Dec. 31, 2011 Marina Del Rey Marriott Year	Dec. 31, 2011 Marriott At Metro Center Year	Dec. 31, 2011 Memphis Marriott Downtown Year	Dec. 31, 2011 Miami Marriott Biscayne Bay Year	Dec. 31, 2011 Minneapolis Marriott City Center Year	Dec. 31, 2011 New Orleans Marriott Year	Dec. 31, 2011 New York Helmsley Hotel Year	Dec. 31, 2011 New York Marriott Downtown Year	Dec. 31, 2011 New York Marriott Marquis Times Square Year	Dec. 31, 2011 Newark Liberty International Airport Marriott Year	Dec. 31, 2011 Newport Beach Marriott Bayview Year	Dec. 31, 2011 Newport Beach Marriott Hotel Spa Year	Dec. 31, 2011 New Zealand Hotel Portfolio Year	Dec. 31, 2011 Orlando World Center Marriott Resort Convention Center Year	Dec. 31, 2011 Park Ridge Marriott Year	Dec. 31, 2011 Philadelphia Airport Marriott Year	Dec. 31, 2011 Philadelphia Marriott Downtown Year	Dec. 31, 2011 Portland Marriott Downtown Waterfront Year	Dec. 31, 2011 San Antonio Marriott Rivercenter Year	Dec. 31, 2011 San Antonio Marriott Riverwalk Year	Dec. 31, 2011 San Cristobal Tower, Santiago Year	Dec. 31, 2011 San Diego Marriott Hotel Marina Year	Dec. 31, 2011 San Diego Marriott Mission Valley Year	Dec. 31, 2011 San Francisco Airport Marriott Year	Dec. 31, 2011 San Francisco Marriott Fisherman Wharf Year	Dec. 31, 2011 San Francisco Marriott Marquis Year	Dec. 31, 2011 San Ramon Marriott Year	Dec. 31, 2011 Santa Clara Marriott Year	Dec. 31, 2011 Scottsdale Marriott At McDowell Mountains Year	Dec. 31, 2011 Scottsdale Marriott Suites Old Town Year	Dec. 31, 2011 Seattle Airport Marriott Year	Dec. 31, 2011 Sheraton Boston Hotel Year	Dec. 31, 2011 Sheraton Indianapolis Hotel Suites Year	Dec. 31, 2011 Sheraton Needham Hotel Year	Dec. 31, 2011 Sheraton New York Hotel Towers Year	Dec. 31, 2011 Sheraton Parsippany Hotel Year	Dec. 31, 2011 Sheraton San Diego Hotel Marina Year	Dec. 31, 2011 Sheraton Santiago Hotel Convention Center Year	Dec. 31, 2011 St Regis Hotel, Houston Year	Dec. 31, 2011 Swissotel Chicago Year	Dec. 31, 2011 Tampa Airport Marriott Year	Dec. 31, 2011 Tampa Marriott Waterside Hotel Marina Year	Dec. 31, 2011 The Fairmont Kea Lani Maui Year	Dec. 31, 2011 The Ritz Carlton, Amelia Island Year	Dec. 31, 2011 The Ritz Carlton, Buckhead Year	Dec. 31, 2011 The Ritz Carlton, Marina Del Rey Year	Dec. 31, 2011 The Ritz Carlton, Naples Year	Dec. 31, 2011 The Ritz Carlton, Naples Golf Resort Year	Dec. 31, 2011 The Ritz Carlton, Phoenix Year	Dec. 31, 2011 The Ritz Carlton, San Francisco Year	Dec. 31, 2011 The Ritz Carlton, Tysons Corner Year	Dec. 31, 2011 The Westin Buckhead Atlanta Year	Dec. 31, 2011 The Westin Chicago River North Year	Dec. 31, 2011 The Westin Cincinnati Year	Dec. 31, 2011 The Westin Denver Downtown Year	Dec. 31, 2011 The Westin Georgetown, Washington, DC Year	Dec. 31, 2011 The Westin Indianapolis Year	Dec. 31, 2011 The Westin Kierland Resort Spa Year	Dec. 31, 2011 The Westin Los Angeles Airport Year	Dec. 31, 2011 The Westin Mission Hills Resort Spa Year	Dec. 31, 2011 The Westin Seattle Year	Dec. 31, 2011 The Westin South Coast Plaza Year	Dec. 31, 2011 The Westin Waltham Boston Year	Dec. 31, 2011 Toronto Marriott Airport Year	Dec. 31, 2011 Toronto Marriott Downtown Eaton Center Year	Dec. 31, 2011 W New York Year	Dec. 31, 2011 W New York Union Square Year	Dec. 31, 2011 W Seattle Year	Dec. 31, 2011 Washington Dulles Airport Marriott Year	Dec. 31, 2011 Westfields Marriott Washington Dulles Year	Dec. 31, 2011 Total Hotels	Dec. 31, 2011 Other Properties Year
Real Estate and Accumulated Depreciation [Line Items]
Debt	$ 1,006	[1]	$ 1,025	[1]																											$ 134		$ 84														$ 114																$ 104	$ 81	$ 246																																	$ 208								$ 35																$ 1,006
Initial Costs, Land	1,782						6	13				5	7	4	2	5		3	3	14	2	4	6			5	26	7	8					2			18	92	11	16	40	13	16	4	11	13	26				7		20				16	155	19			6	11	16	18			3	6			7		4	11	6				8	3	3	42	3	5	346	8		19	6	29			55	25	14		19	6	10	31		5	33			16	12	100		40	39		9	5		138	48	11		7	1,782
Initial Costs, Buildings & Improvements	9,431						29	184	7	26	203	18	27	26	14	36	53	18	14	27	30	20	26	12	86	48	60	22	88	19	62	17	136	10	10	19	84	212	78	119	230	143	21	26	35	29	98	8	38	548	29	13	24	16	27	27	96	152	79	552	30	14	13	123	157	20	42	144	40	86	45	15	202	23	48	20	278	22	39	48	20	42	262	51	27	409	30	328	11	33	132	9		294	115	81	52	126		63	123	89	84	116	54	89	80	100	280	102	47	175	46	59	24	27	102	145	125	3	32	9,427	4
Subsequent Costs Capitalized	3,807						6	159	38	8	53	14	12	39	5	8	26	6	6	18	8	19	27	10	6	18	20	8	21	8	99		(7)	15	38	17	4	30	18	49	21	117	23	22	7	(4)	42	24	31		14	23	19	35	29	39	109		39	152	4	8	112	(18)	322	10	8	104	20	79	17	1	253	10	37	20	91	17	54	3	9	18	45	9	5	120	8	24	(1)	15	77	20	106	20	58	58	24	97	92	7	23	15	21	1	11	8	11	7	16	14	12	3	9	8	15	17	37		1	36	15	3,791	16
Land	1,852						6	16	15			5	7	4	2	5		3	3	14	2	4	6			6	27	7	8					2			19	92	12	20	40	14	16	6	10	12	26						20				16	155	19			6	11	16	29			11	6			7		4	12	6				8	3	3	42	3	5	346	8		19	6	30		11	55	25	15		21	22	10	31		6	33			16	12	100		38	39		9	5		138	48	11		7	1,852
Buildings & Improvements	13,168						35	340	30	34	256	32	39	65	19	44	79	24	20	45	38	39	53	22	92	65	79	30	109	27	161	17	129	25	48	36	87	242	95	164	251	259	44	46	43	26	140	32	69	548	50	36	43	51	56	66	205	152	118	704	34	22	125	105	468	30	50	240	60	165	62	16	455	33	84	40	369	39	93	51	29	60	307	60	32	529	38	352	10	48	208	29	95	314	173	138	76	221	76	70	146	104	104	117	65	97	91	107	296	116	61	178	55	67	39	44	139	145	126	39	47	13,148	20
Total	15,020		13,749		13,076	13,115	41	356	45	34	256	37	46	69	21	49	79	27	23	59	40	43	59	22	92	71	106	37	117	27	161	17	129	27	48	36	106	334	107	184	291	273	60	52	53	38	166	32	69	548	50	36	63	51	56	66	221	307	137	704	34	28	136	121	497	30	50	251	66	165	62	23	455	37	96	46	369	39	93	59	32	63	349	63	37	875	46	352	29	54	238	29	106	369	198	153	76	242	98	80	177	104	110	150	65	97	107	119	396	116	99	217	55	76	44	44	277	193	137	39	54	15,000	20
Accumulated Depreciation	$ 4,306		$ 3,834		$ 3,404	$ 3,075	$ 15	$ 103	$ 19	$ 14	$ 75	$ 17	$ 19	$ 41	$ 9	$ 16	$ 32	$ 11	$ 12	$ 23	$ 14	$ 21	$ 24	$ 14	$ 19	$ 24	$ 31	$ 14	$ 39	$ 14	$ 71	$ 12	$ 4	$ 13	$ 39	$ 19	$ 37	$ 56	$ 34	$ 58	$ 43	$ 99	$ 24	$ 26	$ 31	$ 1	$ 52	$ 26	$ 56	$ 14	$ 24	$ 17	$ 21	$ 22	$ 26	$ 42	$ 96	$ 4	$ 52	$ 436	$ 23	$ 10	$ 65	$ 3	$ 165	$ 12	$ 21	$ 87	$ 29	$ 63	$ 27	$ 2	$ 156	$ 15	$ 41	$ 20	$ 188	$ 16	$ 67	$ 10	$ 11	$ 32	$ 48	$ 9	$ 5	$ 79	$ 7	$ 53	$ 2	$ 9	$ 59	$ 22	$ 31	$ 63	$ 60	$ 59	$ 36	$ 105	$ 18	$ 27	$ 54	$ 40	$ 37	$ 4	$ 12	$ 15	$ 16	$ 17	$ 40	$ 19	$ 12	$ 26	$ 18	$ 12	$ 19	$ 20	$ 27	$ 5	$ 18	$ 30	$ 22	$ 4,293	$ 13
Date of Completion of Construction							-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	2000	-	-	-	-	-	2002	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-		-
Date Acquired							1996	1998	1976	1996	2002	1996	1992	1998	1989	1997	1997	1996	1989	1994	1998	1996	1994	1983	2004	1998	1998	1993	1998	1983	1997	1991	2011	1986	1984	1998	1998	2003	1998	1998	2006	1997	1990	1994	1996	2010	2003	1993	1997	2011	1997	1995	1994	1998	1998	1986	1996	2011	1997	1986	1984	1975	1975	2011	1997	1987	1995	1995	1994	1996	1995	2006	1996	1998	1994	1994	1989	1996	1989	2004	1988	1998	2006	2006	1986	2006	2006	2006	2006	2006	1998	2000	-	2003	1998	1996	1997	1996	-	1998	1998	1998	1998	2010	2006	2006	2006	2006	2006	2006	2006	2006	2006	2006	1996	1995	2006	2010	2006	1970	1994		various
Depreciation Life							40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	31	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	35	40	40	40	40	40	40	40	34	40	40	40	40	40	35	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40		40

[1]	The amount of the assets stated above securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.

Real Estate And Accumulated Depreciation (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate and Accumulated Depreciation [Line Items]
Beginning Balance	$ 13,749	$ 13,076	$ 13,115
Additions:
Acquisitions	1,155	532	2
Capital expenditures and transfers from construction-in-progress	338	161	326
Deductions:
Dispositions and other	(214)	(20)	(265)
Impairments	(8)		(94)
Assets held for sale			(8)
Ending Balance	15,020	13,749	13,076
Beginning Balance	3,834	3,404	3,075
Depreciation and amortization	496	450	451
Dispositions and other	(24)	(20)	(121)
Depreciation on assets held for sale			(1)
Ending Balance	4,306	3,834	3,404
Cost of real estate for federal income tax purposes	$ 10,570